[GRAPHIC:  WATER DROP]                            Nations
                                                  Cash Reserves

                                                  Nations
                                                  Money Market
                                                  Reserves

                                                  Nations
                                                  Treasury Reserves

                                                  Nations
                                                  Government Reserves

                                                  Nations
                                                  Municipal Reserves

                                                  Nations California
                                                  Tax-Exempt Reserves




NATIONS RESERVES                                  ANNUAL REPORT FOR THE YEAR
MONEY MARKET FUNDS                                ENDED MARCH 31, 2001


ANNUAL REPORT




                                   [NATIONS FUNDS LOGO]

This Report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

Nations Funds distributor: Stephens Inc., which is not affiliated with Bank of America N.A., is not a bank, and securities offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE, SIPC.

Nations Funds Investment adviser: Banc of America Advisors, Inc.

NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

NATIONS RESERVES MONEY MARKET FUNDS

Dear Shareholder:

We are pleased to present the annual financial report for Nations Reserves money market funds (the "Funds"). This report contains important financial data regarding your investment for the period ended March 31, 2001. We hope you will take a moment to review this information.

A DEFINING PERIOD FOR INVESTORS

The fiscal year for the Funds opened in April 2000 to an economy of robust growth, a tight labor market and rising energy prices. These factors led to inflationary pressures which forced the Federal Reserve Board to raise short-term interest rates a full 50 basis points at its May 2000 meeting. During the second half of 2000, inventories accumulated and the economy slowed down significantly. During the first quarter of 2001, the Federal Open Market Committee (FOMC) responded in a dramatic fashion by lowering short-term interest rates in 3 increments of 50 basis points each beginning with an inter-meeting move on January 3rd, followed by similar moves at their regular meeting dates in January and March.

While this environment challenged stock prices and corporate earnings projections, the Funds were generally well positioned to take advantage of these moves. Our portfolio management team developed a strategic plan to purchase longer duration securities while the yield curve was relatively steep. Maturities were generally extended just prior to the first easing in January 2001, which allowed the Funds to maintain a higher yield as market rates were falling.

WHAT TO EXPECT THIS YEAR

A major concern overhanging the market is whether the economy will experience an actual recession and how long this bout of weakness will persist. Growth has remained at a near standstill, but it is our belief that the overall economy will not experience a contraction - and hence, a recession. With a period of such dramatic easing by the FOMC, combined with a resurgence in money growth, we expect a recovery may occur later this year. We believe this should mitigate the need for significant further easing of monetary policy and provide the impetus for a more normal, positively sloped yield curve.

With the yield curve inverted for much of 2001, we believe relatively few opportunities for money fund investors to maintain longer weighted average maturities (WAMs) will be available. Given this type of environment, we feel maintaining shorter WAMs will create the most current yield for money market investors and keep them well positioned for an eventual steepening of the yield curve.

OUR COMMITMENT TO YOUR SHORT-TERM INVESTMENT NEEDS

We are committed to providing competitive products and services for your short-term investment and cash management needs. Nations Reserves money market funds are managed daily by teams of investment professionals, giving you convenient and efficient access to major sectors of the money markets. By choosing professional management, you benefit from our strength to keep pace with changing economic conditions. We believe our focused and disciplined approach, tremendous buying power, emphasis on in-depth research as well as intensive security, economic and credit analysis provide you with highly performing investment options while seeking to control portfolio risk.

We appreciate your business and thank you for choosing Nations Reserves money market funds to assist you with your short-term investment needs.

Sincerely,

/s/ A. Max Walker
A. Max Walker
President and Chairman of the Board,
Nations Reserves

/s/ Robert H. Gordon
Robert H. Gordon
President, Banc of America Advisors, Inc.

March 31, 2001

AN INVESTMENT IN MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN MONEY MARKET FUNDS.

Sources for economic and statistical data: Banc of America Capital Management, Inc.

                      (This page intentionally left blank)

TABLE OF CONTENTS

                                     FINANCIAL STATEMENTS
                                     Statements of net assets
                                       Nations Cash Reserves                                         2
                                       Nations Money Market Reserves                                 8
                                       Nations Treasury Reserves                                    12
                                       Nations Government Reserves                                  14
                                       Nations Municipal Reserves                                   16
                                       Nations California Tax-Exempt Reserves                       27
                                     Statements of operations                                       36
                                     Statements of changes in net assets                            38
                                     Statement of cash flows                                        41
                                     Schedules of capital stock activity                            42
                                     Financial highlights                                           48
                                     Notes to financial statements                                  60

                            ------------------------------------------------------------------------------
                                NATIONS FUNDS                          [DALBAR LOGO]
                                RECOGNIZED FOR
                                OUTSTANDING                            DALBAR, Inc., is a well-respected
                                INTERMEDIARY AND                       research firm that measures
                                SHAREHOLDER SERVICE                    customer service levels and
                                                                       establishes benchmarks in the
                                IN RECOGNITION OF ITS COMMITMENT TO    financial services industry.
                                PROVIDE INVESTMENT PROFESSIONALS
                                AND SHAREHOLDERS WITH THE HIGHEST
                                LEVEL OF SERVICE IN THE MUTUAL FUND
                                INDUSTRY, NATIONS FUNDS RECEIVED
                                BOTH THE DALBAR INTERMEDIARY
                                SERVICE AWARD AND MUTUAL FUND
                                SERVICE AWARD IN 2000.
                            ------------------------------------------------------------------------------

NATIONS RESERVES MONEY MARKET FUNDS
Nations Cash Reserves
  STATEMENT OF NET ASSETS                                      MARCH 31, 2001

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             ASSET-BACKED SECURITIES -- 0.2%
               (Cost $100,000)
             ASSET-BACKED -- AUTO LOANS -- 0.2%
$  100,000   Ford Credit Auto Owner Trust,
               Series 2001-A, Class A2,
               5.494% 10/15/01.................  $   100,000
                                                 -----------
             BANK OBLIGATIONS -- 28.2%
             BANK NOTES -- 9.3%
             American Express Centurion Bank
   150,000   5.170%(+) 04/01/01(++)............      149,996
   100,000   5.180%(+) 04/01/01(++)............      100,000
   100,000   5.229%(+) 04/09/01(++)............      100,000
   100,000   5.204%(+) 04/11/01(++)............       99,999
   100,000   Bank One Corporation, MTN
               5.180%(+) 06/16/01(++)..........      100,157
             Bank One, N.A.
   275,000   5.150%(+) 04/01/01(++)............      274,978
   100,000   7.170% 05/08/01...................      100,000
   200,000   7.230% 06/11/01...................      199,993
   150,000   6.660% 11/02/01...................      149,966
   200,000   6.680% 11/02/01...................      199,966
             Comerica Bank, N.A.
   200,000   5.150%(+) 04/01/01(++)............      199,966
   100,000   5.160%(+) 04/01/01(++)............       99,994
   200,000   5.273%(+) 04/03/01(++)............      200,000
   200,000   5.163%(+) 04/17/01(++)............      199,988
             First Union National Bank
   100,000   5.180%(+) 04/01/01(++)............      100,000
   150,000   5.190%(+) 04/01/01(++)............      150,000
   200,000   5.340%(+) 04/01/01(++)............      200,000
   200,000   5.350%(+) 04/01/01(++)............      200,000
   150,000   5.370%(+) 04/01/01(++)............      149,999
   100,000   5.136%(+) 04/23/01(++)............      100,034
    30,000   Fleet Bank, N.A.
               5.284%(+) 04/17/01(++)..........       30,008
             Key Bank, N.A.
   200,000   5.130%(+) 04/01/01(++)............      199,979
   200,000   5.130%(+) 04/01/01(++)............      199,981
   200,000   5.150%(+) 04/01/01(++)............      199,982
   200,000   5.558%(+) 04/27/01(++)............      199,981
   150,000   National City Bank
               4.950%(+) 04/21/01(++)..........      149,981
   350,000   National City Bank of Indiana
               5.100%(+) 04/01/01(++)..........      349,918
   250,000   Royal Bank of Canada
               5.115%(+) 04/01/01(++)..........      249,965
             SouthTrust Bank, N.A.
   300,000   5.140%(+) 04/01/01(++)............      299,993
   100,000   5.150%(+) 04/01/01(++)............       99,992
             US Bank, N.A.
   200,000   5.130%(+) 04/01/01(++)............      199,975
   100,000   5.180%(+) 04/01/01(++)............      100,000
                                                 -----------
                                                   5,354,791
                                                 -----------
             CERTIFICATES OF DEPOSIT -- DOMESTIC -- 2.3%
             Allfirst Bank
   200,000   5.275%(+) 04/07/01(++)............      200,000
   200,000   5.140%(+) 04/16/01(++)............      200,000
   200,000   Citibank, N.A.
               5.510% 04/11/01.................      200,020

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             CERTIFICATES OF
               DEPOSIT -- DOMESTIC -- (CONTINUED)
             Comerica Bank, N.A.
$  125,000   5.125%(+) 04/01/01(++)............  $   124,978
   145,000   5.130%(+) 04/01/01(++)............      144,987
   250,000   4.978%(+) 04/20/01(++)............      249,968
   100,000   First Union National Bank
               5.293%(+) 04/05/01(++)..........       99,989
   100,000   Toronto-Dominion Bank
               6.240% 12/11/01.................       99,980
                                                 -----------
                                                   1,319,922
                                                 -----------
             CERTIFICATES OF DEPOSIT -- YANKEE -- 8.3%
   100,000   ABN AMRO Bank
               5.040% 02/04/02.................       99,992
   163,000   Bank Austria AG
               5.119%(+) 04/15/01(++)..........      162,979
             Bank of Novia Scotia, (New York)
   200,000   6.780% 04/25/01...................      199,996
   100,000   6.620% 11/02/01...................       99,983
             Bayerische Hypotheken und
               Vereinsbank AG, (New York)
   225,000   5.030%(+) 04/01/01(++)............      224,961
   200,000   5.030%(+) 04/01/01(++)............      200,000
   250,000   5.080%(+) 04/01/01(++)............      249,931
   200,000   5.115%(+) 04/01/01(++)............      199,973
   250,000   6.370% 06/13/01...................      250,000
             Canadian Imperial Bank of
               Commerce, (New York)
   100,000   5.105%(+) 04/01/01(++)............       99,984
   100,000   5.118%(+) 04/01/01(++)............       99,987
   200,000   6.620% 11/02/01...................      199,966
             Commerzbank AG, (New York)
   300,000   6.780% 04/25/01...................      299,993
   250,000   5.000% 04/26/01...................      249,995
   150,000   5.015%(+) 04/29/01(++)............      149,985
    75,000   6.875% 08/10/01...................       74,994
             Credit Agricole, (New York)
   200,000   6.820% 04/27/01...................      199,997
   195,000   6.890% 08/31/01...................      194,990
   150,000   5.080% 02/06/02...................      149,988
             Deutsche Bank AG, (New York)
    50,000   5.110%(+) 04/01/01(++)............       49,993
   200,000   6.720% 10/10/01...................      199,970
   250,000   6.620% 11/02/01...................      249,958
    75,000   Dresdner Bank AG
               5.220% 02/19/02.................       75,000
   200,000   Landesbank Hessen-Thuringen
               Girozentrale, (New York)
               6.885% 04/30/01.................      199,998
    50,000   Rabobank Nederland
               5.000% 02/05/02.................       49,996
    50,000   Rabobank Nederland, (New York)
               6.610% 11/02/01.................       49,992
   250,000   Royal Bank of Canada, (New York)
               6.210% 12/11/01.................      249,934
   100,000   United Bank of Switzerland, (New
               York)
               6.820% 04/27/01.................       99,999

                       SEE NOTES TO FINANCIAL STATEMENTS.
 2

NATIONS RESERVES MONEY MARKET FUNDS
Nations Cash Reserves
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             CERTIFICATES OF
               DEPOSIT -- YANKEE -- (CONTINUED)
$  100,000   Westdeutsche Landesbanken,
               Girozentrale
               5.250% 02/15/02.................  $   100,000
                                                 -----------
                                                   4,732,534
                                                 -----------
             TIME DEPOSITS -- EURO -- 8.3%
   700,000   Bayerische Hypotheken und
               Verinsbank AG
               5.438% 04/02/01.................      700,000
   500,000   Canadian Imperial Bank of Commerce
               5.500% 04/02/01.................      500,000
             Credit Agricole
   350,000   5.438% 04/02/01...................      350,000
   500,000   5.500% 04/02/01...................      500,000
   700,000   Deutsche Bank
               5.375% 04/02/01.................      700,000
   875,000   Key Bank
               5.250% 04/02/01.................      875,000
 1,100,000   Societe Generale
               5.375% 04/02/01.................    1,100,000
                                                 -----------
                                                   4,725,000
                                                 -----------
             TOTAL BANK OBLIGATIONS
               (Cost $16,132,247)..............   16,132,247
                                                 -----------
             CORPORATE OBLIGATIONS -- 47.0%
             COMMERCIAL PAPER -- 27.4%
             Amstel Funding Corporation
   280,876     Discount note 04/26/01#.........      279,902
   100,000   Discount note 05/09/01#...........       99,440
    98,460   Discount note 05/16/01#...........       97,811
   202,838   Discount note 06/12/01#...........      200,834
   225,000   Discount note 06/15/01#...........      222,684
             AT&T Corporation
   200,000   5.699%(+) 04/13/01(++)#...........      200,000
   650,000   5.086%(+) 04/19/01(++)#...........      650,000
   350,000   Discount note 04/30/01............      348,514
    75,000   Discount note 05/15/01............       74,489
   125,000   7.270% 06/14/01#..................      125,000
   121,177   Barton Capital Corporation
               Discount note 04/12/01#.........      120,993
             Bavaria TRR Corporation
   300,000   Discount note 04/10/01#...........      299,619
   250,000   Discount note 04/24/01#...........      249,205
   140,000   Ciesco LP
               Discount note 05/07/01..........      139,271
   500,000   Citibank Capital Markets Assets
               LLC
               Discount note 04/02/01#.........      499,924
    50,000   Computer Sciences Corporation
               5.256%(+) 04/27/01(++)..........       50,000
   100,000   Corporate Receivables Corporation
               Discount note 05/08/01#.........       99,464
   200,000   Countrywide Home Loans, Inc.
               Discount note 04/26/01..........      199,294
 1,524,292   Edison Securitization LLC
               Discount note 04/02/01#.........    1,524,062
             Falcon Asset Securitization
               Corporation
   100,000   Discount note 04/11/01#...........       99,856
   305,060   Discount note 04/27/01#...........      303,945
   146,000   Discount note 05/08/01#...........      145,245

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             COMMERCIAL PAPER -- (CONTINUED)
$  100,000   Ford Motor Credit Company
               Discount note 05/04/01..........  $    99,538
   100,000   Four Winds Funding Corporation
               Discount note 04/26/01#.........       99,653
             Galaxy Funding Corporation
   200,000   Discount note 04/12/01#...........      199,681
   330,000   Discount note 05/15/01#...........      327,893
    75,000   Discount note 05/18/01#...........       74,489
   250,000   Discount note 06/06/01#...........      247,722
   150,000   GE Capital International Funding,
               Inc.
               Discount note 05/10/01#.........      149,038
             Greyhawk Funding LLC
   225,000   Discount note 04/12/01#...........      224,645
   150,000   Discount note 04/19/01#...........      149,625
   100,000   Discount note 04/20/01#...........       99,733
   257,900   Discount note 04/26/01#...........      257,001
    45,000   Discount note 06/15/01#...........       44,500
   430,000   Johnson Controls, Inc.
               Discount note 04/02/01#.........      429,933
             Jupiter Securitization Corporation
   317,709   Discount note 04/10/01#...........      317,295
   150,000   Discount note 04/11/01#...........      149,783
   151,535   Discount note 04/12/01#...........      151,293
   126,301   Discount note 04/16/01#...........      126,034
    59,835   Discount note 04/18/01#...........       59,691
   175,000   Lehman Brothers Holdings Inc.
               Discount note 06/28/01..........      172,273
             Lone Star Funding LLC
   130,000   Discount note 06/08/01#...........      128,772
   100,000   Discount note 06/13/01#...........       98,998
             Mitsubishi International
               Corporation
    25,000   Discount note 04/25/01............       24,908
    50,000   Discount note 04/26/01............       49,809
    70,000   Discount note 05/14/01............       69,572
   100,000   Discount note 05/24/01............       99,270
             MOAT Funding LLC
   100,000   Discount note 04/26/01#...........       99,563
   150,000   Discount note 04/30/01#...........      149,389
   200,000   Discount note 05/15/01#...........      198,409
             Morgan Stanley Dean Witter and
               Company
   500,000   Discount note 04/11/01............      499,299
   500,000   Discount note 05/15/01............      496,944
             Moriarty Ltd.
   175,000   Discount note 05/29/01#...........      173,528
   150,000   Discount note 06/18/01#...........      148,258
             Ness LLC
    94,207   Discount note 05/15/01#...........       93,605
    66,984   Discount note 06/15/01#...........       66,119
             North Coast Funding LLC
    75,000   Discount note 06/12/01#...........       74,193
   113,000   Discount note 06/25/01#...........      111,579
   100,000   Paradigm Funding LLC
               Discount note 04/20/01#.........       99,733
             Park Avenue Receivables
   100,000   Discount note 04/23/01#...........       99,696
    53,755   Discount note 05/11/01#...........       53,456

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Cash Reserves
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             COMMERCIAL PAPER -- (CONTINUED)
             Pennine Funding LLC
$  100,000   Discount note 04/12/01#...........  $    99,842
   140,000   Discount note 05/23/01#...........      138,942
   100,000   Discount note 05/24/01#...........       99,230
   500,000   Salomon Smith Barney Holdings Inc.
               Discount note 04/19/01..........      498,755
   150,000   Surrey Funding Corporation
               Discount note 05/03/01#.........      149,324
    66,242   Thames Asset Global Securitization
               Discount note 04/09/01#.........       66,165
   400,000   Trident Capital Finance, Inc.
               Discount note 04/25/01#.........      398,640
   214,800   UBS Finance (Delaware) Inc.
               Discount note 04/03/01..........      214,736
   500,000   Unilever Capital Corporation
               5.110%(+) 06/07/01(++)#.........      500,000
   500,000   Venture Business Trust
               Discount note 04/02/01#.........      499,925
   400,000   Verizon Global Funding Corporation
               5.064%(+) 06/15/01(++)#.........      400,000
             Victory Receivables Corporation
   103,064   Discount note 04/17/01#...........      102,831
   144,666   Discount note 04/20/01#...........      144,283
   150,000   World Omni Vehicle Leasing, Inc.
               Discount note 04/12/01#.........      149,761
                                                 -----------
                                                  15,706,906
                                                 -----------
             CORPORATE BONDS AND NOTES -- 19.6%
             American Honda Finance Corporation
   100,000     5.275%(+) 04/07/01(++)##........      100,000
   100,000   5.224%(+) 04/12/01(++)............      100,000
   225,000   5.650%(+) 04/12/01(++)##..........      225,000
    50,000   5.046%(+) 04/19/01(++)............       50,000
    50,000   4.998%(+) 04/20/01(++)............       50,000
   100,000   5.008%(+) 04/20/01(++)##..........      100,000
   200,000   5.060%(+) 04/24/01(++)##..........      200,000
   100,000   5.058%(+) 04/30/01(++)............      100,000
             Bear, Stearns and Company, Inc.,
               MTN
   200,000   5.230%(+) 04/01/01(++)............      200,000
   250,000   5.250%(+) 04/01/01(++)............      250,000
    50,000   7.150% 05/03/01##.................       50,000
             Beta Finance, Inc.
    75,000   4.870%(+) 04/03/01(++)##..........       75,000
   100,000   4.905%(+) 04/03/01(++)##..........      100,000
    75,000   6.850% 04/24/01##.................       75,000
   100,000   7.200% 05/08/01##.................      100,000
    85,000   7.210% 06/11/01##.................       85,000
    50,000   Caterpillar, Inc.
               5.124%(+) 06/01/01..............       50,000
             CC (USA) Inc.
    50,000   4.865%(+) 04/03/01(++)##..........       50,000
   100,000   6.850% 04/17/01##.................      100,000
    85,000   7.210% 06/11/01##.................       85,000
             CIT Group Inc., MTN
   175,000   5.150%(+) 04/01/01(++)............      174,988
   265,000   5.033%(+) 06/06/01................      264,976
   100,000   Commerzbank AG
               5.000% 02/05/02.................       99,992

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             CORPORATE BONDS AND NOTES -- (CONTINUED)
$   70,000   Computer Sciences Corporation
               5.256%(+) 04/29/01(++)..........  $    70,000
    25,000   Constellation Energy Group
               4.960%(+) 06/21/01(++)##........       25,000
   150,000   Credit Suisse First Boston, Inc.
               4.998%(+) 04/20/01(++)..........      149,994
    50,000   Dresdner Bank AG
               5.139%(+) 06/04/01(++)..........       50,026
             Ford Motor Credit Company
   400,000   5.104%(+) 06/15/01(++)............      400,001
    75,000   5.063%(+) 06/19/01(++)............       75,040
             General Motors Acceptance
               Corporation
   225,000   5.286%(+) 04/12/01(++)............      225,000
    10,000   5.909%(+) 04/16/01(++)............       10,006
    47,900   5.698%(+) 04/29/01(++)............       47,912
   111,587   5.723%(+) 04/30/01(++)............      111,426
    50,000   5.514%(+) 06/01/01(++)............       50,036
    25,000   5.160%(+) 06/12/01(++)............       25,024
    41,000   5.214%(+) 06/15/01(++)............       41,018
   400,000   4.983%(+) 06/19/01(++)............      400,001
             Goldman Sachs Group, Inc.
   275,000   6.590% 05/10/01...................      275,000
   175,000   5.110% 05/15/01...................      175,000
   150,000   6.830% 06/04/01(--)...............      150,000
   250,000   5.260% 06/18/01...................      250,000
   225,000   5.510% 07/17/01...................      225,000
   150,000   Household Finance Corporation
               5.195%(+) 04/16/01(++)..........      150,000
   100,000   K2 (USA) LLC
               5.164%(+) 04/15/01(++)##........      100,000
             KeyCorp
   150,000   5.581%(+) 04/24/01(++)............      150,000
   150,000   5.580%(+) 04/26/01(++)............      149,981
    50,000   5.568%(+) 04/30/01(++)............       50,000
   100,000   5.369%(+) 05/15/01(++)............       99,998
   150,000   5.373%(+) 05/21/01(++)............      149,980
   100,000   5.034%(+) 06/15/01(++)............       99,973
             Lehman Brothers Holdings Inc.
   250,000   5.470%(+) 04/01/01(++)............      250,000
   250,000   5.264%(+) 04/12/01(++)............      250,000
   100,000   6.279%(+) 04/19/01(++)............      100,312
             Links Finance LLC
   100,000   5.100%(+) 04/01/01(++)##..........      100,000
   100,000   5.150%(+) 04/16/01(++)##..........      100,000
   100,000   5.040%(+) 04/26/01(++)##..........       99,987
   125,000   Merck & Company, Inc.
               5.100% 02/22/02.................      125,000
             Merrill Lynch and Company
   100,000   5.350%(+) 04/01/01(++)............       99,998
   200,000   5.350%(+) 04/01/01(++)............      199,996
   100,000   5.036%(+) 04/19/01(++)............      100,000
   100,000   Minnesota Mining and Manufacturing
               Company
               6.325% 12/12/01.................      100,000
             Morgan Stanley Dean Witter and
               Company
   150,000   5.310%(+) 04/01/01(++)............      150,000
   300,000   5.189%(+) 04/15/01(++)............      300,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
 4

NATIONS RESERVES MONEY MARKET FUNDS
Nations Cash Reserves
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             CORPORATE BONDS AND NOTES -- (CONTINUED)
             National City Bank
$   45,000   5.311%(+) 04/02/01(++)............  $    45,014
   300,000   5.273%(+) 04/04/01(++)............      300,000
   250,000   National Rural Utilities
               Cooperative Finance Corporation
               5.100% 02/05/02.................      250,000
   150,000   Nationwide Building Society
               5.234%(+) 04/12/01(++)..........      150,000
             Northern Rock plc
   200,000   5.234%(+) 04/12/01(++)............      200,000
   250,000   6.870% 04/20/01##.................      250,000
             SBC Communications Inc.
   350,000   5.183%(+) 04/14/01(++)............      349,983
   135,000   5.475%(+) 05/01/01##..............      135,000
             Sigma Finance, Inc.
   100,000   5.155%(+) 04/01/01(++)##..........      100,000
   200,000   5.200%(+) 04/01/01(++)##..........      200,000
    75,000   4.865%(+) 04/03/01(++)##..........       75,000
   150,000   4.865%(+) 04/03/01(++)##..........      150,000
   200,000   5.184%(+) 04/15/01(++)##..........      200,000
   200,000   7.470% 06/05/01##.................      200,000
    96,903   SMM Trust Series 1999-J
               5.649%(+) 04/22/01(++)..........       96,903
   132,000   Unilever Capital Corporation
               4.931%(+) 06/20/01(++)..........      132,114
                                                 -----------
                                                  11,199,679
                                                 -----------
             TOTAL CORPORATE OBLIGATIONS
               (Cost $26,906,585)..............   26,906,585
                                                 -----------
             FUNDING AGREEMENTS -- 1.0%
             First Allmerica Financial Life
               Insurance Company
    50,000   5.560%(+) 04/01/01(++)(--)........       50,000
    50,000   6.849%(+) 05/15/01(++)(--)........       50,000
    50,000   5.006%(+) 06/22/01(++)(--)........       50,000
    50,000   GE Life and Annuity Assurance
               Company
               5.625%(+) 04/01/01(++)(--)......       50,000
    50,000   Jackson National Life Insurance
               Company
               5.150%(+) 06/14/01(++)(--)......       50,000
    60,000   Security Life of Denver Insurance
               Company
               6.471%(+) 04/01/01(++)(--)......       60,000
             Transamerica Occidental Life
               Insurance Company
   125,000   5.480%(+) 04/01/01(++)(--)........      125,000
   117,000   5.520%(+) 04/01/01(++)(--)........      117,000
    20,000   5.660%(+) 05/01/01(++)(--)........       20,000
                                                 -----------
             TOTAL FUNDING AGREEMENTS
               (Cost $572,000).................      572,000
                                                 -----------

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             MUNICIPAL BONDS AND NOTES -- 0.3%
             ILLINOIS -- 0.1%
$   28,800   Illinois Student Assistance
               Commission Revenue, Series
               1990B, (GTD STD LNS, First
               National Bank of Chicago LOC),
               5.160%(+) 04/04/01(++)..........  $    28,800
             MISSOURI -- 0.0%+
    16,000   Missouri State Economic
               Development Export Revenue,
               (Biocraft Labs, Inc. Project)
               Series 1989, (PNC Bank LOC),
               5.250%(+) 04/04/01(++)..........       16,000
             VIRGINIA -- 0.2%
   140,000   Virginia State Housing Development
               Authority Commonwealth Revenue,
               Series 1996E,
               5.200%(+) 04/04/01(++)..........      140,000
                                                 -----------
             TOTAL MUNICIPAL BONDS AND NOTES
               (Cost $184,800).................      184,800
                                                 -----------
             REPURCHASE AGREEMENTS -- 22.9%
     6,275   Agreement with Bank of New York,
               5.250% dated 03/30/01 to be
               repurchased at $6,278 on
               04/02/01 collateralized by:
               $6,401 U.S. Treasury Notes,
               5.750% due 11/15/05.............        6,275
   500,000   Agreement with Chase Securities
               Inc., 5.420% dated 03/30/01 to
               be repurchased at $500,226 on
               04/02/01 collateralized by:
               $510,001 Various Commercial
               Paper, 0.000% - 5.260% due
               04/30/01 - 07/20/01.............      500,000
   400,000   Agreement with Chase Securities
               Inc., 5.450% dated 03/30/01 to
               be repurchased at $400,182 on
               04/02/01 collateralized by:
               $408,003 Various Commercial
               Paper, 0.000% - 5.210% due
               04/20/01 - 08/21/01.............      400,000
   100,000   Agreement with Credit Suisse First
               Boston Corporation, 5.350% dated
               03/30/01 to be repurchased at
               $100,045 on 04/02/01
               collateralized by: $102,113
               GNMA, 6.000% - 10.000% due
               10/15/02 - 11/15/30; $32 GNMA
               II, 7.500% due 07/20/28.........      100,000
   750,000   Agreement with First Union
               Securities, Inc., 5.500% dated
               03/30/01 to be repurchased at
               $750,344 on 04/02/01
               collateralized by: $228,491
               FNMA, 4.750% due 11/14/03;
               $26,511 FHLB, 5.000%-6.750% due
               02/15/02-02/28/03; $2,735 U.S.
               Treasury Notes, 6.625% due
               06/30/01; $507,266 U.S. Treasury
               Bonds, 9.625%-9.875% due
               02/15/02-11/15/15...............      750,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Cash Reserves
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             REPURCHASE AGREEMENTS -- (CONTINUED)
$1,000,000   Agreement with Goldman Sachs and
               Company, 5.440% dated 03/30/01
               to be repurchased at $1,000,453
               on 04/02/01 collateralized by:
               $1,734,000 Various Commercial
               Paper, due 04/02/01-08/01/01....  $ 1,000,000
   700,000   Agreement with Goldman Sachs and
               Company, 5.450% dated 03/30/01
               to be repurchased at $700,318 on
               04/02/01 collateralized by:
               $1,734,000 Various Commercial
               Paper, due 04/02/01-08/01/01....      700,000
   500,000   Agreement with Merrill Lynch
               Government Securities, Inc.,
               5.550% dated 03/30/01 to be
               repurchased at $500,231 on
               04/02/01 collateralized by:
               $11,478 BECCS, 13.875%-14.000%
               due 05/15/11-11/15/11; $1,163
               U.S. Treasury Strips, TIGR,
               Interest Receipt, due 05/15/01-
               11/15/06; $13,357 FHLMC, due
               07/15/01-02/15/08; $1,698 U.S.
               Treasury Strips, Interest Only,
               due 07/31/01-12/31/02; $482,308
               U.S. Treasury Strips, Principal
               Only, 4.875%-6.625% due
               03/31/01-05/31/03...............      500,000
 6,500,000   Agreement with Salomon Smith
               Barney Inc., 5.400% dated
               03/30/01 to be repurchased at
               $6,502,925 on 04/02/01
               collateralized by: $3,845,375
               FNMA, 0.000%-10.500% due
               12/01/05-01/01/37; $2,799,029
               FHLMC, 5.500%-8.656% due
               08/01/02-01/01/33...............    6,500,000
 1,675,000   Agreement with UBS Warburg, 5.400%
               dated 03/30/01 to be repurchased
               at $1,675,754 on 04/02/01
               collateralized by: $504,179
               FHLMC, 0.000%-6.860% due
               05/04/01-07/24/01; $1,204,324
               FNMA, 0.000%-6.250% due
               04/02/01-02/17/11...............    1,675,000
   500,000   Agreement with UBS Warburg, 5.450%
               dated 03/30/01 to be repurchased
               at $500,227 on 04/02/01
               collateralized by: $219,585
               FHLB, due 06/01/01; $290,416
               FNMA, 6.840% due 07/18/01.......      500,000

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             REPURCHASE AGREEMENTS -- (CONTINUED)
$  500,000   Agreement with UBS Warburg, 5.500%
               dated 03/30/01 to be repurchased
               at $500,229 on 04/02/01
               collateralized by: $48,422 FHLB,
               6.750% due 02/15/02; $238,884
               FHLMC, due 05/17/01-06/21/01;
               $222,695 FNMA, due
               09/27/01-12/27/01...............  $   500,000
                                                 -----------
             TOTAL REPURCHASE AGREEMENTS
               (Cost $13,131,275)..............   13,131,275
                                                 -----------

             U.S. GOVERNMENT AND AGENCY
               OBLIGATIONS -- 0.2%
               (Cost $109,967)
   110,000   FEDERAL NATIONAL MORTGAGE
               ASSOCIATION (FNMA)
               CERTIFICATES -- 0.2%
               4.970%(+) 04/01/01(++).........       109,967
                                                 -----------
             TOTAL INVESTMENTS
               (Cost $57,136,874*).....   99.8%   57,136,874
                                                 -----------
             OTHER ASSETS AND
               LIABILITIES (NET).......    0.2%
             Cash.............................   $        14
             Receivable for Fund shares
               sold...........................        31,446
             Interest receivable..............       328,955
             Payable for Fund shares
               redeemed.......................          (389)
             Investment advisory fee
               payable........................        (5,293)
             Administration fee payable.......        (2,023)
             Shareholder servicing and
               distribution fees payable......       (13,357)
             Distributions payable............       (76,362)
             Payable for investment securities
               purchased......................      (151,867)
             Accrued Trustees' fees and
               expenses.......................          (135)
             Accrued expenses and other
               liabilities....................        (5,787)
                                                 -----------
             TOTAL OTHER ASSETS AND
               LIABILITIES (NET)..............       105,202
                                                 -----------
             NET ASSETS................  100.0%  $57,242,076
                                                 ===========
             NET ASSETS CONSIST OF:
             Undistributed net investment
               income.........................   $        25
             Accumulated net realized loss on
               investments sold...............        (2,422)
             Paid-in capital..................    57,244,473
                                                 -----------
             NET ASSETS.......................   $57,242,076
                                                 ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

NATIONS RESERVES MONEY MARKET FUNDS
Nations Cash Reserves
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001


                                                    VALUE
------------------------------------------------------------
             NET ASSET VALUE, OFFERING AND
               REDEMPTION PRICE PER SHARE
             CAPITAL CLASS SHARES:
             ($20,037,526,376 / 20,038,463,879
               shares outstanding)............         $1.00
                                                       -----
                                                       -----
             INSTITUTIONAL SHARES:
             ($651,115,862 / 651,114,732
               shares outstanding)............         $1.00
                                                       -----
                                                       -----
             TRUST CLASS SHARES:
             ($2,676,203,509 / 2,676,195,478
               shares outstanding)............         $1.00
                                                       -----
                                                       -----
             LIQUIDITY CLASS SHARES:
             ($1,476,883,211 / 1,476,877,192
               shares outstanding)............         $1.00
                                                       -----
                                                       -----
             ADVISER CLASS SHARES:
             ($5,939,163,184 / 5,939,872,154
               shares outstanding)............         $1.00
                                                       -----
                                                       -----
             INVESTOR CLASS SHARES:
             ($7,585,824,717 / 7,586,607,222
               shares outstanding)............         $1.00
                                                       -----
                                                       -----
             MARKET CLASS SHARES:
             ($3,342,882,324 / 3,342,868,952
               shares outstanding)............         $1.00
                                                       -----
                                                       -----
             DAILY CLASS SHARES:
             ($14,589,888,144 / 14,590,349,096
               shares outstanding)............         $1.00
                                                       -----
                                                       -----
             SERVICE CLASS SHARES:
             ($913,511,947 / 913,546,841
               shares outstanding)............         $1.00
                                                       -----
                                                       -----
             INVESTOR B SHARES:
             ($27,360,446 / 27,360,396 shares
               outstanding)...................         $1.00
                                                       -----
                                                       -----
             INVESTOR C SHARES:
             ($1,716,511 / 1,716,509 shares
               outstanding)...................         $1.00
                                                       -----
                                                       -----

---------------

  *  Aggregate cost for federal tax purposes.
(+) Floating rate security. The interest rate shown reflects the rate in effect at March 31, 2001.
(++) Reset date. Interest rates reset either daily, weekly,
     monthly, or quarterly.
(--) Restricted Security (Note 5).
  # Security not registered under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
 ## Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
  +  Amount represents less than 0.1%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Money Market Reserves
  STATEMENT OF NET ASSETS                                      MARCH 31, 2001

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 6.7%
            ASSET-BACKED -- AUTO LOANS -- 5.6%
$ 17,970    AmSouth Auto Trust,
              Series 2000-1, Class A1,
              6.745%(+) 04/15/01(++)...........   $    17,970
   9,884    BMW Vehicle Lease Trust,
              Series 2000-A, Class A1,
              6.674% 10/25/01..................         9,884
  42,895    Ford Credit Auto Owner Trust,
              Series 2000-G, Class A2,
              6.688%(+) 04/15/01(++)...........        42,895
   1,615    Ford Credit Auto Owner Trust,
              Series 2001-A, Class A1,
              5.776% 05/15/01..................         1,615
 120,500    Ford Credit Auto Owner Trust,
              Series 2001-A, Class A2,
              5.494% 10/15/01..................       120,500
 145,000    Ford Credit Auto Owner Trust,
              Series 2001-B, Class A2,
              4.901%(+) 04/15/01(++)...........       144,999
  22,301    Honda Auto Receivables Owner Trust,
              Series 2000-1, Class A1,
              6.711%(+) 04/15/01(++)...........        22,301
  12,976    MMCA Automobile Trust, Series
              2000-2, Class A1,
              6.728%(+) 04/15/01(++)...........        12,976
  21,098    Nissan Auto Receivables Owner
              Trust, Series 2000-C, Class A1,
              6.700%(+) 04/15/01(++)...........        21,098
  46,751    Nissan Auto Receivables Owner
              Trust, Series 2001-A, Class A1,
              5.523% 01/15/02..................        46,751
  14,857    Onyx Acceptance Auto Trust, Series
              2000-D, Class A1,
              6.703%(+) 04/15/01(++)...........        14,857
  43,859    Onyx Acceptance Auto Trust, Series
              2001-A, Class A1,
              5.314% 03/15/02..................        43,859
  12,797    Peoplefirst.com Auto Receivables
              Owners Trust,
              Series 2000-2, Class A1,
              6.540% 12/15/01##................        12,797
  22,035    WFS Financial Owner Trust, Series
              2000-D, Class A1,
              6.698% 10/20/01..................        22,035
  28,531    World Omni Auto Receivables Trust,
              Series 2001-A, Class A1,
              5.330% 02/20/02..................        28,531
                                                  -----------
                                                      563,068
                                                  -----------
            ASSET-BACKED -- OTHER -- 1.1%
  85,356    CIT Equipment Collateral,
              Series 2001-1, Class A1,
              5.033% 12/20/01..................        85,357

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            ASSET-BACKED -- OTHER -- (CONTINUED)
$ 23,637    Ikon Receivables LLC,
              Series 2000-2, Class A1,
              6.661%(+) 04/15/01(++)...........   $    23,637
                                                  -----------
                                                      108,994
                                                  -----------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $672,062)..................       672,062
                                                  -----------
            BANK OBLIGATIONS -- 18.8%
            BANK NOTES -- 6.4%
  50,000    American Express Centurion Bank
              5.170%(+) 04/01/01(++)...........        49,999
            Bank One, N.A.
  50,000    7.170% 05/08/01....................        50,000
  40,000    4.930%(+) 06/21/01(++).............        40,001
 100,000    Comerica Bank, N.A.
              5.150%(+) 04/01/01(++)...........        99,983
            First Union National Bank
  50,000    5.170%(+) 04/01/01(++).............        50,000
  50,000    5.180%(+) 04/01/01(++).............        50,000
  50,000    5.370%(+) 04/01/01(++).............        50,000
  50,000    5.136%(+) 04/23/01(++).............        50,017
  50,000    5.060%(+) 06/12/01(++).............        50,000
  30,000    First USA Bank
              5.409%(+) 05/10/01(++)...........        29,999
  30,000    Key Bank, N.A.
              5.960%(+) 04/26/01(++)...........        30,062
  50,000    National City Bank of Indiana
              5.100%(+) 04/01/01(++)...........        49,988
  40,000    US Bank, N.A.
              5.135%(+) 04/01/01(++)...........        39,997
                                                  -----------
                                                      640,046
                                                  -----------
            CERTIFICATES OF DEPOSIT -- DOMESTIC -- 0.5%
  50,000    Citibank, N.A.
              5.510% 04/11/01..................        50,005
                                                  -----------
            CERTIFICATES OF DEPOSIT -- YANKEE -- 8.4%
  50,000    ABN AMRO Bank
              5.040% 02/04/02..................        49,996
  50,000    Bank Austria
              5.150%(+) 04/01/01(++)...........        49,998
            Bayerische Hypotheken und
              Vereinsbank AG, (New York)
  50,000    5.030%(+) 04/01/01(++).............        50,000
  25,000    5.030%(+) 04/01/01(++).............        24,996
 200,000    5.080%(+) 04/01/01(++).............       199,944
            Commerzbank AG, (New York)
  22,000    6.820% 04/27/01....................        22,000
  25,000    6.875% 08/10/01....................        24,998
            Credit Agricole, (New York)
  75,000    6.890% 08/31/01....................        74,997
  25,000    5.080% 02/06/02....................        24,998
 100,000    Deutsche Bank AG, (New York)
              5.110%(+) 04/01/01(++)...........        99,985
  75,000    Dresdner Bank AG
              5.220% 02/19/02..................        75,000
  50,000    Landesbank Hessen-Thuringen
              Girozentrale, (New York)
              6.885% 04/30/01..................        49,999

                       SEE NOTES TO FINANCIAL STATEMENTS.
 8

NATIONS RESERVES MONEY MARKET FUNDS
Nations Money Market Reserves
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            CERTIFICATES OF DEPOSIT -- YANKEE -- (CONTINUED)
$ 50,000    Rabobank Nederland
              5.000% 02/05/02..................   $    49,996
  50,000    Rabobank Nederland, (New York)
              6.610% 11/02/01..................        49,992
                                                  -----------
                                                      846,899
                                                  -----------
            TIME DEPOSITS -- EURO -- 3.5%
 350,000    Credit Agricole
              5.438% 04/02/01..................       350,000
                                                  -----------
            TOTAL BANK OBLIGATIONS
            (Cost $1,886,950)..................     1,886,950
                                                  -----------
            CORPORATE OBLIGATIONS -- 56.8%
            COMMERCIAL PAPER -- 35.9%
            Abbott Laboratories
  23,442      Discount note 04/18/01#..........        23,387
  27,827      Discount note 04/24/01#..........        27,738
 100,000      Discount note 04/25/01#..........        99,668
            Amstel Funding Corporation
  52,663      Discount note 04/26/01#..........        52,480
  96,708      Discount note 05/09/01#..........        96,166
 100,000      Discount note 06/15/01#..........        98,971
            AT&T Corporation
 150,000      5.086%(+) 04/19/01(++)#..........       150,000
  50,000      Discount note 04/30/01...........        49,788
  25,000      Discount note 05/15/01...........        24,830
  90,082    Atlantis One Funding Corporation
              Discount note 05/15/01#..........        89,507
  95,414    Barton Capital Corporation
              Discount note 04/26/01#..........        95,084
 125,121    Bavaria TRR Corporation
              Discount note 04/10/01#..........       124,962
 192,000    Citibank Capital Markets Assets LLC
              Discount note 04/02/01#..........       191,972
  50,000    Corporate Receivables Corporation
              Discount note 05/08/01#..........        49,732
 300,000    Edison Securitization LLC
              Discount note 04/02/01#..........       299,956
            Falcon Asset Securitization
              Corporation
  79,960      Discount note 04/11/01#..........        79,845
  66,439      Discount note 04/12/01#..........        66,334
 100,000    Four Winds Funding Corporation
              Discount note 04/26/01#..........        99,653
            Galaxy Funding Corporation
  85,000      Discount note 05/15/01#..........        84,456
 126,000      Discount note 06/06/01#..........       124,852
            Greyhawk Funding LLC
 150,000      Discount note 04/18/01#..........       149,647
  50,000      Discount note 04/19/01#..........        49,875
  50,000      Discount note 06/07/01#..........        49,423
            Jupiter Securitization Corporation
 147,687      Discount note 04/20/01#..........       147,291
  90,635      Discount note 04/26/01#..........        90,322
            Lone Star Funding LLC
 161,372      Discount note 04/27/01#..........       160,789
  52,230      Discount note 06/13/01#..........        51,707
  35,000    MOAT Funding LLC
              Discount note 04/26/01#..........        34,847

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            COMMERCIAL PAPER -- (CONTINUED)
            Moriarty Ltd.
$ 50,000      Discount note 05/29/01#..........   $    49,580
  50,000      Discount note 06/18/01#..........        49,419
  61,320    Ness LLC
              Discount note 05/14/01...........        60,937
  30,400    Newcastle Certificate Program
              Discount note 04/27/02...........        30,293
 100,000    North Coast Funding LLC
              Discount note 04/23/01#..........        99,695
 100,000    Paradigm Funding LLC
              Discount note 04/20/01#..........        99,733
 100,000    Park Avenue Receivables
              Discount note 05/11/01#..........        99,444
            Pennine Funding LLC
 100,000      Discount note 04/09/01#..........        99,884
  40,000      Discount note 05/24/01#..........        39,692
 100,000    Surrey Funding Corporation
              Discount note 05/03/01#..........        99,549
  50,000    Toyota Motor Credit Corporation
              Discount note 04/11/01#..........        49,929
  63,100    Trident Capital Finance, Inc.
              Discount note 04/25/01#..........        62,885
  50,000    Unilever Capital Corporation
              5.110%(+) 06/07/01(++)#..........        50,000
            Variable Funding Capital
  60,000      Corporation
              Discount note 05/14/01#..........
                                                       59,625
                                                  -----------
                                                    3,613,947
                                                  -----------
            CORPORATE BONDS AND NOTES -- 20.9%
            Beta Finance, Inc.
  75,000      4.870%(+) 04/03/01(++)##.........        75,000
  25,000      6.850% 04/24/01##................        25,000
            CC (USA) Inc.
 100,000      4.865%(+) 04/03/01(++)##.........       100,000
  20,000      6.850% 04/17/01##................        20,000
  50,000    Dresdner Bank AG
              5.139%(+) 06/04/01(++)...........        50,026
  50,000    Ford Motor Credit Company
              5.104%(+) 06/15/01(++)...........        50,000
            General Motors Acceptance
              Corporation
  50,000      5.286%(+) 04/12/01(++)...........        50,000
  20,000      5.488%(+) 05/14/01(++)...........        20,011
  45,000      5.514%(+) 06/01/01(++)...........        45,033
  50,000      4.983%(+) 06/19/01(++)...........        50,000
            Goldman Sachs Group, Inc.
  75,000      6.590% 05/10/01..................        75,000
  50,000      5.110% 05/15/01..................        50,000
  75,000      6.830% 06/04/01(--)..............        75,000
  25,000      5.510% 07/17/01..................        25,000
  50,000    K2 (USA) LLC
              5.008%(+) 04/20/01(++)##.........        50,000
            Links Finance LLC
 100,000      5.164%(+) 04/15/01(++)...........       100,000
  50,000      5.150%(+) 04/16/01(++)##.........        50,000
            Merrill Lynch and Company
  75,000      5.350%(+) 04/01/01(++)...........        74,999
  30,000      5.350%(+) 04/01/01(++)...........        29,999
  50,000      5.036%(+) 04/19/01(++)...........        50,000
  12,500      5.945%(+) 05/26/01(++)...........        12,553

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Money Market Reserves
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            CORPORATE BONDS AND NOTES -- (CONTINUED)
$ 75,000    Minnesota Mining and Manufacturing
              Company
              6.325% 12/12/01..................   $    75,000
            Morgan Stanley Dean Witter and
              Company
 150,000    5.475%(+) 04/01/01(++).............       150,000
 100,000    5.189%(+) 04/15/01(++).............       100,000
  50,000    National Rural Utilities
              Cooperative Finance Corporation
              5.100% 02/05/02..................        50,000
            SBC Communications Inc.
 150,000    5.183%(+) 04/14/01(++).............       149,993
  85,000    5.475%(+) 05/01/01##...............        85,000
            Sigma Finance, Inc.
  50,000    5.155%(+) 04/01/01(++)##...........        50,000
  50,000    6.850% 04/17/01##..................        50,000
 135,000    SMM Trust Series 2000-M
              5.040%(+) 06/13/01(++)...........       135,000
 100,000    Toyota Motor Credit Corporation
              5.050%(+) 04/01/01(++)...........        99,992
  74,400    Unilever Capital Corporation
              4.931%(+) 06/20/01(++)...........        74,464
                                                  -----------
                                                    2,097,070
                                                  -----------
            TOTAL CORPORATE OBLIGATIONS
            (Cost $5,711,017)..................     5,711,017
                                                  -----------
            MUNICIPAL BONDS AND NOTES -- 1.4%
            (Cost $145,020)
            MISSISSIPPI -- 1.4%
 145,000    Mississippi State GO, Series 2001A,
              5.200% 03/16/02..................       145,020
                                                  -----------
            REPURCHASE AGREEMENTS -- 15.5%
  11,603    Agreement with Bank of New York,
              5.250% dated 03/30/01 to be
              repurchased at $11,608 on
              04/02/01 collateralized by:
              $11,836 U.S. Treasury Notes,
              5.750% due 11/15/05..............        11,603
 500,000    Agreement with Barclays Capital
              Inc., 5.400% dated 03/30/01 to be
              repurchased at $500,225 on
              04/02/01 collateralized by:
              $91,885 FNMA, 0.000%-6.750% due
              05/17/01-11/15/30; $291,939
              FHLMC, 0.000%-7.780% due
              04/06/01-02/15/04; $111,088 FHLB,
              0.000%-6.750% due
              09/17/01-02/13/04; $15,087 FFCB,
              5.150% due 03/05/04..............       500,000
 250,000    Agreement with Chase Securities
              Inc., 5.420% dated 03/30/01 to be
              repurchased at $250,113 on
              04/02/01 collateralized by:
              $255,004 Various Commercial
              Paper, 0.000%-5.070% due
              04/20/01-06/14/01................       250,000
 200,000    Agreement with Goldman Sachs and
              Company, 5.450% dated 03/30/01 to
              be repurchased at $200,091 on
              04/02/01 collateralized by:
              $204,001 Various Commercial
              Paper, due 04/12/01-05/14/01.....       200,000

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            REPURCHASE
              AGREEMENTS -- (CONTINUED)
$200,000    Agreement with Salomon Smith Barney
              Inc., 5.400% dated 03/30/01 to be
              repurchased at $200,090 on
              04/02/01 collateralized by:
              $167,233 FNMA, 5.500%-7.500% due
              01/01/14-04/01/31; $37,277 FHLMC,
              5.500% due 02/01/14-03/01/14.....   $   200,000
 200,000    Agreement with UBS Warburg, 5.450%
              dated 03/30/01 to be repurchased
              at $200,091 on 04/02/01
              collateralized by: $89,875 U.S.
              Treasury Bills, due 04/19/01;
              $114,127 FHLMC, due 05/24/01.....       200,000
 200,000    Agreement with UBS Warburg, 5.500%
              dated 03/30/01 to be repurchased
              at $200,092 on 04/02/01
              collateralized by: $204,004 U.S.
              Treasury Bills, due 04/19/01.....       200,000
                                                  -----------
            TOTAL REPURCHASE AGREEMENTS
            (Cost: $1,561,603).................     1,561,603
                                                  -----------
            U.S. GOVERNMENT AND AGENCY
              OBLIGATIONS -- 1.0%
            FEDERAL NATIONAL MORTGAGE
              ASSOCIATION (FNMA)
              CERTIFICATES -- 1.0%
  50,000    4.970%(+) 04/01/01(++).............        49,985
  50,000    4.983%(+) 04/01/01(++).............        49,997
                                                  -----------
            TOTAL U.S. GOVERNMENT AND AGENCY
              OBLIGATIONS
            (Cost $99,982).....................        99,982
                                                  -----------
            TOTAL INVESTMENTS
            (Cost $10,076,634*).........  100.2%   10,076,634
                                                  -----------
            OTHER ASSETS AND
              LIABILITIES (NET).........  (0.2)%
            Cash...............................   $        20
            Interest receivable................        44,094
            Payable for Fund shares redeemed...           (27)
            Investment advisory fee payable....          (988)
            Administration fee payable.........          (184)
            Shareholder servicing and
              distribution fees payable........          (951)
            Distributions payable..............       (17,873)
            Payable for investment securities
              purchased........................       (45,253)
            Accrued Trustees' fees and
              expenses.........................           (37)
            Accrued expenses and other
              liabilities......................        (1,038)
                                                  -----------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)............................       (22,237)
                                                  -----------
            NET ASSETS..................  100.0%  $10,054,397
                                                  ===========
            NET ASSETS CONSIST OF:
            Undistributed net investment
              income...........................   $        28
            Accumulated net realized loss on
              investments sold.................           (12)
            Paid-in capital....................    10,054,381
                                                  -----------
            NET ASSETS.........................   $10,054,397
                                                  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 10

NATIONS RESERVES MONEY MARKET FUNDS
Nations Money Market Reserves
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

                                                     VALUE
-------------------------------------------------------------
            NET ASSET VALUE, OFFERING AND
              REDEMPTION PRICE PER SHARE
            CAPITAL CLASS SHARES:
            ($6,103,253,440 / 6,103,235,924
              shares outstanding)..............         $1.00
                                                        -----
                                                        -----
            INSTITUTIONAL SHARES:
            ($574,967,763 / 574,968,339 shares
              outstanding).....................         $1.00
                                                        -----
                                                        -----
            TRUST CLASS SHARES:
            ($67,421,556 / 67,421,189 shares
              outstanding).....................         $1.00
                                                        -----
                                                        -----
            LIQUIDITY CLASS SHARES:
            ($1,085,231,412 / 1,085,230,809
              shares outstanding)..............         $1.00
                                                        -----
                                                        -----
            ADVISER CLASS SHARES:
            ($622,177,420 / 622,177,710 shares
              outstanding).....................         $1.00
                                                        -----
                                                        -----
            INVESTOR CLASS SHARES:
            ($90,379,554 / 90,379,297 shares
              outstanding).....................         $1.00
                                                        -----
                                                        -----
            MARKET CLASS SHARES:
            ($1,292,997,658 / 1,293,000,010
              shares outstanding)..............         $1.00
                                                        -----
                                                        -----
            DAILY CLASS SHARES:
            ($7,561,189 / 7,561,179 shares
              outstanding).....................         $1.00
                                                        -----
                                                        -----
            SERVICE CLASS SHARES:
            ($203,160,236 / 203,159,835 shares
              outstanding).....................         $1.00
                                                        -----
                                                        -----
            INVESTOR B SHARES:
            ($6,907,007 / 6,907,003 shares
              outstanding).....................         $1.00
                                                        -----
                                                        -----
            INVESTOR C SHARES:
            ($339,751 / 339,751 shares
              outstanding).....................         $1.00
                                                        -----
                                                        -----

---------------

 * Aggregate cost for federal tax purposes.

 (+) Floating rate security. The interest rate shown reflects the rate in effect at March 31, 2001.

 (++) Reset date. Interest rates reset either daily, weekly, monthly, or quarterly.

 (--) Restricted Security (Note 5).

 # Security not registered under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

## Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Treasury Reserves
  STATEMENT OF NET ASSETS                                      MARCH 31, 2001

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             U.S. TREASURY OBLIGATIONS -- 35.3%
             U.S. TREASURY BILLS -- 19.6%
$1,240,000   4.960% 04/19/01...................  $ 1,237,029
   320,000   4.810% 08/09/01(-)................      314,427
                                                 -----------
                                                   1,551,456
                                                 -----------
             U.S. TREASURY NOTES -- 15.7%
   215,000   5.000% 04/30/01(-)................      214,717
   125,000   6.250% 04/30/01(-)................      124,956
   100,000   5.625% 05/15/01(-)................       99,900
   255,000   5.250% 05/31/01(-)................      254,527
    80,000   5.750% 06/30/01(-)................       79,903
    80,000   5.500% 07/31/01(-)................       79,787
    80,000   6.625% 07/31/01(-)................       80,069
   305,000   6.500% 08/31/01(-)................      306,109
                                                 -----------
                                                   1,239,968
                                                 -----------
             TOTAL U.S. TREASURY OBLIGATIONS
               (Cost $2,791,424)...............    2,791,424
                                                 -----------
             REPURCHASE AGREEMENTS -- 84.6%
   370,000   Agreement with ABN AMRO Inc.,
               5.270% dated 03/30/01 to be
               repurchased at $370,162 on
               04/02/01 collateralized by:
               $252,537 U.S. Treasury Notes,
               4.625%-6.250% due
               07/31/02-02/28/03; $124,864 U.S.
               Treasury Bonds, 8.125%-8.750%
               due 11/15/08-05/15/21...........      370,000
   370,000   Agreement with Barclays Capital
               Inc., 5.270% dated 03/30/01 to
               be repurchased at $370,162 on
               04/02/01 collateralized by:
               $5,318 U.S. Treasury Notes,
               6.625% due 07/31/01; $148,388
               U.S. Treasury Bonds, 6.125% due
               08/15/29; $79,103 TRIB, 3.625%
               due 04/15/28; $144,592 U.S.
               Treasury Bills, due 06/07/01....      370,000
   370,000   Agreement with Bear Stearns and
               Company, Inc., 5.370% dated
               03/30/01 to be repurchased at
               $370,166 on 04/02/01
               collateralized by: $244,192
               GNMA, 5.500%-9.000% due
               09/15/17-03/15/31; $135,537 GNMA
               II, 6.000%-13.000% due
               10/20/25-03/20/31...............      370,000
   370,000   Agreement with Chase Securities
               Inc., 5.350% dated 03/30/01 to
               be repurchased at $370,165 on
               04/02/01 collateralized by:
               $255,043 GNMA, 6.500%-9.000% due
               02/15/10-03/15/31; $122,359 GNMA
               II, 5.000%-13.000% due 12/20/01-
               01/20/31........................      370,000

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             REPURCHASE AGREEMENTS -- (CONTINUED)
$1,577,746   Agreement with Credit Suisse First
               Boston Corporation, Interest is
               payable monthly. The agreement
               is terminable by the Fund daily.
               The final maturity date of the
               agreement is 04/02/01
               collateralized by: $1,235,318
               U.S. Treasury Strips, Interest
               Only, due 05/15/01-05/15/24;
               $393,286 U.S. Treasury Strips,
               Principal Only, 5.875%-12.000%
               due 08/15/25-02/15/16++.........  $ 1,577,746
   140,000   Agreement with Credit Suisse First
               Boston Corporation, 5.350% dated
               03/30/01 to be repurchased at
               $140,062 on 04/02/01
               collateralized by: $144,222
               GNMA, 6.500%-9.000% due
               05/15/23-11/15/30...............      140,000
    75,000   Agreement with First Union
               Securities, Inc., 5.350% dated
               03/30/01 to be repurchased at
               $75,033 on 04/02/01
               collateralized by: $55,597 GNMA,
               6.000%-12.000% due 08/15/13-
               03/15/31; $20,903 GNMA II,
               6.000%-10.500% due 08/20/16-
               03/20/31........................       75,000
   120,000   Agreement with First Union
               Securities Inc., 5.250% dated
               03/30/01 to be repurchased at
               $120,053 on 04/02/01
               collateralized by: $122,400 U.S.
               Treasury Bonds, 8.750%-12.375%
               due 05/15/04-08/15/20...........      120,000
    56,447   Agreement with Goldman Sachs and
               Company, 5.200% dated 03/30/01
               to be repurchased at $56,471 on
               04/02/01 collateralized by:
               $24,627 U.S. Treasury Notes,
               6.875% due 05/15/06; $32,950
               U.S. Treasury Bills, due
               06/07/01........................       56,447
   250,000   Agreement with Lehman Brothers
               Inc., 5.250% dated 03/30/01 to
               be repurchased at $250,109 on
               04/02/01 collateralized by:
               $255,001 U.S. Treasury Strips,
               Principal Only, 6.625%-10.625%
               due 08/15/15-02/15/27...........      250,000
   300,000   Agreement with Merrill Lynch
               Government Securities Inc.,
               5.550% dated 03/30/01 to be
               repurchased at $300,139 on
               04/02/01 collateralized by:
               $306,002 U.S. Treasury Strips,
               Principal Only, 10.750% due
               08/15/05........................      300,000
   325,000   Agreement with Morgan Stanley Dean
               Witter and Company, 5.020% dated
               03/30/01 to be repurchased at
               $325,136 on 04/02/01
               collateralized by: $333,130 U.S.
               Treasury Notes, 5.700% due
               08/15/03........................      325,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

NATIONS RESERVES MONEY MARKET FUNDS
Nations Treasury Reserves
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             REPURCHASE AGREEMENTS -- (CONTINUED)
$  380,000   Agreement with Salomon Smith
               Barney Inc., 5.270% dated
               03/30/01 to be repurchased at
               $380,167 on 04/02/01
               collateralized by: $195,928 U.S.
               Treasury Notes, 5.625%-5.750%
               due 11/30/02-11/15/05; $191,863
               U.S. Treasury Bonds,
               6.000%-7.875% due
               02/15/21-02/15/26...............  $   380,000
 1,250,000   Agreement with Salomon Smith
               Barney Inc., 5.370% dated
               03/30/01 to be repurchased at
               $1,250,559 on 04/02/01
               collateralized by: $847,738
               GNMA, 6.000%-16.000% due
               11/15/03-03/15/31; $427,262 GNMA
               II, 5.500%-10.500% due
               02/20/02-03/20/31...............    1,250,000
   370,000   Agreement with UBS Warburg, 5.270%
               dated 03/30/01 to be repurchased
               at $370,162 on 04/02/01
               collateralized by: $377,403 U.S.
               Treasury Bills, due
               04/05/01-02/28/02...............      370,000
   370,000   Agreement with Westdeutsche
               Landesbank, Girozentrale, 5.370%
               dated 03/30/01 to be repurchased
               at $370,166 on 04/02/01
               collateralized by: $172,559
               GNMA, 7.000%-7.500% due
               06/15/29-03/15/31; $204,841 GNMA
               II, 6.000%-7.750% due
               11/20/23-02/20/31...............      370,000
                                                 -----------
             TOTAL REPURCHASE AGREEMENTS
               (Cost $6,694,193)...............    6,694,193
                                                 -----------

             TOTAL INVESTMENTS
               (Cost $9,485,617*)......  119.9%    9,485,617
                                                 -----------
             OTHER ASSETS AND
               LIABILITIES (NET).......  (19.9)%
             Interest receivable..............   $    20,454
             Payable for reverse repurchase
               agreements.....................    (1,577,746)
             Investment advisory fee
               payable........................        (1,023)
             Administration fee payable.......          (216)
             Shareholder servicing and
               distribution fees payable......        (2,059)
             Distributions payable............       (15,848)
             Accrued Trustees' fees and
               expenses.......................           (79)
             Accrued expenses and other
               liabilities....................          (450)
                                                 -----------
             TOTAL OTHER ASSETS AND
               LIABILITIES (NET)..............    (1,576,967)
                                                 -----------
             NET ASSETS................  100.0%  $ 7,908,650
                                                 ===========
                                                    VALUE
                                                    (000)
------------------------------------------------------------
             NET ASSETS CONSIST OF:
             Accumulated net realized loss on
               investments sold...............   $       (50)
             Paid-in capital..................     7,908,700
                                                 -----------
             NET ASSETS.......................   $ 7,908,650
                                                 ===========
             NET ASSET VALUE, OFFERING AND
               REDEMPTION PRICE PER SHARE
             CAPITAL CLASS SHARES:
             ($1,900,312,040 / 1,900,529,178
               shares outstanding)............         $1.00
                                                       -----
                                                       -----
             INSTITUTIONAL SHARES:
             ($29,572,043 / 29,571,998 shares
               outstanding)...................         $1.00
                                                       -----
                                                       -----
             TRUST CLASS SHARES:
             ($315,853,599 / 315,847,889
               shares outstanding)............         $1.00
                                                       -----
                                                       -----
             LIQUIDITY CLASS SHARES:
             ($348,849,559 / 348,863,609
               shares outstanding)............         $1.00
                                                       -----
                                                       -----
             ADVISER CLASS SHARES:
             ($1,918,597,222 / 1,919,095,733
               shares outstanding)............         $1.00
                                                       -----
                                                       -----
             INVESTOR CLASS SHARES:
             ($700,202,331 / 700,397,758
               shares outstanding)............         $1.00
                                                       -----
                                                       -----
             MARKET CLASS SHARES:
             ($1,369,948,494 / 1,370,000,010
               shares outstanding)............         $1.00
                                                       -----
                                                       -----
             DAILY CLASS SHARES:
             ($981,837,370 / 981,931,263
               shares outstanding)............         $1.00
                                                       -----
                                                       -----
             SERVICE CLASS SHARES:
             ($343,239,703 / 343,257,977
               shares outstanding)............         $1.00
                                                       -----
                                                       -----
             INVESTOR B SHARES:
             ($237,274 / 237,271 shares
               outstanding)...................         $1.00
                                                       -----
                                                       -----

---------------

 * Aggregate cost for federal tax purposes.

(-) Denotes security, or a portion thereof, subject to repurchase under reverse repurchase agreement as of March 31, 2001. (Note 1)

++ Security segregated as collateral for reverse repurchase agreement.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Government Reserves
  STATEMENT OF NET ASSETS                                      MARCH 31, 2001

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            U.S. GOVERNMENT AND AGENCY
              OBLIGATIONS -- 99.8%
            FEDERAL FARM CREDIT BANK (FFCB) --
              1.1%
$ 25,000    5.000%(+) 04/01/01(++).............   $   25,001
   6,875    5.960% 04/12/01....................        6,862
  11,963    5.960% 04/20/01....................       11,925
                                                  ----------
                                                      43,788
                                                  ----------
            FEDERAL HOME LOAN BANK (FHLB) --
              86.5%
 125,000    4.945%(+) 04/01/01(++).............      124,965
  60,000    4.970%(+) 04/01/01(++).............       59,992
 100,000    4.980%(+) 04/01/01(++).............       99,979
 230,000    5.111%(+) 04/01/01(++).............      229,962
 100,000    5.150%(+) 04/01/01(++).............       99,983
   2,558    Discount note 04/02/01.............        2,558
  53,385    6.660% 04/06/01....................       53,385
  50,000    5.430%(+) 04/12/01(++).............       49,982
 150,000    4.964%(+) 04/15/01(++).............      149,962
  90,000    4.994%(+) 04/15/01(++).............       89,977
  90,000    5.009%(+) 04/15/01(++).............       89,988
  90,000    5.014%(+) 04/15/01(++).............       89,983
  15,000    5.125% 04/17/01....................       14,990
 160,474    Discount note 04/18/01.............      160,110
 439,436    Discount note 04/20/01.............      438,323
 180,000    4.800%(+) 04/21/01(++).............      179,958
 322,471    Discount note 04/25/01.............      321,325
  90,000    5.356%(+) 04/26/01(++).............       89,974
  32,960    5.750% 04/30/01....................       32,933
  16,280    6.750% 05/04/01....................       16,274
  55,512    5.060% 05/09/01....................       55,216
  55,200    7.050% 05/10/01....................       55,195
  26,461    Discount note 05/15/01.............       26,297
  48,977    Discount note 05/23/01.............       48,616
  50,788    Discount note 05/25/01.............       50,341
  25,000    7.125% 06/05/01....................       25,003
 180,608    Discount note 06/06/01.............      178,995
 158,475    Discount note 06/08/01.............      157,021
  50,000    Discount note 06/12/01.............       49,422
  44,806    5.780% 06/13/01....................       44,371
 170,000    5.830% 06/22/01....................      168,007
 100,000    5.815% 06/27/01....................       98,595
 100,000    Discount note 07/25/01.............       98,388
  99,150    6.750% 02/01/02....................      100,754
                                                  ----------
                                                   3,550,824
                                                  ----------
            STUDENT LOAN MARKETING ASSOCIATION
              (SLMA) -- 12.2%
 216,500    Discount note 05/31/01.............      214,764
 289,000    5.800% 06/29/01....................      285,009
                                                  ----------
                                                     499,773
                                                  ----------
            TOTAL U.S. GOVERNMENT AND AGENCY
              OBLIGATIONS
              (Cost $4,094,385)................    4,094,385
                                                  ----------

                                                    VALUE
                                                    (000)
------------------------------------------------------------
------------------------------------------------------------
            TOTAL INVESTMENTS
              (Cost $4,094,385*)........   99.8%  $4,094,385
                                                  ----------
            OTHER ASSETS AND LIABILITIES
              (NET).....................    0.2%
            Interest receivable................   $   12,160
            Investment advisory fee payable....         (382)
            Administration fee payable.........          (67)
            Shareholder servicing and
              distribution fees payable........         (754)
            Distributions payable..............       (4,114)
            Accrued Trustees' fees and
              expenses.........................          (37)
            Accrued expenses and other
              liabilities......................         (606)
                                                  ----------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)............................        6,200
                                                  ----------
            NET ASSETS..................  100.0%  $4,100,585
                                                  ==========
            NET ASSETS CONSIST OF:
            Accumulated net realized loss on
              investments sold.................   $     (551)
            Paid-in capital....................    4,101,136
                                                  ----------
            NET ASSETS.........................   $4,100,585
                                                  ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 14

NATIONS RESERVES MONEY MARKET FUNDS
Nations Government Reserves
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

                                                    VALUE
------------------------------------------------------------
            NET ASSET VALUE, OFFERING AND
              REDEMPTION PRICE PER SHARE
            CAPITAL CLASS SHARES:
            ($852,138,334 / 852,261,028 shares
              outstanding).....................        $1.00
                                                       -----
                                                       -----
            INSTITUTIONAL SHARES:
              ($260,086,815 / 260,086,322
              shares outstanding)..............        $1.00
                                                       -----
                                                       -----
            TRUST CLASS SHARES:
              ($222,765,574 / 222,758,785
              shares outstanding)..............        $1.00
                                                       -----
                                                       -----
            LIQUIDITY CLASS SHARES:
              ($468,082,601 / 468,064,261
              shares outstanding)..............        $1.00
                                                       -----
                                                       -----
            ADVISER CLASS SHARES:
              ($1,190,853,165 / 1,191,145,656
              shares outstanding)..............        $1.00
                                                       -----
                                                       -----
            INVESTOR CLASS SHARES:
              ($331,555,653 / 331,861,320
              shares outstanding)..............        $1.00
                                                       -----
                                                       -----
            MARKET CLASS SHARES:
              ($488,016,112 / 488,000,010
              shares outstanding)..............        $1.00
                                                       -----
                                                       -----
            DAILY CLASS SHARES:
              ($259,936,704 / 259,918,388
              shares outstanding)..............        $1.00
                                                       -----
                                                       -----
            SERVICE CLASS SHARES:
              ($26,000,746 / 26,000,010 shares
              outstanding).....................        $1.00
                                                       -----
                                                       -----
            INVESTOR B SHARES:
              ($990,074 / 990,049 shares
              outstanding).....................        $1.00
                                                       -----
                                                       -----
            INVESTOR C SHARES:
              ($159,687 / 159,683 shares
              outstanding).....................        $1.00
                                                       -----
                                                       -----

---------------

  *  Aggregate cost for federal tax purposes.
(+) Floating rate security. The interest rate shown reflects the rate in effect at March 31, 2001.
(++) Reset date. Interest rates reset either daily, weekly, monthly, or quarterly.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Municipal Reserves
  STATEMENT OF NET ASSETS                                      MARCH 31, 2001

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 99.5%
            ALABAMA -- 1.1%
 $ 4,200    Birmingham, Alabama Medical Clinic
              Board Revenue, (Medical
              Advancement Foundation Project)
              Series 2000A, (Columbus Bank &
              Trust LOC, First Commercial Bank
              LOC),
              4.000% 09/01/30**.................   $    4,200
   9,250    Birmingham, Alabama Private
              Educational Building Authority
              Revenue, (The Altamont School
              Project) Series 1998, (AmSouth
              Bank of Alabama LOC),
              3.550% 04/01/13**.................        9,250
   1,300    Columbia, Alabama Industrial
              Development Board PCR, (Alabama
              Power Company Project) Series
              1995A,
              3.950% 05/01/22**.................        1,300
   2,350    Gadsen, Alabama Industrial
              Development Board PCR Refunding,
              (Alabama Power Company Project)
              Series 1994,
              4.000% 06/01/15**.................        2,350
     300    Phenix County, Alabama Industrial
              Development Board Environmental
              Improvement Revenue, (Mead Coated
              Board, Inc. Project) Series 1993A,
              AMT, (Toronto Dominion Bank LOC),
              3.950% 06/01/28**.................          300
                                                   ----------
                                                       17,400
                                                   ----------
            ALASKA -- 0.9%
   4,300    Alaska Industrial Development and
              Export Authority Exempt Facilities
              Revenue, (AMAX Gold, Inc. Project)
              Series 1997, AMT, (Bank of Nova
              Scotia LOC),
              3.550% 05/01/09**.................        4,300
   9,995    Alaska State Housing Finance
              Corporation Housing Revenue,
              Series 1998PA-332, (MBIA Insured,
              Merrill Lynch SBPA),
              3.550% 12/01/19**#................        9,995
                                                   ----------
                                                       14,295
                                                   ----------
            ARIZONA -- 1.3%
   5,200    Apache County, Arizona Industrial
              Development Authority IDR, (Tucson
              Electric Project) Series 1983C,
              (Societe Generale LOC),
              3.550% 12/15/18**.................        5,200
  14,700    Apache County, Arizona Industrial
              Development Authority Revenue,
              (Tucson Electric Power Company
              Project) Series 1983A, (Toronto
              Dominion Bank LOC),
              3.450% 12/15/18**.................       14,700

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            ARIZONA -- (CONTINUED)
 $ 1,000    Pinal County, Arizona Industrial
              Development Authority PCR
              Refunding, (Magna Copper Company
              Project) Series 1992, (Banque
              Nationale de Paris LOC),
              3.450% 12/01/11**.................   $    1,000
                                                   ----------
                                                       20,900
                                                   ----------
            CALIFORNIA -- 2.0%
  10,000    California Higher Education Loan
              Authority Inc. Student Loan
              Revenue Refunding, Sr. Lien,
              Series 1992A-2-6,
              (SLMA Guarantee) Mandatory Put
              04/01/01,
              4.300% 12/01/02...................       10,000
  20,000    California Higher Education Loan
              Authority Inc. Student Loan
              Revenue, Series 1987, (SLMA
              Guarantee),
              Mandatory Put 07/01/01,
              4.400% 07/01/01...................       20,000
   1,800    Los Angeles, California Regional
              Airports Improvement Corporation
              Terminal Facilities Revenue, (LAX
              Two Corporation -- Los Angeles
              International Airport Project)
              Series 1989, AMT, (Societe
              Generale LOC),
              3.950% 12/01/25**.................        1,800
                                                   ----------
                                                       31,800
                                                   ----------
            COLORADO -- 0.6%
     900    Colorado Health Facilities Authority
              Revenue, (Goodwill Industries,
              Inc. Project) Series 1994, (Bank
              One of Colorado, N.A. LOC),
              3.650% 12/01/04**#................          900
   5,170    Colorado Housing Finance Authority
              Revenue Refunding, (Coventry
              Village Project) Series 1996B,
              (FNMA Collateral Agreement),
              3.550% 10/15/16**.................        5,170
   2,710    Colorado Post-Secondary Educational
              Facilities Authority Economic
              Development Revenue, (U.S.
              Swimming, Inc. Project) Series
              1996, (Wells Fargo Bank LOC),
              3.650% 06/01/11**#................        2,710
     910    Larimer County, Colorado IDR
              Refunding, (Ultimate Support
              Systems Project) Series 1995A,
              (Bank One of Colorado, N.A. LOC),
              3.650% 06/01/10**#................          910
                                                   ----------
                                                        9,690
                                                   ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 16

NATIONS RESERVES MONEY MARKET FUNDS
Nations Municipal Reserves
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            DELAWARE -- 5.7%
 $35,000    Delaware State Economic Development
              Authority IDR, (Clean Power
              Project) Series 1997D, AMT,
              (Motiva Enterprises LLC
              Guarantee),
              3.700% 08/01/29**.................   $   35,000
  10,000    Delaware State Economic Development
              Authority IDR, (Star Enterprise
              Project) Series 1997B, AMT,
              (Motiva Enterprises LLC
              Guarantee),
              3.700% 08/01/29**.................       10,000
  43,050    Delaware State Economic Development
              Authority Revenue, (Hospital
              Billing and Collection Services,
              Inc. Project) Series 1985A, (AMBAC
              Insured, Morgan Stanley SBPA),
              3.420% 12/01/15**.................       43,050
   4,090    Delaware State Economic Development
              Authority Revenue, (Hospital
              Billing and Collection Services,
              Inc. Project) Series 1985B, (AMBAC
              Insured, Morgan Stanley SBPA),
              3.500% 12/01/15**.................        4,090
                                                   ----------
                                                       92,140
                                                   ----------
            FLORIDA -- 4.8%
  10,200    Collier County, Florida Industrial
              Development Authority Health Care
              Facilities Revenue, (Community
              Health Care Project) Series 1999A,
              (First Union National Bank LOC),
              3.650% 11/01/19**.................       10,200
   7,045    Florida State Board of Education
              Capital Outlay Revenue Refunding,
              (Public Education Project) Series
              1998B,
              4.500% 06/01/01...................        7,046
   1,665    Fort Walton Beach, Florida IDR,
              (Burton Golf, Inc. Project) Series
              1996, AMT, (Columbus Bank and
              Trust LOC),
              3.750% 10/01/11**.................        1,665
  12,000    Jacksonville, Florida Hospital
              Revenue, (University Medical
              Center Project) Series 1989,
              (Morgan Guaranty Trust LOC),
              3.730% 02/01/19**.................       12,000
  26,400    Martin County, Florida PCR
              Refunding, (Florida Power and
              Light Project), Series 2000,
              3.800% 07/15/22**.................       26,400
   3,000    Palm Beach County, Florida Economic
              Development Revenue, (YMCA Boynton
              Beach Project)
              Series 1999, (SunTrust Bank of
              South Florida LOC),
              3.500% 01/01/24**#................        3,000

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $ 8,160    Palm Beach County, Florida
              Multi-Family Housing Finance
              Authority Revenue, (Clear Lake
              Colony Apartments Project)
              Series 2000PA-1240, (Merrill Lynch
              Guarantee, Merrill Lynch SBPA),
              3.750% 09/15/02**#(--)............   $    8,160
   9,000    Polk County, Florida Industrial
              Development Authority Revenue,
              (Farmland Hydro LP Project) Series
              1998, AMT, (Rabobank Nederland
              LOC),
              3.600% 02/01/29**.................        9,000
                                                   ----------
                                                       77,471
                                                   ----------
            GEORGIA -- 6.3%
   4,790    Bartow County, Georgia Development
              Authority PCR, (Georgia Power
              Company -- Bowden Project) Series
              1998,
              3.950% 03/01/24**.................        4,790
   2,100    Burke County, Georgia Development
              Authority PCR, (Georgia Power
              Company -- Plant Vogtle Project)
              Series 1996,
              3.950% 09/01/26**.................        2,100
   3,945    Clayton County, Georgia Housing
              Authority Multi-Family Housing
              Revenue Refunding, (Ten Oaks
              Apartments Project) Series 1990F,
              (FSA Insured, Societe Generale
              SBPA),
              3.450% 01/01/21**.................        3,945
   1,900    Cobb County, Georgia Development
              Authority Revenue Refunding,
              (Highlands Park Associates
              Project) Series 1998, (SunTrust
              Bank LOC),
              3.500% 08/01/08**#................        1,900
   1,800    Cobb County, Georgia Residential
              Care Facilities for the Elderly
              Authority Revenue Refunding,
              (Presbyterian Village Austell
              Project) Series 1998, (SunTrust
              Bank LOC),
              3.500% 08/01/15**#................        1,800
  11,900    Columbia County, Georgia Residential
              Care Facilities for the Elderly
              Authority Revenue, (Augusta
              Residential Center on Aging
              Project) Series 1994, (SunTrust
              Bank LOC),
              3.500% 01/01/21**#................       11,900
  10,000    Columbus, Georgia Hospital Authority
              Revenue, (St. Francis Hospital
              Inc., Project) Series 2000A,
              (Columbus Bank & Trust LOC),
              3.600% 01/01/31**.................       10,000
   7,500    DeKalb County, Georgia Development
              Authority IDR, (The Paideia School
              Inc. Project) Series 2000,
              (SunTrust Bank LOC),
              3.500% 02/01/20**#................        7,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Municipal Reserves
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $ 3,000    DeKalb County, Georgia Development
              Authority Revenue, (Marist School,
              Inc. Project) Series 1999,
              (SunTrust Bank LOC),
              3.500% 03/01/24**#................   $    3,000
   1,050    DeKalb County, Georgia Housing
              Authority Multi-Family Housing
              Revenue Refunding, (Camden Brook
              Project) Series 1995, (FNMA
              Collateral Agreement),
              3.500% 06/15/25**.................        1,050
   1,400    DeKalb County, Georgia Housing
              Authority Multi-Family Housing
              Revenue, (Cedar Creek Apartments
              Project) Series 1995, AMT, (GE
              Capital Corporation Guarantee),
              3.700% 12/01/20**#................        1,400
   4,800    DeKalb County, Georgia Housing
              Authority Multi-Family Housing
              Revenue, (Crow Wood Arbor
              Associates, Ltd. Project) Series
              1985, (Wachovia Bank of North
              Carolina, N.A. LOC),
              3.500% 12/01/07**#................        4,800
   3,300    Fulton County, Georgia Development
              Authority Revenue, (Georgia Tech
              Athletic Association, Inc.
              Project) Series 1995, (SunTrust
              Bank LOC),
              3.500% 07/01/14**#................        3,300
   3,000    Fulton County, Georgia Development
              Authority Revenue, (Lovett School
              Project) Series 1997, (SunTrust
              Bank LOC),
              3.500% 04/01/17**#................        3,000
  15,000    Gainesville, Georgia Redevelopment
              Authority Educational Facilities
              Revenue, (Riverside Military
              Project) Series 1999, (Wachovia
              Bank N.A. LOC),
              3.500% 07/01/24**#................       15,000
   3,000    Marietta, Georgia Housing Authority
              Multi-Family Revenue, (Winterset
              Apartments Project) Series 1996P,
              (FNMA Collateral Agreement),
              3.500% 02/01/26**.................        3,000
   5,800    Richmond County, Georgia Development
              Authority Solid Waste Disposal
              Revenue, (Evergreen Nylon Project)
              Series 1999, AMT, (Banque
              Nationale de Paris LOC),
              3.600% 07/01/32**.................        5,800
   9,600    Richmond County, Georgia Hospital
              Authority Revenue Anticipation
              Certificates, (University Health
              Services, Inc. Project) Series
              1999, (SunTrust Bank LOC),
              3.500% 01/01/19**.................        9,600

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $ 7,000    Smyrna, Georgia Housing Authority
              Multi-Family Housing Revenue,
              (Hills of Post Village Series
              Project) Series 1995, (FNMA
              Collateral Agreement),
              3.450% 06/01/25**#................   $    7,000
                                                   ----------
                                                      100,885
                                                   ----------
            ILLINOIS -- 12.0%
   3,100    Chicago, Illinois O'Hare
              International Airport Authority
              Revenue, (American Airlines, Inc.
              Project) Series 1983A, (Credit
              Suisse First Boston LOC),
              3.950% 12/01/17**.................        3,100
   4,255    Elmhurst, Illinois Hospital Revenue,
              (Joint Commission Accreditation
              Healthcare Project) Series 1988,
              (Dexia Credit Local de France
              LOC),
              3.500% 07/01/18**.................        4,255
     870    Illinois Development Finance
              Authority IDR, (Randolph Pickle
              Corporation Project) Series 1992,
              AMT, (American National Bank &
              Trust Company LOC),
              3.800% 06/01/12**.................          870
   2,800    Illinois Development Finance
              Authority IDR, (Unique Building
              Corporation Project) Series 1989,
              AMT, (American National Bank &
              Trust Company LOC),
              3.800% 05/01/19**.................        2,800
   4,400    Illinois Development Finance
              Authority Revenue, (Chicago
              Symphony Orchestra -- Orchestral
              Association Project) Series 1994,
              (Northern Trust Company LOC),
              3.500% 12/01/28**.................        4,400
  46,300    Illinois Development Finance
              Authority Revenue, (Lyric Opera of
              Chicago Project) Series 1994,
              (Northern Trust Company LOC, Bank
              One of Michigan LOC, Harris Trust
              & Savings Bank LOC),
              3.500% 12/01/28**.................       46,300
   1,900    Illinois Development Finance
              Authority Revenue, (Park Ridge
              Youth Campus Project) Series 1998,
              (Northern Trust Company LOC),
              3.600% 09/01/18**#................        1,900
  12,200    Illinois Development Finance
              Authority Revenue, (YMCA of
              Metropolitan Chicago Project)
              Series 1996A, (Harris Trust &
              Savings Bank LOC),
              3.500% 06/01/26**.................       12,200
   5,500    Illinois Educational Facilities
              Authority Revenue, (Chicago
              Historical Society Project) Series
              1985, (Northern Trust Company
              LOC),
              3.500% 12/01/25**#................        5,500

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

NATIONS RESERVES MONEY MARKET FUNDS
Nations Municipal Reserves
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 4,000    Illinois Educational Facilities
              Authority Revenue, (DePaul
              University Project) Series
              1992CP-1, (Northern Trust LOC),
              3.500% 04/01/26**.................   $    4,000
  12,800    Illinois Educational Facilities
              Authority Revenue, (John F.
              Kennedy Healthcare Foundation
              Project) Series 1995, (LaSalle
              National Bank LOC),
              3.200% 12/01/25**.................       12,800
   1,400    Illinois Educational Facilities
              Authority Revenue, (Northwestern
              University Project) Series 1985,
              (First National Bank of Chicago
              SBPA),
              3.550% 12/01/25**.................        1,400
   5,000    Illinois Educational Facilities
              Authority Revenue, (University of
              Chicago Project) Series 2001,
              3.400% 10/18/01...................        5,000
  14,320    Illinois Educational Facilities
              Authority Revenue, (University
              Pooled Financing Project) Series
              1985, (FGIC Insured, First
              National Bank of Chicago SBPA),
              3.500% 12/01/05**.................       14,320
  10,000    Illinois Health Facilities Authority
              Revenue, (Evanston Northwestern
              Healthcare Corporation Project)
              Series 1985B,
              4.450% 08/15/01**#................       10,000
  23,000    Illinois Health Facilities Authority
              Revenue, (Evanston Northwestern
              Healthcare Corporation Project)
              Series 1988,
              4.450% 08/31/01**#................       23,000
  10,000    Illinois Health Facilities Authority
              Revenue, (Evanston Northwestern
              Healthcare Corporation Project)
              Series 1990A,
              4.450% 07/31/01**#................       10,000
   8,000    Illinois Health Facilities Authority
              Revenue, (Revolving Fund Pooled
              Project) Series 1985C, (First
              National Bank of Chicago LOC),
              3.550% 08/01/15**.................        8,000
   5,000    Illinois Sports Facilities
              Authority, Series 2000A-36, AMT,
              (MBIA Insured, First Union
              National Bank LOC),
              3.640% 06/15/04**#................        5,000
   3,600    Illinois State Housing Development
              Authority Housing Revenue,
              (Illinois Center Apartments
              Project) Series 1985, (FHLMC
              Guarantee),
              3.350% 01/01/08**.................        3,600
   1,500    Lombard Village, Illinois Industrial
              Projects Revenue Refunding, (B&H
              Partnership Project) Series 1995,
              (LaSalle Bank N.A. LOC),
              3.900% 10/01/13**.................        1,500

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 3,900    Madison County, Illinois
              Environmental Improvement Revenue,
              (Shell Oil Company Project) Series
              1997A, AMT, 3.800% 03/01/33**.....   $    3,900
   9,200    Orland Park, Illinois IDR, (Panduit
              Corporation Project) Series 1996,
              AMT, (Wachovia Bank of Georgia
              LOC),
              3.650% 04/01/31**#................        9,200
                                                   ----------
                                                      193,045
                                                   ----------
            INDIANA -- 2.5%
  10,000    Indiana Health Facilities Financing
              Authority Hospital Revenue,
              (Clarian Health Obligations Group
              Project) Series 2000C,
              (Westdeutsche Landesbank
              Girozentrale SBPA),
              3.450% 03/01/30**.................       10,000
   2,400    Indiana Health Facilities Financing
              Authority Hospital Revenue,
              (Deaconess Hospital Inc. Project)
              Series 1992, (First National Bank
              of Chicago LOC),
              3.500% 01/01/22**.................        2,400
   1,680    Indiana Health Facilities Financing
              Authority Revenue Refunding,
              (Cardinal Center, Inc. Project)
              Series 1996A, (Key Bank N.A. LOC),
              3.600% 12/01/16**#................        1,680
   1,400    Indiana, Health Facilities Financing
              Authority Hospital Revenue,
              (Clarian Health Obligations Group
              Project) Series B, (Chase
              Manhattan Bank SBPA),
              3.900% 03/01/30**.................        1,400
  11,000    Indianapolis, Indiana Economic
              Development Revenue BAN, (Thermal
              Energy Systems Project), Series
              2000A, (LaSalle Bank N.A. LOC,
              Keybank N.A. LOC),
              5.000% 05/01/01...................       11,006
   2,700    Indianapolis, Indiana Economic
              Development Revenue, (Edgcomb
              Metals Company Project) Series
              1983, (Wells Fargo Bank LOC),
              3.500% 12/01/08**.................        2,700
   3,000    Princeton, Indiana PCR Refunding,
              (PSI Energy, Inc. Project) Series
              1996, (Canadian Imperial Bank of
              Commerce LOC),
              3.750% 03/01/19**.................        3,000
   2,335    Rockport, Indiana PCR Refunding,
              (AEP Generating Company Project)
              Series 1995B, (AMBAC Insured, Bank
              of New York SBPA),
              3.750% 07/01/25**.................        2,335
   2,900    Rockport, Indiana PCR, (Indiana and
              Michigan Electric Company Project)
              Series 1985A, (UBS AG LOC),
              3.500% 08/01/14**#................        2,900

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Municipal Reserves
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            INDIANA -- (CONTINUED)
 $ 3,100    Whiting, Indiana Sewer and Solid
              Waste Disposal Revenue, (Amoco Oil
              Company Project) Series 1996, AMT,
              (BP Amoco plc Guarantee),
              3.800% 01/01/26**.................   $    3,100
                                                   ----------
                                                       40,521
                                                   ----------
            IOWA -- 0.3%
   4,700    Iowa Higher Education Loan Authority
              Revenue, Series 1985, (MBIA
              Insured, Chase Manhattan SBPA),
              3.550% 12/01/15**.................        4,700
                                                   ----------
            KENTUCKY -- 0.6%
     956    Jefferson County, Kentucky IDR,
              (Belknap, Inc. Project) Series
              1984, (National City Bank,
              Kentucky LOC),
              3.500% 12/01/14**#................          956
   1,265    Jefferson County, Kentucky
              Industrial Building Revenue,
              (Seven Counties Services, Inc.
              Project) Series 1996, (Bank One of
              Kentucky, N.A. LOC),
              3.650% 06/01/11**#................        1,265
     900    Jeffersontown, Kentucky Industrial
              Building Revenue, (Raque Food
              Systems, Inc. Project) Series
              1995, AMT, (PNC Bank, N.A. LOC),
              3.700% 04/01/20**#................          900
   2,600    Lexington-Fayette County, Kentucky
              Urban County Airport Corporation
              Revenue, (First Mortgage Project)
              Series 1994A, AMT, (Dexia Credit
              Local de France LOC),
              4.050% 04/01/24**.................        2,600
   4,015    Louisville and Jefferson County,
              Kentucky Convention Center GO,
              Series 1996PT-69, (FSA Insured,
              Merrill Lynch SBPA),
              3.550% 07/01/24**##...............        4,015
                                                   ----------
                                                        9,736
                                                   ----------
            LOUISIANA -- 3.9%
  11,400    Ascension Parish, Louisiana PCR
              Refunding, (Borden, Inc. Project)
              Series 1992, (Credit Suisse First
              Boston LOC),
              3.400% 12/01/09**.................       11,400
   2,900    Calcasieu Parish Inc., Louisiana
              Industrial Development Board
              Environmental Revenue, (Citgo
              Petroleum Corporation Project)
              Series 1994, AMT, (Banque
              Nationale de Paris LOC),
              3.850% 12/01/24**.................        2,900
   2,000    Calcasieu Parish Inc., Louisiana
              Industrial Development Board
              Environmental Revenue, (Citgo
              Petroleum Corporation Project)
              Series 1996, AMT, (Westdeutsche
              Landesbank LOC),
              3.850% 07/01/26**.................        2,000

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            LOUISIANA -- (CONTINUED)
 $ 4,000    East Baton Rouge Parish, Louisiana
              Solid Waste Disposal Revenue,
              (Exxon Project) Series 1998, AMT,
              (Exxon Guarantee),
              3.800% 12/01/28**.................   $    4,000
   5,400    Lake Charles, Louisiana Harbor and
              Terminal District Revenue, (Citgo
              Petroleum Corporation Project)
              Series 1984, (Westdeutsche
              Landesbank Girozentrale LOC),
              3.500% 08/01/07**.................        5,400
   2,300    Louisiana State Offshore Terminal
              Authority Revenue Refunding,
              (Loop, Inc. Project) Series 1992A,
              (SunTrust Bank, Nashville LOC),
              3.700% 09/01/08**.................        2,300
  34,100    Louisiana State Public Facilities
              Authority Hospital Revenue,
              (Willis-Knighton Medical Center
              Project) Series 1997, (AMBAC
              Insured, Dexia Credit Local de
              France SBPA),
              3.600% 09/01/27**.................       34,100
                                                   ----------
                                                       62,100
                                                   ----------
            MAINE -- 0.4%
   6,600    Maine Public Utility Financing Bank
              Public Utility Revenue Refunding,
              (Maine Public Service Company
              Project) Series 1996, AMT, (Bank
              of New York LOC),
              3.650% 04/01/21**.................        6,600
                                                   ----------
            MARYLAND -- 0.2%
   3,700    Baltimore County, Maryland Economic
              Development Revenue, (Notre Dame
              Preparatory School Project) Series
              1998, (Crestar Bank LOC),
              3.500% 06/01/24**#................        3,700
                                                   ----------
            MICHIGAN -- 2.5%
   1,250    Delta County, Michigan Economic
              Development Corporation
              Environmental Improvement Revenue,
              (Mead Corporation -- Escanaba
              Paper Project) Series 1985E, (Bank
              of Nova Scotia LOC),
              3.950% 12/01/23**.................        1,250
   3,500    Michigan State Housing Development
              Authority Housing Revenue, (Shoal
              Creek Project) Series 1985, (Bank
              One Michigan LOC),
              3.600% 10/01/07**.................        3,500
   9,400    University of Michigan Board of
              Regents Revenue, (University of
              Michigan Hospitals Project) Series
              1995A, 3.750% 12/01/27**..........        9,400
   6,430    University of Michigan Hospital
              Revenue Refunding, (University of
              Michigan Hospitals Project) Series
              1992A, 3.750% 12/01/19**..........        6,430

                       SEE NOTES TO FINANCIAL STATEMENTS.
 20

NATIONS RESERVES MONEY MARKET FUNDS
Nations Municipal Reserves
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            MICHIGAN -- (CONTINUED)
 $15,025    University of Michigan Hospital
              Revenue, (University of Michigan
              Medical Service Plan Project)
              Series 1995A,
              3.750% 12/01/27**.................   $   15,025
   4,700    University of Michigan Hospital
              Revenue, (University of Michigan
              Medical Service Plan) Series
              1998A-1,
              3.750% 12/01/21**.................        4,700
                                                   ----------
                                                       40,305
                                                   ----------
            MINNESOTA -- 0.7%
   6,160    Minneapolis, Minnesota Housing
              Development Revenue Refunding,
              (Symphony Place Project) Series
              1988, (FHLMC Guarantee),
              3.500% 12/01/14**.................        6,160
   4,500    Minnesota State Housing Finance
              Agency, (Single-Family Mortgage
              Project) Series 2000D, (Bayerische
              Landesbank GIC),
              4.300% 05/01/01...................        4,500
                                                   ----------
                                                       10,660
                                                   ----------
            MISSOURI -- 3.9%
  46,500    Missouri State Development Finance
              Board Lease Revenue, (Missouri
              Association of Utilities Lease
              Pool Project) Series 1999,
              (TransAmerica Life and Annuity
              Guarantee),
              3.560% 12/01/22**.................       46,500
   6,300    Missouri State Health and
              Educational Facilities Authority
              Health Facilities Revenue
              Refunding, (Sisters of Mercy
              Health Care System Project) Series
              1992B, (ABN-AMRO N.V. Chicago
              SBPA, West Landesbank SBPA, Dexia
              Credit Local de France SBPA),
              3.500% 06/01/14**.................        6,300
   5,000    Missouri State Health and
              Educational Facilities Authority
              Revenue, (Mehlville School
              District Advanced Funding Project)
              Series 2000I,
              5.000% 10/01/01...................        5,015
   4,525    Missouri State Health and
              Educational Facilities Authority
              School District Revenue,
              (Grandview Consolidated School
              District Advanced Funding Project)
              Series 2000D,
              5.000% 10/01/01...................        4,539
                                                   ----------
                                                       62,354
                                                   ----------
            NEBRASKA -- 1.0%
   6,000    Lancaster County, Nebraska IDR,
              (Garner Industries, Inc. Project)
              Series 2000A, AMT, (Wells Fargo
              Bank, N.A. LOC),
              3.650% 11/01/20**.................        6,000

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            NEBRASKA -- (CONTINUED)
 $ 9,695    Nebraska Help Inc. Student Loan
              Revenue, Series 1986B, AMT, (SLMA
              Guarantee),
              3.700% 12/01/16**.................   $    9,695
                                                   ----------
                                                       15,695
                                                   ----------
            NEVADA -- 1.8%
   5,850    Clark County, Nevada IDR, (Nevada
              Cogeneration Association I
              Project) Series 1991, AMT,
              (Canadian Imperial Bank of
              Commerce LOC),
              3.850% 11/01/21**.................        5,850
   7,350    Clark County, Nevada IDR, (Nevada
              Cogeneration Association II
              Project) Series 1990, AMT,
              (Canadian Imperial Bank of
              Commerce LOC),
              3.850% 11/01/20**.................        7,350
  10,700    Clark County, Nevada IDR, (Nevada
              Cogeneration Association Project)
              Series 1992, AMT, (ABN AMRO Bank,
              N.V. LOC),
              3.850% 12/01/22**.................       10,700
   5,500    Nevada Housing Division Multi-Unit
              Housing Revenue, (Studio 3, LP
              Project), Series 1999A, AMT, (US
              Bank, N.A. LOC),
              3.600% 10/01/30**.................        5,500
                                                   ----------
                                                       29,400
                                                   ----------
            NEW MEXICO -- 0.4%
   5,900    Dona Ana County, New Mexico IDR,
              (Foamex Products, Inc. Project)
              Series 1985, (Bank of Nova Scotia
              LOC),
              3.500% 11/01/13**#................        5,900
                                                   ----------
            NEW YORK -- 3.4%
   7,000    Nassau County, New York RAN, Series
              2000C, (First Union National Bank
              LOC, Bank of Novia Scotia LOC),
              6.000% 04/12/01...................        7,003
  38,990    New York State Dormitory Authority
              Revenue, Series 1998PT-1066,
              (AMBAC Insured, Merrill Lynch
              SBPA),
              3.330% 07/01/23**#(--)............       38,990
   9,000    New York, New York GO, Series
              1996J-3, (Morgan Guaranty Trust
              LOC),
              3.400% 02/15/16**.................        9,000
                                                   ----------
                                                       54,993
                                                   ----------
            NORTH CAROLINA -- 4.0%
  13,775    North Carolina Educational
              Facilities Financing Agency
              Revenue, (Methodist College
              Project) Series 2000, (Wachovia
              Bank, N.A. LOC),
              3.500% 03/01/22**.................       13,775

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Municipal Reserves
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $12,700    North Carolina Educational
              Facilities Financing Agency
              Revenue, (Ravenscroft School
              Project) Series 2000, (Wachovia
              Bank, N.A. LOC),
              3.500% 08/01/20**.................   $   12,700
  10,000    North Carolina Educational
              Facilities Financing Agency
              Revenue, (Roman Catholic Diocese
              Project) Series 2000, (Wachovia
              Bank, N.A. LOC),
              3.500% 06/01/17**.................       10,000
   9,200    North Carolina Medical Care
              Commission Retirement Community
              Revenue, (Adult Communities
              Project) Series 1996, (LaSalle
              National Bank LOC),
              3.500% 11/15/09**.................        9,200
   9,500    North Carolina Medical Care
              Community Health Care Facilities
              Revenue, (Randolph Hospital Inc.
              Project), Series 1999, (Wachovia
              Bank, N.A. LOC),
              3.500% 03/01/24**#................        9,500
   8,500    Robeson County, North Carolina
              Industrial Facilities PCR
              Financing Authority Revenue, (Culp
              Inc. Project) Series 1997, AMT,
              (Wachovia Bank of North Carolina,
              N.A. LOC),
              3.550% 06/01/14**#................        8,500
                                                   ----------
                                                       63,675
                                                   ----------
            OHIO -- 1.5%
     900    Centerville, Ohio Health Care
              Revenue, (Bethany Lutheran Village
              Hospital Project) Series 1994,
              (PNC Bank of Ohio, N.A. LOC),
              3.600% 11/01/13**#................          900
   5,000    Clinton County, Ohio Airport
              Facilities Revenue Refunding,
              (Wilmington Air Park, Inc.
              Project) Series 1991, (Wachovia
              Bank of North Carolina, N.A. LOC),
              3.500% 06/01/11**#................        5,000
     810    Greene County, Ohio IDR, (FC,
              Ltd. -- AFC Stamping Project)
              Series 1995, AMT, (Key Bank, N.A.
              LOC),
              3.750% 09/01/16**#................          810
   8,800    Lucas County, Ohio Facilities
              Improvement Revenue, (Toledo
              Zoological Society Project) Series
              1997, (Key Bank, N.A. LOC),
              3.500% 10/01/05**#................        8,800
   1,700    Lucas County, Ohio IDR, (Dynamic
              Dies, Inc. Project) Series 1997,
              AMT, (National City Bank LOC),
              3.750% 07/01/09**.................        1,700

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            OHIO -- (CONTINUED)
 $ 2,279    Ohio Housing Finance Agency Multi-
              Family Housing Revenue, (Kenwood
              Congregation - Retirement Project)
              Series 1985, (Morgan Guaranty
              Trust LOC),
              3.350% 12/01/15**.................   $    2,279
   2,000    Ohio State Water Development
              Authority Solid Waste Disposal
              Revenue, (The Timken Company
              Project) Series 1997, AMT,
              (Wachovia Bank of North Carolina,
              N.A. LOC),
              3.600% 07/01/32**.................        2,000
     900    Summit County, Ohio IDR, (Oliver
              Printing Company, Inc. Project)
              Series 1997, AMT, (Bank One of
              Akron, N.A. LOC),
              3.800% 02/01/07**#................          900
   1,035    Toledo-Lucas County, Ohio Port
              Authority Facilities Improvement
              Revenue, (YMCA of Greater Toledo
              Project) Series 1996, (Fifth Third
              Bank of Northwestern Ohio LOC),
              3.550% 12/01/21**#................        1,035
                                                   ----------
                                                       23,424
                                                   ----------
            OKLAHOMA -- 2.0%
  10,000    Oklahoma Development Finance
              Authority Revenue, (Seabrook Farms
              Inc. Project) Series 1997, AMT,
              (Bank of New York LOC),
              3.650% 03/01/27**#................       10,000
  21,910    Payne County, Oklahoma Economic
              Development Authority Revenue,
              (Collegiate Housing Foundation
              Project) Series 2000A, (First
              Union National Bank LOC),
              3.750% 06/01/30**.................       21,910
                                                   ----------
                                                       31,910
                                                   ----------
            PENNSYLVANIA -- 2.5%
   2,480    Elk County, Pennsylvania Industrial
              Development Authority Revenue,
              (Clarion Sintered Metals Project)
              Series 1998, AMT, (PNC Bank, N.A.
              LOC),
              3.700% 03/01/09**#................        2,480
   9,200    Emmaus, Pennsylvania General
              Authority Revenue, (East
              Stoudsburg Pennsylvania Area
              School District Project) Series
              1989B, (Bayerische Landesbank
              LOC),
              3.500% 03/01/24**.................        9,200
   6,270    Hatfield Township, Pennsylvania
              Industrial Development Authority
              Revenue, (H&N Packaging Project)
              Series 1999A, AMT, (Commerzbank
              LOC),
              3.700% 04/01/19**#................        6,270
   5,000    Pennsylvania State GO, Series 1994,
              4.750% 05/01/01...................        5,002

                       SEE NOTES TO FINANCIAL STATEMENTS.
 22

NATIONS RESERVES MONEY MARKET FUNDS
Nations Municipal Reserves
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            PENNSYLVANIA -- (CONTINUED)
 $13,400    Quakertown, Pennsylvania General
              Authority Revenue, (Pooled
              Financing Project) Series 1996A,
              (PNC Bank, N.A. LOC),
              3.550% 07/01/26**.................   $   13,400
   1,760    Schuylkill County, Pennsylvania
              Industrial Development Authority
              Revenue, (Bon-Ton Stores Project)
              Series 1992, AMT, (PNC Bank, N.A.
              LOC),
              3.700% 02/01/12**#................        1,760
   1,315    Schuylkill County, Pennsylvania
              Industrial Development Authority
              Revenue, (S. Grumbacher and Son
              Project) Series 1990, (PNC Bank,
              N.A. LOC),
              3.600% 02/01/12**#................        1,315
                                                   ----------
                                                       39,427
                                                   ----------
            RHODE ISLAND -- 0.3%
   5,000    Rhode Island State, Industrial
              Facilities Corporation IDR,
              (Precision Turned Components
              Project) Series 2000, (Bank of New
              York LOC),
              3.650% 05/01/11**.................        5,000
                                                   ----------
            SOUTH CAROLINA -- 6.5%
   4,000    Anderson County, South Carolina IDR,
              (Mikron Corporation Project)
              Series 1998, AMT, (ABN AMRO Bank
              N.V. LOC),
              3.650% 11/01/12**#................        4,000
   2,725    Beaufort County, South Carolina
              School District GO, (South
              Carolina School District
              Enhancement Program) Series 1999C,
              4.000% 02/01/02...................        2,729
   6,000    Berkeley County, South Carolina
              Exempt Facilities Industrial
              Revenue, (Amoco Chemical
              Corporation Project) Series 1997,
              AMT, (BP Amoco plc Guarantee),
              3.800% 04/01/27**.................        6,000
   4,850    Charleston County, South Carolina
              School District GO, (South
              Carolina School District
              Enhancement Program) Series 1999,
              4.000% 02/01/02...................        4,858
   9,000    Charleston County, South Carolina
              School District, Series 2000,
              4.600% 04/13/01...................        9,001
   1,000    Cherokee County, South Carolina
              Industrial Revenue Refunding,
              (Holmberg Electronic Corporation
              Project) Series 1989, (Wachovia
              Bank of North Carolina, N.A. LOC),
              3.850% 11/01/04**#................        1,000
  15,000    Florence County, South Carolina
              Hospital Revenue, (McLeod Regional
              Medical Center) Series 1985A,
              (FGIC Insured, First Union
              National Bank SBPA),
              3.600% 11/01/15**.................       15,000

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $ 6,200    Greenville County, South Carolina
              Industrial Revenue, (Edgcomb
              Metals Company Project) Series
              1984, (Wells Fargo Bank LOC),
              3.500% 08/01/09**#................   $    6,200
  20,000    Richland County, South Carolina
              School District Number 001, (South
              Carolina School District
              Enhancement Program) GO BAN,
              Series 2000,
              4.750% 09/14/01...................       20,039
   3,660    South Carolina Jobs Economic
              Development Authority Development
              Revenue, (Spartanburg YMCA
              Project) Series 1996, (First Union
              National Bank LOC),
              3.600% 06/01/18**#................        3,660
  24,995    South Carolina Jobs Economic
              Development Authority Economic
              Development Revenue, (St. Francis
              Bon Secours Hospital Project)
              Series 2000, (Merrill Lynch
              Guarantee and SBPA),
              4.400% 09/13/01**(--).............       24,995
   3,000    South Carolina Jobs Economic
              Development Authority Health
              Facilities Revenue, (Greenville
              Baptist Retirement Community
              Project) Series 1997, (Wachovia
              Bank of North Carolina, N.A. LOC),
              3.500% 10/01/19**#................        3,000
   3,200    South Carolina Jobs Economic
              Development Authority IDR, (Banks
              Construction Company Project)
              Series 1999, AMT, (Wachovia Bank,
              N.A. LOC),
              3.600% 05/01/09**#................        3,200
     400    South Carolina Jobs Economic
              Development Authority IDR,
              (Chambers Oakridge Landfill
              Project) Series 1990, AMT, (Morgan
              Guaranty Trust LOC),
              3.650% 12/01/01**#................          400
                                                   ----------
                                                      104,082
                                                   ----------
            SOUTH DAKOTA -- 0.0%+
     530    South Dakota Economic Development
              Financing Authority IDR Refunding,
              (Lomar Development Company
              Project) Series 1996B, AMT, (US
              Bank, N.A. LOC),
              3.850% 08/01/08**#................          530
                                                   ----------
            TENNESSEE -- 3.3%
   8,500    Bristol, Tennessee Health and
              Education Facilities Revenue,
              Series 1995A, (FGIC Insured,
              Citibank SBPA),
              3.550% 02/28/14**##(--)...........        8,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Municipal Reserves
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $ 1,900    Dickson County, Tennessee Industrial
              Development Board Revenue, (The
              Jackson Foundation-Renaissance
              Learning Center Project) Series
              1997, (SunTrust Bank of Nashville
              LOC),
              3.500% 11/01/12**#................   $    1,900
   6,260    Franklin County, Tennessee Health
              and Educational Facilities Board
              Revenue, (University of the South
              Project) Series 1998B, (AmSouth
              Bank of Alabama LOC),
              3.550% 09/01/18**.................        6,260
   7,420    Memphis, Tennessee Center City
              Revenue Finance Corporation
              Multi-Family Housing Revenue,
              (Riverset Apartments Project)
              Series 1998PT-1019, (Merrill Lynch
              Guarantee, Merrill Lynch SBPA),
              3.800% 10/01/19**##(--)...........        7,420
   9,020    Metropolitan Government Nashville
              and Davidson County, Tennessee
              Health and Education Facilities
              Board Revenue, (Adventist/Sunbelt
              Retirement Project) Series 1996A,
              (SunTrust Bank of Central Florida
              LOC),
              3.500% 11/15/26**.................        9,020
   3,700    Monroe County, Tennessee Industrial
              Development Board IDR, (American
              Transit Corporation Project)
              Series 1986, (BankBoston LOC),
              3.650% 08/01/06**#................        3,700
   1,400    Springfield, Tennessee Industrial
              Development Board Revenue, (All
              American Homes of Tennessee
              Project) Series 1994, AMT, (Bank
              One of Michigan, N.A. LOC),
              3.800% 11/01/09**#................        1,400
  14,400    Tennessee Volunteer State Student
              Funding Corporation Student Loan
              Revenue, Series 1998A-2, AMT,
              (State Street Bank and Trust LOC),
              3.650% 12/01/23**.................       14,400
                                                   ----------
                                                       52,600
                                                   ----------
            TEXAS -- 13.5%
  11,500    Brazos River Authority, Texas PCR
              Refunding, (Texas Utilities
              Electric Company Project) Series
              1999C, AMT, (Bank of New York
              LOC),
              3.650% 03/01/32**.................       11,500
  16,180    Dallas-Fort Worth, Texas
              International Airport Facility
              Revenue, (Flightsafety Project)
              Series 1999, AMT, (OBH, Inc.
              Guarantee),
              3.600% 07/01/32**#................       16,180
   2,300    Grapevine, Texas Industrial
              Development Corporation Airport
              Revenue, (Southern Air
              Transportation Project) Series
              1993, (Bank One Texas, N.A. LOC),
              3.600% 03/01/10**.................        2,300

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 1,600    Gulf Coast, Texas Industrial
              Development Authority Marine
              Terminal Revenue, (Amoco Oil
              Company Project) Series 1993, AMT,
              (BP Amoco, plc Guarantee),
              3.800% 04/01/28**#................   $    1,600
   3,400    Gulf Coast, Texas Waste Disposal
              Authority PCR, (Amoco Oil Company
              Project) Series 1994, AMT, (BP
              Amoco plc Guarantee),
              3.800% 06/01/24**.................        3,400
  10,600    Harris County, Texas Health
              Facilities Development Revenue,
              (Methodist Hospital Project)
              Series 1994, (Morgan Guaranty
              Trust SBPA, Methodist Hospital
              SBPA),
              3.900% 12/01/25**.................       10,600
   3,300    Lone Star, Texas Airport Improvement
              Authority Revenue, (American
              Airlines Inc. Project) Series
              1984A-5, (Royal Bank of Canada
              LOC),
              3.900% 12/01/14**.................        3,300
   1,500    Lone Star, Texas Airport Improvement
              Authority Revenue, (American
              Airlines, Inc. Project) Series
              1984B-2, (Royal Bank of Canada
              LOC),
              3.900% 12/01/14**.................        1,500
  15,000    Mesquite, Texas Independent School
              District GO, Series 2000, (Texas
              Permanent Fund Insured, Morgan
              Guaranty Trust SBPA),
              3.470% 08/15/25**.................       15,000
   1,200    Nueces County, Texas Health
              Facilities Development Corporation
              Revenue, (Driscoll Foundation
              Childrens Hospital Project) Series
              1985, (Bank One of Texas, N.A.
              LOC),
              3.650% 07/01/15**.................        1,200
   3,300    Panhandle-Plains, Texas Higher
              Education Authority Student Loan
              Revenue, Series 1991B, AMT,
              (Student Loan Marketing
              Guarantee),
              3.500% 06/01/21**.................        3,300
   5,000    Panhandle-Plains, Texas Higher
              Education Authority Student Loan
              Revenue, Series 1997Y, AMT,
              (Student Loan Marketing
              Guarantee),
              3.500% 10/01/02**.................        5,000
   7,495    Plano, Texas Independent School
              District, Series 2001-178, (Texas
              Permanent Fund Insured, Morgan
              Guaranty Trust SBPA),
              3.550% 02/15/09**#................        7,495

                       SEE NOTES TO FINANCIAL STATEMENTS.
 24

NATIONS RESERVES MONEY MARKET FUNDS
Nations Municipal Reserves
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 6,000    Port of Corpus Christi, Texas
              Industrial Development Corporation
              Environmental Facilities Revenue,
              (Citgo Petroleum Corporation
              Project) Series 1998, AMT, (Bank
              One Oklahoma, N.A. LOC),
              3.850% 08/01/28**.................   $    6,000
   8,000    Sulphur Springs, Texas IDR, (Hon
              Industries Inc., Project) Series
              1985, (Northern Trust Company
              LOC), 3.550% 12/01/13**#..........        8,000
  55,000    Texas Municipal Gas Corporation Gas
              Reserves Revenue, Sr. Lien, Series
              1998, (FSA Insured, Societe
              Generale SBPA),
              3.450% 01/15/23**.................       55,000
  65,000    Texas State TRAN, Series 2000,
              5.250% 08/31/01...................       65,253
   1,000    Trinity River, Texas Industrial
              Development Authority Revenue,
              (Toys R Us -- Nytex Inc. Project)
              Series 1984, (Bankers Trust
              Company LOC),
              3.625% 11/01/14**#................        1,000
                                                   ----------
                                                      217,628
                                                   ----------
            UTAH -- 0.8%
   9,900    Intermountain Power Agency, Utah
              Municipal Trust Receipts Power
              Supply Revenue, Series 1996CMC-4,
              (FSA Insured, Chase Manhattan
              SBPA),
              3.550% 07/01/03**#(--)............        9,900
   3,200    West Valley City, Utah Industrial
              Development Authority Revenue,
              (Johnson Matthey, Inc. Project)
              Series 1987, (HSBC Bank USA LOC),
              4.000% 12/01/11**.................        3,200
                                                   ----------
                                                       13,100
                                                   ----------
            VERMONT -- 1.7%
  10,800    Vermont Educational and Health
              Buildings Financing Agency
              Revenue, (Middlebury College
              Project) Series 1988A,
              4.400% 11/01/27**.................       10,800
   6,390    Vermont Educational and Health
              Buildings Financing Agency
              Revenue, (Middlebury College
              Project) Series 1988A, Mandatory
              Put 11/01/01,
              4.350% 05/01/28...................        6,390
  10,300    Vermont Industrial Development
              Authority Revenue, (Ryegate Wood
              Energy Company Project) Series
              1990, AMT, (ABN AMRO Bank, N.V.
              LOC),
              3.550% 12/01/15**.................       10,300
                                                   ----------
                                                       27,490
                                                   ----------

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            VIRGINIA -- 3.5%
 $ 5,600    Albemarle County, Virginia
              Industrial Development Authority
              Health Services Revenue,
              (University of Virginia Health
              Services Foundation Project)
              Series 1996, (First Union
              National Bank LOC),
              3.450% 02/01/26**.................   $    5,600
  10,200    Culpeper, Virginia Industrial
              Development Authority Residential
              Care Facilities Revenue, (Virginia
              Baptist Homes Project) Series
              2000, (First Union National Bank
              LOC),
              3.450% 08/01/30**.................       10,200
  20,000    Fairfax County, Virginia Economic
              Development Authority Revenue,
              (Flint Hill School Project) Series
              2000, (First Union National Bank
              LOC),
              3.450% 10/01/25**.................       20,000
   6,425    Madison County, Virginia Industrial
              Development Authority Revenue,
              (Madison Wood Preservers Project)
              Series 1998, AMT, (Wachovia Bank
              of North Carolina LOC),
              3.600% 06/01/13**#................        6,425
  13,080    Virginia Beach, Virginia Development
              Authority Multi-Family Housing
              Revenue, (Briarwood Apartments
              Project) Series 1999PT-1146,
              (Merrill Lynch Guarantee, Merrill
              Lynch SBPA), 3.650%
              04/01/23**##(--)..................       13,080
   1,075    Winchester, Virginia Industrial
              Development Authority Revenue,
              (Midwesco Filter Resource, Inc.
              Project) Series 1995, (Harris
              Trust & Savings Bank LOC),
              3.800% 08/01/07**.................        1,075
                                                   ----------
                                                       56,380
                                                   ----------
            WASHINGTON -- 0.0%+
     600    Port of Skagit County, Washington
              Industrial Development Corporation
              Revenue, (Cascade Clear Water
              Company Project) Series 1995, AMT,
              (Key Bank, N.A. LOC),
              3.750% 12/01/20**#................          600
                                                   ----------
            WEST VIRGINIA -- 0.6%
     400    Ohio County, West Virginia IDR,
              (Ohio Valley - Clarksburg Drug
              Company Project) Series 1986, AMT,
              (PNC Bank of Ohio, N.A. LOC),
              3.650% 12/01/01**#................          400
  10,000    Pleasants County, West Virginia
              County Commission IDR, (Simex,
              Inc. Building Project) Series
              1999, AMT, (PNC Bank, N.A. LOC),
              3.700% 12/01/19**.................       10,000
                                                   ----------
                                                       10,400
                                                   ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Municipal Reserves
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            WISCONSIN -- 3.0%
 $18,000    Kenosha, Wisconsin Unified School
              District No. 001 TRAN, Series
              2000A,
              4.750% 10/05/01...................   $   18,035
     820    Milwaukee, Wisconsin IDR, (Mandel
              Company Project) Series 1997, AMT,
              (US Bank, N.A. LOC),
              3.850% 04/01/07**.................          820
   4,000    Pleasant Prairie, Wisconsin IDR,
              (Nucon Corporation Project) Series
              1995, AMT, (American National Bank
              & Trust Company LOC),
              3.650% 02/01/22**#................        4,000
  24,770    Wisconsin State Health and
              Educational Facilities Authority
              Revenue, (St. Luke's Medical
              Center Project) Series 1987,
              (First National Bank of Chicago
              LOC),
              3.550% 12/01/17**#................       24,770
                                                   ----------
                                                       47,625
                                                   ----------
            TOTAL MUNICIPAL
              BONDS AND NOTES
            (Cost $1,598,161)...................    1,598,161
                                                   ----------

            TOTAL INVESTMENTS
            (Cost $1,598,161*)............   99.5%  $1,598,161
                                                    ----------
            OTHER ASSETS AND LIABILITIES
              (NET).......................    0.5%
            Cash.................................   $       97
            Interest receivable..................       10,588
            Investment advisory fee payable......         (204)
            Administration fee payable...........          (32)
            Shareholder servicing and
              distribution fees payable..........         (446)
            Distributions payable................       (2,136)
            Accrued Trustees' fees and
              expenses...........................          (37)
            Accrued expenses and other
              liabilities........................         (102)
                                                    ----------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)..............................        7,728
                                                    ----------
            NET ASSETS....................  100.0%  $1,605,889
                                                    ==========
            NET ASSETS CONSIST OF:
            Accumulated net realized loss on
              investments sold...................   $     (121)
            Paid-in capital......................    1,606,010
                                                    ----------
            NET ASSETS...........................   $1,605,889
                                                    ==========
                                                      VALUE
--------------------------------------------------------------
            NET ASSET VALUE, OFFERING AND
              REDEMPTION PRICE PER SHARE
            CAPITAL CLASS SHARES:
            ($145,248,069 / 145,440,354
              shares outstanding)................        $1.00
                                                    ==========
            INSTITUTIONAL SHARES:
            ($16,116,192 / 16,116,210
              shares outstanding)................        $1.00
                                                    ==========
            TRUST CLASS SHARES:
            ($488,190,411 / 488,187,142
              shares outstanding)................        $1.00
                                                    ==========
            LIQUIDITY CLASS SHARES:
            ($35,569,143 / 35,568,908
              shares outstanding)................        $1.00
                                                    ==========
            ADVISER CLASS SHARES:
            ($129,807,067 / 129,864,649
              shares outstanding)................        $1.00
                                                    ==========
            INVESTOR CLASS SHARES:
            ($57,017,416 / 57,062,472
              shares outstanding)................        $1.00
                                                    ==========
            MARKET CLASS SHARES:
            ($169,000,451 / 169,000,010
              shares outstanding)................        $1.00
                                                    ==========
            DAILY CLASS SHARES:
            ($554,875,984 / 554,880,578
              shares outstanding)................        $1.00
                                                    ==========
            SERVICE CLASS SHARES:
            ($10,000,063 / 10,000,010
              shares outstanding)................        $1.00
                                                    ==========
            INVESTOR B SHARES:
            ($63,727 / 63,727
              shares outstanding)................        $1.00
                                                    ==========

---------------

 * Aggregate cost for federal tax purposes.

 ** Variable rate demand notes. The interest rate shown reflects the rate in effect at March 31, 2001. These securities are subject to demand features of either one, seven or thirty days.

 (--) Restricted Security (Note 5).

 # Security not registered under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

## Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

 + Amount represents less than 0.1%.

Nations Municipal Reserves had the following industry concentrations greater than 10% at March 31, 2001 (as a percentage of net assets):

Healthcare Revenue                                  22.39%
Education Revenue                                   17.85%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 26

NATIONS RESERVES MONEY MARKET FUNDS
Nations California Tax-Exempt Reserves
  STATEMENT OF NET ASSETS                                      MARCH 31, 2001

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 96.8%
            CALIFORNIA -- 92.4%
 $ 3,730    Alameda - Contra Costa County,
              California Schools Financing
              Authority Certificates of
              Participation, (Capital
              Improvements Financing Project)
              Series 1997B, (Canadian Imperial
              Bank of Commerce LOC),
              3.250% 07/01/23**.................   $    3,730
   2,900    Alameda - Contra Costa County,
              California Schools Financing
              Authority Certificates of
              Participation, (Capital
              Improvements Financing Project)
              Series 2000F, (KBC Bank NV LOC),
              3.250% 08/01/23**.................        2,900
   1,900    Alameda - Contra Costa County,
              California Schools Financing
              Authority Certificates of
              Participation, (Capital
              Improvements Financing Project)
              Series 2000I, (AMBAC Insured, KBC
              Bank NV SBPA),
              3.250% 08/01/29**.................        1,900
  27,000    Alameda County, California GO TRAN,
              Series 2000,
              5.000% 07/02/01...................       27,065
   8,160    Anaheim, California Public Financing
              Authority Lease Floating Revenue,
              Series 2000PA-641
              3.300% 09/01/24**##...............        8,160
   6,900    Anaheim, California Unified High
              School District Certificates of
              Participation, (School Faculty
              Bridging Funding Project) Series
              1999, (FSA Insured, First Union
              National Bank SBPA), 3.500%
              09/01/13**........................        6,900
   2,300    Anaheim, California Unified High
              School District Certificates of
              Participation, (School Faculty
              Bridging Funding Project) Series
              1999, (FSA Insured, First Union
              National Bank SBPA),
              3.500% 09/01/29**.................        2,300
   5,600    Azusa, California Multi-Family
              Housing Revenue Refunding,
              (Pacific Glen Apartments Project)
              Series 1994, (FNMA Collateral
              Agreement),
              3.350% 07/15/15**.................        5,600
   6,000    California Community College
              Financing Authority TRAN, Series
              2000B,
              5.000% 08/03/01...................        6,024
   7,845    California Eastern Municipal Water
              District Water and Sewer Revenue,
              Certificates of Participation,
              Series 1993B, (FGIC Insured),
              3.400% 07/01/20**.................        7,845
   8,105    California Educational Facilities
              Authority Revenue, (Stanford
              University Project) Series 1999,
              3.300% 06/01/27**##...............        8,105

-------------------------------------------------------------
PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
            CALIFORNIA -- (CONTINUED)
 $14,275    California Educational Facilities
              Authority Revenue, Series 2000A,
              3.150% 10/01/27**##...............   $   14,275
  32,000    California GO,
              2.000% 04/04/01...................       32,000
  21,300    California GO,
              2.250% 04/04/01...................       21,300
   2,000    California GO,
              2.000% 04/06/01...................        2,000
   6,000    California GO,
              2.300% 06/05/01...................        6,000
  15,100    California GO,
              3.460% 04/01/04**##...............       15,100
  10,000    California GO,
              3.150% 02/01/06**##...............       10,000
  16,380    California GO,
              3.150% 10/01/24**##...............       16,380
  10,000    California GO,
              3.150% 10/01/28**##...............       10,000
  12,785    California GO, Series 1999, (MBIA
              Insured),
              3.300% 12/01/18**##...............       12,785
   6,500    California Health Facilities
              Financing Authority Revenue
              Refunding, (St. Joseph Health
              Systems Project) Series 1985A,
              3.550% 07/01/12**.................        6,500
   1,100    California Health Facilities
              Financing Authority Revenue,
              (Adventist Health Systems Project)
              Series 1998B,
              3.800% 09/01/28**.................        1,100
   7,800    California Health Facilities
              Financing Authority Revenue,
              (Catholic Healthcare Project)
              Series 1988A,
              3.450% 07/01/09**.................        7,800
   5,000    California Health Facilities
              Financing Authority Revenue,
              (Childrens Hospital Project)
              Series 1991A,
              7.125% 06/01/01...................        5,133
   8,255    California Health Facilities
              Financing Authority Revenue,
              (Industry Hospital Adventist
              Project) Series 1998C,
              3.800% 09/01/15**.................        8,255
  10,995    California Health Facilities
              Financing Authority Revenue,
              Series 1998CMC-6,
              3.350% 06/01/12**##...............       10,995
   6,365    California Health Facilities
              Financing Authority Revenue,
              Series 1999,
              3.450% 12/01/34**##...............        6,365
  11,950    California Housing Finance Agency
              Multi-Unit Rental Housing Revenue,
              3.150% 08/01/10**##...............       11,950
   2,000    California Housing Finance Agency
              Multi-Unit Rental Housing Revenue,
              Series 1992, (MBIA Insured),
              3.450% 08/01/10**.................        2,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations California Tax-Exempt Reserves
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 3,270    California Housing Finance Agency
              Multi-Unit Rental Housing Revenue,
              Series 1992A, (MBIA Insured),
              3.150% 08/01/08**.................   $    3,270
   2,600    California Housing Finance Agency
              Revenue, Series 1995,
              3.350% 08/01/26**##...............        2,600
   3,400    California Housing Finance Agency
              Revenue, Series 2000G, AMT,
              (FSA Insured),
              3.450% 08/01/31**.................        3,400
   2,300    California M-S-R Public Power Agency
              Revenue, (San Juan Project) Series
              1997E, (MBIA Insured),
              3.550% 07/01/22**.................        2,300
   9,300    California M-S-R Public Power Agency
              Revenue, (San Juan Project) Series
              1998F, (MBIA Insured),
              3.600% 07/01/22**.................        9,300
   3,790    California Pollution Control
              Financing Authority PCR, (Chevron
              USA, Inc. Project) Series 1984,
              4.150% 05/15/02**.................        3,790
   1,100    California Pollution Control
              Financing Authority Resource
              Recovery PCR, (Delano Project)
              Series 1991, AMT,
              3.750% 08/01/19**.................        1,100
   3,400    California Pollution Control
              Financing Authority Resource
              Recovery Revenue, (Burney Forest
              Products Project) Series 1988,
              (Fleet Bank, N.A. LOC),
              3.800% 09/01/20**.................        3,400
   1,700    California Pollution Control
              Financing Authority Solid Waste
              Disposal Revenue, (Santa Clara
              Valley Industries Project) Series
              1998A, AMT,
              3.400% 03/01/18**.................        1,700
  17,300    California Pollution Control
              Financing Authority Solid Waste
              Disposal Revenue, (Shell
              Oil - Martinez Refining Company
              Project) Series 1994A, AMT,
              3.600% 10/01/24**.................       17,300
   4,300    California Pollution Control
              Financing Authority Solid Waste
              Disposal Revenue, (Shell
              Oil - Martinez Refining Company
              Project) Series 1996B, AMT, (GTY
              AGMT),
              3.600% 10/01/31**.................        4,300
  35,000    California School Cash Reserve
              Program Authority, Series 2000,
              5.250% 07/03/01...................       35,095
  10,000    California South Placer Wastewater
              Authority Wastewater Revenue,
              Series 2000B, (FGIC Insured),
              3.400% 11/01/35**.................       10,000
  11,500    California State Department of Water
              Resources Revenue, Series
              1999-127, (FGIC Insured, Morgan
              Guaranty),
              3.380% 12/01/22**##...............       11,500

-------------------------------------------------------------
PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
            CALIFORNIA -- (CONTINUED)
 $17,270    California State Department of Water
              Resources,
              3.150% 12/01/29**##...............   $   17,270
   6,000    California State Floating Rate
              Receipts, Series 1997SG-91,
              3.300% 10/01/21**##...............        6,000
   8,685    California State Floating Rate
              Receipts, Series 1997SG-95,
              3.300% 09/01/16**##...............        8,685
  35,000    California State GO, Floating Rate
              Receipts, Series 1998PT-1072,
              3.300% 02/01/21**##...............       35,000
  15,950    California State GO, Municipal Trust
              Receipts, Series 1997SGA-54,
              (AMBAC Insured, Societe Generale
              SBPA),
              3.500% 06/01/21**##...............       15,950
   5,530    California State GO, Series 1997,
              AMT, Mandatory Put 12/01/01,
              3.600% 12/01/32...................        5,526
   2,500    California State, Series 132,
              3.380% 04/01/08**##...............        2,500
   7,865    California Statewide Communities
              Development Authority Certificates
              of Participation Revenue
              Refunding, (House Ear Institute
              Project) Series 1993, (Morgan
              Guaranty Trust LOC),
              3.850% 12/01/18**.................        7,865
   1,000    California Statewide Communities
              Development Authority Certificates
              of Participation, (North
              California Retired Officers
              Project) Series 1996,
              3.600% 06/01/26**.................        1,000
   7,800    California Statewide Communities
              Development Authority Certificates
              of Participation, (Sutter Health
              Obligation Group Project) Series
              1995,
              3.600% 07/01/15**.................        7,800
   9,600    California Statewide Communities
              Development Authority Certificates
              of Participation, (University
              Retirement Community at Davis
              Project) Series 1998, (Bank of
              Scotland LOC),
              3.600% 11/15/28**.................        9,600
   1,000    California Statewide Communities
              Development Authority Lease
              Revenue, Floating Rate Receipts,
              Series 1999PA-457,
              3.350% 10/01/33**##...............        1,000
   4,600    California Statewide Communities
              Development Authority Multi-Family
              Housing Revenue, (Pittsburg Plaza
              Apartments Project) Series 1997K,
              AMT,
              3.450% 09/01/27**.................        4,600

                       SEE NOTES TO FINANCIAL STATEMENTS.
 28

NATIONS RESERVES MONEY MARKET FUNDS
Nations California Tax-Exempt Reserves
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 6,150    California Statewide Communities
              Development Authority Revenue
              Certificates of Participation,
              (John Muir/MT Diablo Healthcare
              Project) Series 1997, (AMBAC
              Insured, Chase Manhattan Bank
              SBPA),
              3.750% 08/15/27**.................   $    6,150
  25,940    California Statewide Communities
              Development Authority Special
              Facilities Revenue, Series 1999,
              3.350% 10/01/34**##...............       25,940
   8,700    California Transit Finance Authority
              Revenue, Series 1997, (FSA
              Insured, Credit Suisse First
              Boston LOC),
              3.250% 10/01/27**.................        8,700
   8,100    California Wateruse Finance
              Authority Revenue, Series 1998,
              (FSA Insured),
              3.250% 05/01/28**.................        8,100
   2,900    Carlsbad, California Unified School
              District Certificates of
              Participation, (School Facilities
              Bridge Funding Program) Series
              2000, (FSA Insured, First Union
              National Bank SBPA),
              3.500% 09/01/30**.................        2,900
   2,500    Carlsbad, California Unified School
              District Certificates of
              Participation, (School Facilities
              Bridge Funding Program) Series
              2001, (First Union National Bank
              SBPA),
              3.500% 09/01/24**.................        2,500
   2,500    Carlsbad, California Unified School
              District Certificates of
              Participation, (School Facilities
              Bridge Funding Program) Series
              2001, (FSA Insured, First Union
              National Bank SBPA),
              3.500% 09/01/32**.................        2,500
   3,000    East Bay Municipal Utility District
              Water,
              2.050% 04/04/01...................        3,000
   4,000    East Bay Municipal Utility District
              Water,
              2.150% 04/04/01...................        4,000
   4,900    East Bay Municipal Utility District
              Water,
              2.250% 04/05/01...................        4,900
  10,000    East Bay Municipal Utility District
              Water,
              3.950% 04/10/01...................       10,000
   4,000    Fremont, California Multi-Family
              Housing Revenue, (Creekside
              Village Apartments Project) Series
              1985D, (KBC Bank N.V. LOC),
              3.400% 09/01/07**.................        4,000
   3,165    Fremont, California Multi-Family
              Housing Revenue, (Mission Wells
              Project) Series 1985E,
              3.500% 09/01/14**.................        3,165
   2,000    Hayward, California Multi-Family
              Housing Revenue, (Shorewood
              Project) Series 1984A, (FGIC
              Insured),
              3.400% 08/01/14**.................        2,000

-------------------------------------------------------------
PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
            CALIFORNIA -- (CONTINUED)
 $ 4,545    Indio, California Multi-Family
              Housing Revenue, (Western Federal
              Savings Project) Series 1985,
              (Wells Fargo and Company LOC),
              3.550% 06/01/05**.................   $    4,545
   9,300    Irvine Ranch, California Water
              District Certificates of
              Participation, (Capital
              Improvement Project) Series 1986,
              (Toronto Dominion Bank LOC),
              3.600% 08/01/16**.................        9,300
   5,700    Irvine Ranch, California Water
              District GO, (Capital Improvement
              District Project) Series 1989,
              3.750% 06/01/15**.................        5,700
   3,400    Irvine Ranch, California Water
              District GO, Series 1995,
              (Commerzbank A.G. LOC),
              3.600% 01/01/21**.................        3,400
   6,500    Irvine Ranch, California Water
              District Numbers 102, 103, 105,
              106 Revenue, GO, Series 1995,
              3.750% 09/01/06**.................        6,500
   2,100    Irvine Ranch, California Water
              District Revenue, Series 1985,
              (Landesbank Hessen-Thueringen
              LOC),
              3.600% 10/01/10**.................        2,100
   2,000    Irvine, California Improvement Bond
              Act of 1915, (Special Assessment
              District 85-7 Project) Series
              1986I, (Canadian Imperial Bank of
              Commerce LOC),
              3.350% 09/02/11**.................        2,000
   7,738    Irvine, California Revenue
              Improvement Bond Act of 1915,
              (Assessment District No. 87-8
              Project) Series 1999,
              3.600% 09/02/24**.................        7,738
   1,000    Irvine, California Revenue
              Improvement Bond Act of 1915,
              (Assessment District No. 97
              Project) Series 1997-16, (Societe
              Generale LOC),
              3.600% 09/02/22**.................        1,000
  13,500    Irvine, California Revenue
              Improvement Bond Act of 1915,
              (Assessment District No. 97-17
              Project) Series 1998,
              3.600% 09/02/23**.................       13,500
  30,000    Kern County, California TRAN, Series
              2000,
              5.000% 07/02/01...................       30,051
   6,000    Livermore, California Certificates
              of Participation, Series 2000,
              (Dexia Public Finance SBPA),
              3.200% 10/01/30**.................        6,000
  13,000    Long Beach, California GO,
              3.250% 05/15/15**##...............       13,000
   1,060    Long Beach, California Harbor
              Revenue, Series 2000PA-651, AMT,
              (FGIC Insured),
              3.350% 05/15/19**##...............        1,060
  18,400    Long Beach, California Harbor,
              2.250% 06/06/01...................       18,400

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations California Tax-Exempt Reserves
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 9,995    Long Beach, California Municipal
              Securities Trust Receipts Revenue,
              Series 1998CMC-1,
              3.400% 05/15/07**##...............   $    9,995
  23,150    Los Angeles County, California
              Capital Asset Lease Corporation,
              2.750% 04/04/01...................       23,150
   4,000    Los Angeles County, California
              Certificates of Participation,
              (Schools Pooled Financing Project)
              Series 2000B,
              5.000% 10/02/01...................        4,020
  30,000    Los Angeles County, California GO
              TRAN, Series 2000A,
              5.000% 06/29/01...................       30,153
  16,170    Los Angeles County, California
              Metropolitan Transportation
              Authority Revenue, Series
              1996SGB-3,
              (FSA Insured),
              3.150% 07/01/16**##...............       16,170
   3,000    Los Angeles County, California
              Pension Obligation Revenue
              Refunding, Series 1996B, (AMBAC
              Insured, Dexia Credit Local de
              France SBPA),
              3.350% 06/30/07**.................        3,000
  13,000    Los Angeles County, California
              Pension Obligation Revenue
              Refunding, Series 1996C, (AMBAC
              Insured, Bank of Nova Scotia
              SBPA),
              3.350% 06/30/07**.................       13,000
   3,600    Los Angeles County, California
              Transportation Commission Sales
              Tax Revenue Refunding, Series
              1992A, (FGIC Insured, Bayerische
              Landesbank SBPA),
              3.350% 07/01/12**.................        3,600
  51,000    Los Angeles, California Department
              of Water and Power Electric Plant
              Revenue, Series 2000B-2,
              3.300% 02/01/10**.................       51,000
   2,500    Los Angeles, California Department
              of Water and Power Electric Plant
              Revenue, Series 2000D, (Toronto
              Dominion Bank LOC),
              3.500% 02/01/10**.................        2,500
   6,700    Los Angeles, California Department
              of Water and Power Electric Plant
              Revenue, Series 2000E-2,
              3.500% 02/01/10**.................        6,700
   1,955    Los Angeles, California Industrial
              Development Authority IDR, (Delta
              Tau Data Systems, Inc. Project)
              Series 1998, AMT,
              3.300% 08/01/23**.................        1,955
  22,100    Los Angeles, California Multi-Family
              Housing Revenue, (Fountain Park
              Project) Series 1999P, AMT,
              3.300% 04/15/33**.................       22,100

-------------------------------------------------------------
PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
            CALIFORNIA -- (CONTINUED)
 $10,000    Los Angeles, California Wastewater
              Systems Revenue, Series
              1996SGA-26, (MBIA Insured, Societe
              Generale SBPA),
              3.500% 06/01/24**##...............   $   10,000
  18,900    Los Angeles, California Wastewater
              Systems,
              3.900% 04/10/01...................       18,900
   6,060    Los Angles County, California
              Capital Asset Lease Corporation,
              2.400% 06/06/01...................        6,060
  13,000    Los Angles County, California
              Department Water and Power
              Electric Plant Revenue Refunding,
              Series 1992,
              6.375% 02/01/20**.................       13,663
  20,500    Los Angles County, California
              Department Water and Power
              Waterworks Revenue, Series
              2001B-1, (Dexia Public Finance
              SBPA),
              3.250% 07/01/35**.................       20,500
  29,000    Metropolitan Water District of
              Southern California Waterworks
              Revenue, Series 2000B-1,
              (Westdeutsche Landesbank SBPA)
              3.600% 07/01/35**.................       29,000
   3,100    Monterey County, California
              Financing Authority Revenue,
              (Reclamation and Distribution
              Projects) Series 1995, (Dexia
              Credit Local de France LOC),
              3.400% 09/01/36**.................        3,100
  15,000    Oakland-Alameda County, California
              Coliseum Authority Lease Revenue,
              3.300% 02/01/25**.................       15,000
   1,000    Oakland-Alameda County, California
              Coliseum Authority Lease Revenue,
              (Coliseum Project) Series 2000C-1,
              3.350% 02/01/25**.................        1,000
  12,000    Orange County, California Airport
              Development Revenue Refunding,
              Series 1998G-3, (FNMA Collateral
              Agreement),
              3.300% 11/15/28**.................       12,000
   1,400    Orange County, California Apartment
              Development Revenue Refunding,
              (Aliso Creek Project) Series
              1992B,
              3.350% 11/01/22**.................        1,400
  11,800    Orange County, California Apartment
              Development Revenue Refunding,
              (Bluffs Apartments Project) Series
              1999C,
              3.350% 12/01/29**.................       11,800
  31,000    Orange County, California Apartment
              Development Revenue, (Bear Brand
              Apartments Project) Series 1985Z,
              (KBC Bank N.V. LOC),
              3.400% 11/01/07**.................       31,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
 30

NATIONS RESERVES MONEY MARKET FUNDS
Nations California Tax-Exempt Reserves
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 1,600    Orange County, California Apartment
              Development Revenue, (Pointe
              Niguel Partners Project) Series
              1992C, (FHLMC Collateral
              Agreement),
              3.350% 11/01/22**.................   $    1,600
   2,670    Orange County, California Apartment
              Development Revenue, (Trabuco
              Woods Project) Series 1998J, (FNMA
              Collateral Agreement),
              3.300% 11/15/28**.................        2,670
  20,000    Orange County, California Housing
              Authority Apartment Development
              Revenue Refunding, (Oasis
              Martinique Project) Series 1998I,
              (FNMA Collateral Agreement),
              3.350% 06/15/28**.................       20,000
   1,400    Orange County, California Industrial
              Development Authority IDR,
              (Control Air Conditioning Project)
              Series 1997A, AMT,
              3.500% 05/01/22**.................        1,400
  15,000    Orange County, California Local
              Transit Authority,
              3.900% 04/10/01...................       15,000
   2,400    Orange County, California Special
              Assessment Improvement Bond,
              (Assessment District No. 88
              Project) Series 1988-1, (Societe
              Generale LOC),
              3.800% 09/02/18**.................        2,400
   5,000    Orange County, California, Special
              Financing Authority, Revenue,
              Series 1995C, (AMBAC Insured),
              3.400% 11/01/14**.................        5,000
   1,200    Paramount, California Unified School
              District Certificates of
              Participation, (School Facilities
              Bridge Funding Project) Series
              1997,
              3.500% 09/01/08**.................        1,200
   1,940    Paramount, California Unified School
              District Certificates of
              Participation, (School Facilities
              Bridge Funding Project) Series
              1997,
              3.500% 09/01/27**.................        1,940
   3,000    Rancho, California Water District
              Financing Authority Revenue,
              Series 1996, (Toronto Dominion
              Bank LOC), Mandatory Put 09/15/01,
              4.700% 08/15/21...................        3,011
   9,400    Riverside County, California
              Community Facilities District
              Special Tax Revenue Refunding,
              Series 1997, (KBC Bank N.V. LOC),
              3.450% 09/01/14**.................        9,400
   4,500    Sacramento County, California
              Housing Authority Multi-Family
              Housing Revenue, (California Place
              Apartments Project) Series 2001B,
              (FNMA Collateral Agreement),
              3.420% 02/15/31**.................        4,500

-------------------------------------------------------------
PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
            CALIFORNIA -- (CONTINUED)
 $ 5,100    Sacramento County, California Multi-
              Family Housing Revenue, Series
              1985B, (Bank One Arizona, N.A.
              LOC),
              3.350% 04/15/07**.................   $    5,100
   7,500    Sacramento County, California
              Municipal Utility District,
              2.150% 05/10/01...................        7,500
  15,000    Sacramento County, California TRAN,
              Series 2000,
              5.000% 10/04/01...................       15,079
   1,000    Sacramento County, California TRAN,
              Series 2000,
              5.250% 10/04/01...................        1,007
   1,900    San Bernardino, California Housing
              Authority Multi-Family Housing
              Revenue Refunding, (Victoria
              Terrance Project) Series 1992A,
              (Redlands Federal Bank LOC, FHLB
              LOC),
              3.500% 06/01/15**.................        1,900
  17,710    San Diego, California Housing
              Authority Multi-Family Housing
              Revenue, Series 2000,
              2.850% 04/01/26**##...............       17,710
  24,465    San Diego, California Unified School
              District TRAN, Series 2000A,
              5.250% 10/04/01...................       24,679
  15,500    San Francisco Bay Area Transit,
              2.850% 06/20/01...................       15,500
  14,300    San Francisco City and County,
              California Airport Commission
              International Airport Revenue,
              Municipal Trust Receipts, Series
              1997SGA-50, AMT, (MBIA Insured),
              3.500% 05/01/16**##...............       14,300
   8,990    San Francisco City and County,
              California Airport Commission
              International Airport Revenue,
              Series 1996,
              3.300% 05/01/21**##...............        8,990
  16,000    San Francisco City and County,
              California Financing Authority
              Corporate Lease Revenue, (Moscone
              Center Expansion Project) Series
              2000-2, (AMBAC Insured),
              3.300% 04/01/30**.................       16,000
  37,700    San Francisco City and County,
              California Redevelopment Agency
              Multi-Family Housing Revenue, (3rd
              and Mission Street Project) Series
              1999C, (Bayerische Hypotheken und
              Vereinsbank LOC),
              3.450% 07/01/34**.................       37,700
   8,025    San Francisco City and County,
              California Redevelopment Agency
              Multi-Family Housing Revenue,
              (Maria Manor Apartments) Series
              2000F, (Citibank N.A. LOC),
              3.500% 12/01/33**.................        8,025

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations California Tax-Exempt Reserves
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $16,640    San Francisco City and County,
              California Redevelopment Agency
              Multi-Family Housing Revenue,
              (Notre Dame Apartments Project)
              Series 2000G, (Citibank N.A. LOC),
              3.500% 12/01/33**.................   $   16,640
   4,000    San Francisco City and County,
              California,
              3.000% 05/29/01...................        4,000
  15,100    San Francisco, California Airport
              Subordinate,
              2.150% 05/24/01...................       15,100
   3,810    San Francisco, California Airport
              Subordinate,
              2.150% 05/25/01...................        3,810
   5,000    San Jose, California International
              Airport,
              2.800% 04/10/01...................        5,000
  12,700    San Jose, California International
              Airport,
              2.900% 06/13/01...................       12,700
  10,700    San Jose-Santa Clara, California
              Water and Sewer Financing
              Authority Revenue, Series 1995B,
              (FGIC Insured, Bank of Nova Scotia
              SBPA),
              3.350% 11/15/11**.................       10,700
   2,600    Santa Ana, California Health
              Facilities Revenue, (Town and
              Country Project) Series 1990,
              (Banque Nationale de Paris LOC),
              3.850% 10/01/20**.................        2,600
   5,900    Santa Clara County, California
              Housing Authority Multi-Family
              Housing Revenue Refunding, (Benton
              Park Century Apartments) Series
              1995A, (FNMA Collateral
              Agreement),
              3.300% 12/15/25**.................        5,900
  13,700    Simi Valley, California Community
              Development Agency Multi-Family
              Housing Revenue, Series 1985A,
              3.350% 05/01/10**.................       13,700
  25,000    South Coast, California Local
              Education Agencies TRAN, Series
              2000,
              5.000% 07/03/01...................       25,047
   1,000    Southern California Metropolitan
              Water District Waterworks Revenue,
              Series 2000B-2, (Westdeutsche
              Landesbank SBPA), 3.400%
              07/01/35**........................        1,000
  10,000    Southern California Public Power
              Authority Transmission Revenue
              Refunding, (Southern Transmission
              Project) Series 2000A, (FSA
              Insured, Westdeutsche Landesbanken
              SBPA),
              3.400% 07/01/23**.................       10,000
  15,000    Southern California Public Power
              Authority Transmission Revenue,
              (Southern Transmission Project)
              Series 1991, (AMBAC Insured,
              Barclays Bank plc LOC),
              3.350% 07/01/19**.................       15,000

-------------------------------------------------------------
PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
            CALIFORNIA -- (CONTINUED)
 $ 4,030    Southern Kern, California Unified
              School District Certificates of
              Participation, (Building Program)
              Series 1998A, (FSA Insured),
              3.500% 09/01/26**.................   $    4,030
   5,300    Tustin, California Improvement Bond
              Act of 1915, (Reassessment
              District No. 95-2 Project) Series
              1996A,
              3.600% 09/02/13**.................        5,300
  11,300    University of California Revenue,
              Series 1998PT-1057,
              3.300% 09/01/19**##...............       11,300
  27,100    Ventura County, California Public
              Financing Authority Revenue,
              2.450% 08/10/01...................       27,100
                                                   ----------
                                                    1,515,771
                                                   ----------
            GUAM -- 0.4%
   6,000    Guam Power Authority,
              2.450% 06/12/01...................        6,000
                                                   ----------
            PUERTO RICO -- 4.0%
  21,330    Puerto Rico Commonwealth
              Infrastructure Financing
              Authority, Series 2000-2,
              3.350% 10/01/32**##...............       21,330
  18,725    Puerto Rico Infrastructure Financing
              Authority,
              3.150% 10/01/34**##...............       18,725
  16,444    Puerto Rico,
              2.150% 04/23/01...................       16,444
   9,986    Puerto Rico,
              3.000% 08/23/01...................        9,986
                                                   ----------
                                                       66,485
                                                   ----------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost: $1,588,256)................    1,588,256
                                                   ----------

            TOTAL INVESTMENTS
              (Cost $1,588,256*)..........   96.8%  $1,588,256
                                                    ----------
            OTHER ASSETS AND
              LIABILITIES (NET)...........    3.2%
            Receivable for investment securities
              sold...............................   $   39,740
            Interest receivable..................       14,414
            Investment advisory fee payable......         (209)
            Administration fee payable...........          (28)
            Shareholder servicing and
              distribution fees payable..........         (554)
            Due to custodian.....................          (32)
            Distributions payable................         (667)
            Accrued Trustees' fees and
              expenses...........................          (27)
            Accrued expenses and other
              liabilities........................         (135)
                                                    ----------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)..................       52,502
                                                    ----------
            NET ASSETS....................  100.0%  $1,640,758
                                                    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 32

NATIONS RESERVES MONEY MARKET FUNDS
Nations California Tax-Exempt Reserves
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

                                                      VALUE
                                                      (000)
--------------------------------------------------------------
            NET ASSETS CONSIST OF:
            Undistributed net investment
              income.............................   $       57
            Accumulated net realized gain on
              investments sold...................           85
            Paid-in capital......................    1,640,616
                                                    ----------
            NET ASSETS...........................   $1,640,758
                                                    ==========
            NET ASSET VALUE, OFFERING AND
              REDEMPTION PRICE PER SHARE
            CAPITAL CLASS SHARES:
            ($30,109 / 30,106 shares
              outstanding).......................        $1.00
                                                         -----
                                                         -----
            INSTITUTIONAL SHARES:
            ($1,000,010 / 1,000,010 shares
              outstanding).......................        $1.00
                                                         -----
                                                         -----
            TRUST CLASS SHARES:
            ($338,801,339 / 338,794,470 shares
              outstanding).......................        $1.00
                                                         -----
                                                         -----
            ADVISER CLASS SHARES:
            ($318,737,289 / 318,692,292 shares
              outstanding).......................        $1.00
                                                         -----
                                                         -----
            INVESTOR CLASS SHARES:
            ($226,490,388 / 226,497,840 shares
              outstanding).......................        $1.00
                                                         -----
                                                         -----
            DAILY CLASS SHARES:
            ($755,635,196 / 755,600,243 shares
              outstanding).......................        $1.00
                                                         -----
                                                         -----
            INVESTOR B SHARES:
            ($64,035 / 64,030 shares
              outstanding).......................        $1.00
                                                         -----
                                                         -----

---------------

 * Aggregate cost for federal tax purposes.

 ** Variable rate demand notes. The interest rate shown reflects the rate in effect at March 31, 2001. These securities are subject to demand features of either one, seven or thirty days.

## Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

Nations California Tax-Exempt Reserves had the following industry concentrations greater than 10% at March 31, 2001 (as a percentage of net assets):

   Housing Revenue                                                        15.92%
   Water Revenue                                                          12.56%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

ABBREVIATIONS:

AMBAC            American Municipal Bond Assurance
                   Corporation
AMT              Alternative Minimum Tax
BAN              Bond Anticipation Note
BECCS            Bearer Corpora Conversion System
FFCB             Federal Farm Credit Bank
FGIC             Financial Guaranty Insurance Corporation
FGIC-TCRS        Financial Guaranty Insurance Corporation --
                   Transferable Custodial Receipts
FHLB             Federal Home Loan Bank
FHLMC            Federal Home Loan Mortgage Corporation
FNMA             Federal National Mortgage Association
FSA              Financial Security Assurance
GIC              Guaranteed Investment Contracts
GNMA             Government National Mortgage Association
GO               General Obligation
GTD STD LNS      Guaranteed Student Loan
GTY-AGMT         Guarantee Agreement
IDR              Industrial Development Revenue
LOC              Letter of Credit
MBIA             Municipal Bond Insurance Association
MTN              Medium Term Note
PCR              Pollution Control Revenue
PSF-GTD          Permanent School Fund Guarantee
RAN              Revenue Anticipation Note
SBPA             Standby Bond Purchase Agreement
SLMA             Student Loan Marketing Association
TIGR             Treasury Investor Growth Receipt
TRAN             Tax and Revenue Anticipation Note
TRIB             Treasury Inflation Index Bond

                       SEE NOTES TO FINANCIAL STATEMENTS.
 34

                      (This page intentionally left blank)

NATIONS RESERVES MONEY MARKET FUNDS
  STATEMENTS OF OPERATIONS
For the year ended March 31, 2001

                                                                     CASH                    MONEY MARKET
                                                                   RESERVES                    RESERVES
                                                                -----------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................    $    2,864,042              $      529,391
                                                                --------------              --------------
EXPENSES:
Investment advisory fee.....................................            66,488                      12,371
Administration fee..........................................            44,325                       8,247
Transfer agent fees.........................................             1,368                         249
Custodian fees..............................................             2,338                         502
Trustees' fees and expenses.................................                20                          20
Registration and filing fees................................             5,187                       1,007
Legal and audit fees........................................               218                          89
Interest expense............................................                --                          15
Printing expense............................................               939                         107
Other.......................................................               514                         136
                                                                --------------              --------------
    Subtotal................................................           121,397                      22,743
Shareholder servicing and distribution fees:
  Trust Class Shares........................................             1,963                          35
  Institutional Class Shares................................                50                          30
  Liquidity Class Shares....................................            13,147                       4,655
  Adviser Class Shares......................................            12,392                       1,556
  Investor Class Shares.....................................            26,711                         120
  Market Class Shares.......................................            13,663                       6,218
  Daily Class Shares........................................            70,633                          29
  Service Class Shares......................................             6,874                       1,541
  Investor B Shares.........................................               137                          30
  Investor C Shares.........................................                 8                          --*
                                                                --------------              --------------
    Total expenses..........................................           266,975                      36,957
Fees waived by investment advisor, administrator and/or
  distributor...............................................           (43,500)                    (10,005)
Fees reduced by credits allowed by the custodian............               (74)                        (66)
                                                                --------------              --------------
    Net expenses............................................           223,401                      26,886
                                                                --------------              --------------
NET INVESTMENT INCOME/(LOSS)................................         2,640,641                     502,505
                                                                --------------              --------------
Net realized gain/(loss) on investments.....................               179                         (12)
                                                                --------------              --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $    2,640,820              $      502,493
                                                                ==============              ==============

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 36

NATIONS RESERVES MONEY MARKET FUNDS

       TREASURY        GOVERNMENT       MUNICIPAL       CALIFORNIA TAX-
       RESERVES         RESERVES         RESERVES       EXEMPT RESERVES
------------------------------------------------------------------------
    $      472,569   $      156,364   $       63,551   $          62,948
    --------------   --------------   --------------   -----------------
            11,369            3,734            2,317               2,671
             7,579            2,489            1,545               1,780
               236               65               51                  60
               428              135               89                 104
                20               20               20                  20
               467              609               96                  29
                93               62               66                  70
                 3               43               --                  --
                75               72              253                 197
                89               --               53                  56
    --------------   --------------   --------------   -----------------
            20,359            7,229            4,490               4,987
               454              146              471                 345
                 4               16                4                  --*
             4,015            3,119              527                  --
             4,094            1,381              247               1,183
             3,474              576              197                 937
             6,548            2,008              734                  --
             5,596            1,361            3,005               4,180
             2,775              196               78                  --
                 2                4                1                  --*
                --                2               --*                 --
    --------------   --------------   --------------   -----------------
            47,321           16,038            9,754              11,632
            (8,539)          (4,845)          (1,834)             (1,418)
                (6)             (15)              --                  --
    --------------   --------------   --------------   -----------------
            38,776           11,178            7,920              10,214
    --------------   --------------   --------------   -----------------
           433,793          145,186           55,631              52,734
    --------------   --------------   --------------   -----------------
                94              114                5                 227
    --------------   --------------   --------------   -----------------
    $      433,887   $      145,300   $       55,636   $          52,961
    ==============   ==============   ==============   =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
  STATEMENTS OF CHANGES IN NET ASSETS

                                                                 CASH RESERVES                     MONEY MARKET RESERVES
                                                       -----------------------------------------------------------------------
                                                         YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                          3/31/01            3/31/00            3/31/01            3/31/00
                                                       -----------------------------------------------------------------------
(IN THOUSANDS)
Net investment income/(loss).......................    $    2,640,641     $    1,373,822     $      502,505     $      174,898
Net realized gain/(loss) on investments............               179                 --*               (12)                37
                                                       --------------     --------------     --------------     --------------
Net increase/(decrease) in net assets resulting
  from operations..................................         2,640,820          1,373,822            502,493            174,935
Distributions to shareholders from net investment
  income:
  Capital Class Shares.............................          (787,904)          (414,318)          (334,604)          (116,028)
  Institutional Class Shares.......................            (7,119)                --             (4,332)                --
  Trust Class Shares...............................          (120,416)           (76,641)            (2,106)                --*
  Liquidity Class Shares...........................           (94,937)           (87,223)           (33,375)            (7,507)
  Adviser Class Shares.............................          (297,847)          (197,413)           (37,269)            (8,010)
  Investor Class Shares............................          (452,859)          (165,797)            (1,952)                --*
  Market Class Shares..............................          (176,826)          (109,461)           (80,338)           (42,564)
  Daily Class Shares...............................          (665,980)          (308,509)              (265)              (154)
  Service Class Shares.............................           (36,085)           (14,305)            (8,122)              (609)
  Investor B Shares................................              (636)              (147)              (140)               (26)
  Investor C Shares................................               (34)                (8)                (2)                --*
Net increase/(decrease) in net assets from shares
  of beneficial interest transactions..............        20,581,223         28,501,193          3,382,151          5,195,291
                                                       --------------     --------------     --------------     --------------
Net increase/(decrease) in net assets..............        20,581,400         28,501,193          3,382,139          5,195,328
NET ASSETS:
Beginning of period................................        36,660,676          8,159,483          6,672,258          1,476,930
                                                       --------------     --------------     --------------     --------------
End of period......................................    $   57,242,076     $   36,660,676     $   10,054,397     $    6,672,258
                                                       ==============     ==============     ==============     ==============
Undistributed net investment
  income/(loss)/(distributions in excess of net
  investment income) at end of period..............    $           25     $           27     $           28     $            4
                                                       ==============     ==============     ==============     ==============

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 38

NATIONS RESERVES MONEY MARKET FUNDS

         TREASURY RESERVES                  GOVERNMENT RESERVES               MUNICIPAL RESERVES
-----------------------------------   -------------------------------   -------------------------------
      YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
       3/31/01          3/31/00          3/31/01          3/31/00          3/31/01          3/31/00
-------------------------------------------------------------------------------------------------------
    $      433,793   $      286,460   $      145,186   $       83,814   $       55,631   $       39,643
                94                2              114               (2)               5                5
    --------------   --------------   --------------   --------------   --------------   --------------
           433,887          286,462          145,300           83,812           55,636           39,648
           (83,062)         (60,453)         (32,120)         (23,268)          (7,021)          (5,572)
              (608)              --           (2,298)              --             (338)              --
           (26,997)         (25,621)          (8,678)          (5,300)         (17,950)         (14,226)
           (26,244)         (15,194)         (21,965)          (5,772)          (2,369)          (3,373)
           (94,314)         (69,878)         (32,013)         (19,122)          (3,604)          (2,695)
           (56,909)         (17,605)          (9,210)          (6,724)          (2,012)          (2,088)
           (81,182)         (64,280)         (25,362)         (17,190)          (5,638)          (4,309)
           (50,590)         (28,194)         (12,508)          (6,296)         (16,473)          (7,370)
           (13,878)          (5,233)          (1,004)            (135)            (223)             (10)
                (9)              (2)             (17)              (2)              (3)              --*
                --               --              (11)              (5)              --*              --
         1,372,723        3,333,918        2,311,982        1,076,543           95,282        1,105,502
    --------------   --------------   --------------   --------------   --------------   --------------
         1,372,817        3,333,920        2,312,096        1,076,541           95,287        1,105,507
         6,535,833        3,201,913        1,788,489          711,948        1,510,602          405,095
    --------------   --------------   --------------   --------------   --------------   --------------
    $    7,908,650   $    6,535,833   $    4,100,585   $    1,788,489   $    1,605,889   $    1,510,602
    ==============   ==============   ==============   ==============   ==============   ==============
    $           --   $           --   $           --   $           --*  $           --   $           --
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                           CALIFORNIA TAX-EXEMPT RESERVES
                                                                ----------------------------------------------------
                                                                  YEAR ENDED        PERIOD ENDED       PERIOD ENDED
                                                                   3/31/01            3/31/00           5/14/99(a)
                                                                ----------------------------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................    $       52,734     $       38,116     $        7,788
Net realized gain/(loss) on investments.....................               227                (83)                --
                                                                --------------     --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations................................................            52,961             38,033              7,788
Distributions to shareholders from net investment income:
  Capital Class Shares......................................                (1)                --                 --
  Institutional Class Shares................................                --*                --                 --
  Trust Class Shares........................................           (11,192)            (8,899)                --
  Liquidity Class Shares....................................                --                 --                 --
  Adviser Class Shares......................................           (14,676)            (8,424)            (3,459)
  Investor Class Shares.....................................            (7,990)            (7,183)            (2,671)
  Market Class Shares.......................................                --                 --                 --
  Daily Class Shares........................................           (18,878)           (13,611)            (1,658)
  Service Class Shares......................................                --                 --                 --
  Investor B Shares.........................................                --*                --                 --
  Investor C Shares.........................................                --                 --                 --
Net increase/(decrease) in net assets from shares of
  beneficial interest transactions..........................           (98,352)           266,711           (112,293)
                                                                --------------     --------------     --------------
Net increase/(decrease) in net assets.......................           (98,128)           266,627           (112,293)
NET ASSETS:
Beginning of period.........................................         1,738,886          1,472,259          1,584,552
                                                                --------------     --------------     --------------
End of period...............................................    $    1,640,758     $    1,738,886     $    1,472,259
                                                                ==============     ==============     ==============
Undistributed net investment income/(loss)/(distributions in
  excess of net investment income) at end of period.........    $           57     $           60     $           61
                                                                ==============     ==============     ==============

---------------

 *  Amount represents less than $500.

(a) Represents financial information from March 1, 1999 for the Pacific Horizon California Tax-Exempt Money Market Fund, which was reorganized into California Tax-Exempt Reserves on May 21, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 40

NATIONS FUNDS
  STATEMENT OF CASH FLOWS
For the year ended March 31, 2001

                                                                       TREASURY RESERVES
                                                                             (000)
                                                                  ---------------------------
Cash flows from operating and investing activities:
  Investment income received................................      $    462,358
  Payment of operating expenses.............................           (65,981)
  Net increase from reverse repurchase agreements
    outstanding.............................................           189,549
  Net purchases of short-term investments...................        (1,524,221)
                                                                  ------------
Cash used by operating and investing activities.............                      $  (938,295)
Cash flows from financing activities:
  Proceeds from Fund shares sold............................        89,161,299
  Payment for shares redeemed...............................       (87,991,618)
  Distributions paid*.......................................          (231,386)
                                                                  ------------
Cash provided by financing activities.......................                          938,295
                                                                                  -----------
  Increase in cash..........................................                               --
  Cash at beginning of year.................................                               --
                                                                                  -----------
  Cash at end of year.......................................                      $        --
                                                                                  ===========
RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS
  TO CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES:
Net increase in net assets resulting from operations........                      $   433,887
  Increase in investments...................................      $ (1,541,725)
  Increase in payable for reverse repurchase agreement
    transactions............................................           189,549
  Decrease in interest and dividends receivable.............             7,199
  Decrease in accrued expenses and other payables...........           (27,205)
                                                                  ------------
                                                                                   (1,372,182)
                                                                                  -----------
Cash used by operating and investing activities.............                      $  (938,295)
                                                                                  ===========

---------------

* Non-cash activities include reinvestment of dividends of $217,909.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
  SCHEDULES OF CAPITAL STOCK ACTIVITY*

                                                                       CASH RESERVES
                                                              --------------------------------
                                                                YEAR ENDED        YEAR ENDED
                                                              MARCH 31, 2001    MARCH 31, 2000
                                                              --------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
 Sold.......................................................  $ 224,817,118     $ 122,820,854
 Issued in exchange for Horizon Shares of Pacific Horizon
   Prime Fund (Note 8)......................................             --         3,443,782
 Issued as reinvestment of dividends........................        432,286           213,947
 Redeemed...................................................   (213,854,542)     (122,215,403)
                                                              -------------     -------------
 Net increase/(decrease)....................................  $  11,394,862     $   4,263,180
                                                              =============     =============
INSTITUTIONAL CLASS SHARES:+
 Sold.......................................................  $   3,302,294     $          --
 Issued as reinvestment of dividends........................          3,832                --
 Redeemed...................................................     (2,655,011)               --
                                                              -------------     -------------
 Net increase/(decrease)....................................  $     651,115     $          --
                                                              =============     =============
TRUST CLASS SHARES:+
 Sold.......................................................  $   4,283,411     $   6,430,202
 Issued as reinvestment of dividends........................             --                39
 Redeemed...................................................     (3,326,358)       (4,711,099)
                                                              -------------     -------------
 Net increase/(decrease)....................................  $     957,053     $   1,719,142
                                                              =============     =============
LIQUIDITY CLASS SHARES:
 Sold.......................................................  $  19,973,701     $  15,520,344
 Issued as reinvestment of dividends........................         60,897            52,021
 Redeemed...................................................    (19,954,688)      (15,598,778)
                                                              -------------     -------------
 Net increase/(decrease)....................................  $      79,910     $     (26,413)
                                                              =============     =============
ADVISER CLASS SHARES:
 Sold.......................................................  $  73,152,129     $  57,106,751
 Issued in exchange for Horizon Service Shares of Pacific
   Horizon Prime Fund (Note 8)..............................             --         3,971,137
 Issued as reinvestment of dividends........................        212,506           150,094
 Redeemed...................................................    (72,205,837)      (57,317,806)
                                                              -------------     -------------
 Net increase/(decrease)....................................  $   1,158,798     $   3,910,176
                                                              =============     =============
INVESTOR CLASS SHARES:+
 Sold.......................................................  $   8,913,169     $  15,821,010
 Issued in exchange for Pacific Horizon Shares of Pacific
   Horizon Prime Fund (Note 8)..............................             --         2,543,535
 Issued as reinvestment of dividends........................        441,418           155,909
 Redeemed...................................................     (8,836,908)      (11,452,337)
                                                              -------------     -------------
 Net increase/(decrease)....................................  $     517,679     $   7,068,117
                                                              =============     =============
MARKET CLASS SHARES:
 Sold.......................................................  $   7,564,823     $   4,232,500
 Issued as reinvestment of dividends........................            723                --
 Redeemed...................................................     (7,001,677)       (2,940,000)
                                                              -------------     -------------
 Net increase/(decrease)....................................  $     563,869     $   1,292,500
                                                              =============     =============
DAILY CLASS SHARES:+
 Sold.......................................................  $  92,735,162     $  63,799,324
 Issued in exchange for S Shares of Pacific Horizon Prime
   Fund (Note 8)............................................             --         1,587,435
 Issued in exchange for X Shares of Pacific Horizon Prime
   Fund (Note 8)............................................             --         2,180,033
 Issued as reinvestment of dividends........................        647,774           300,855
 Redeemed...................................................    (88,546,095)      (58,114,647)
                                                              -------------     -------------
 Net increase/(decrease)....................................  $   4,836,841     $   9,753,000
                                                              =============     =============
SERVICE CLASS SHARES:+
 Sold.......................................................  $  12,714,469     $   7,517,812
 Issued in exchange for Y Shares of Pacific Horizon Prime
   Fund (Note 8)............................................             --           237,185
 Issued as reinvestment of dividends........................         19,635             7,920
 Redeemed...................................................    (12,332,913)       (7,250,599)
                                                              -------------     -------------
 Net increase/(decrease)....................................  $     401,191     $     512,318
                                                              =============     =============
INVESTOR B SHARES:+
 Sold.......................................................  $      35,425     $      17,877
 Issued as reinvestment of dividends........................            570               128
 Redeemed...................................................        (17,462)           (9,177)
                                                              -------------     -------------
 Net increase/(decrease)....................................  $      18,533     $       8,828
                                                              =============     =============
INVESTOR C SHARES:+
 Sold.......................................................  $       7,715     $       1,398
 Issued as reinvestment of dividends........................             24                 6
 Redeemed...................................................         (6,367)           (1,059)
                                                              -------------     -------------
 Net increase/(decrease)....................................  $       1,372     $         345
                                                              =============     =============
 Total net increase/(decrease)..............................  $  20,581,223     $  28,501,193
                                                              =============     =============

---------------
* Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

+ Cash Reserves Institutional Class, Trust Class, Investor Class, Daily Class,
  Service Class, Investor B and Investor C Shares commenced operations on November 30, 2000, May 17, 1999, April 12, 1999, April 12, 1999, April 28,
  1999, October 4, 1999 and October 5, 1999, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                    MONEY MARKET RESERVES
                                                              ----------------------------------
                                                                YEAR ENDED         YEAR ENDED
                                                              MARCH 31, 2001     MARCH 31, 2000
                                                              ----------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
 Sold.......................................................   $ 69,865,549       $ 47,793,102
 Issued as reinvestment of dividends........................        217,545             80,886
 Redeemed...................................................    (68,044,184)       (44,405,146)
                                                               ------------       ------------
 Net increase/(decrease)....................................   $  2,038,910       $  3,468,842
                                                               ============       ============
INSTITUTIONAL CLASS SHARES:+
 Sold.......................................................   $  1,895,717       $         --
 Issued as reinvestment of dividends........................          2,531                 --
 Redeemed...................................................     (1,323,280)                --
                                                               ------------       ------------
 Net increase/(decrease)....................................   $    574,968       $         --
                                                               ============       ============
TRUST CLASS SHARES:+
 Sold.......................................................   $    483,126       $         38
 Issued as reinvestment of dividends........................             --                 --
 Redeemed...................................................       (415,743)                --
                                                               ------------       ------------
 Net increase/(decrease)....................................   $     67,383       $         38
                                                               ============       ============
LIQUIDITY CLASS SHARES:
 Sold.......................................................   $  6,067,482       $  2,774,560
 Issued as reinvestment of dividends........................         29,147              6,835
 Redeemed...................................................     (5,957,552)        (1,836,319)
                                                               ------------       ------------
 Net increase/(decrease)....................................   $    139,077       $    945,076
                                                               ============       ============
ADVISER CLASS SHARES:
 Sold.......................................................   $  6,130,144       $  2,686,635
 Issued as reinvestment of dividends........................         33,199              6,832
 Redeemed...................................................     (6,094,892)        (2,146,117)
                                                               ------------       ------------
 Net increase/(decrease)....................................   $     68,451       $    547,350
                                                               ============       ============
INVESTOR CLASS SHARES:+
 Sold.......................................................   $    129,285       $          1
 Issued as reinvestment of dividends........................             76                 --
 Redeemed...................................................        (38,983)                --
                                                               ------------       ------------
 Net increase/(decrease)....................................   $     90,378       $          1
                                                               ============       ============
MARKET CLASS SHARES:
 Sold.......................................................   $  3,301,063       $  1,714,300
 Issued as reinvestment of dividends........................             --                 --
 Redeemed...................................................     (3,029,063)        (1,567,300)
                                                               ------------       ------------
 Net increase/(decrease)....................................   $    272,000       $    147,000
                                                               ============       ============
DAILY CLASS SHARES:
 Sold.......................................................   $     17,017       $     15,330
 Issued as reinvestment of dividends........................            264                152
 Redeemed...................................................        (14,245)           (10,957)
                                                               ------------       ------------
 Net increase/(decrease)....................................   $      3,036       $      4,525
                                                               ============       ============
SERVICE CLASS SHARES:+
 Sold.......................................................   $  1,136,946       $    144,210
 Issued as reinvestment of dividends........................             --                 --
 Redeemed...................................................     (1,014,286)           (63,710)
                                                               ------------       ------------
 Net increase/(decrease)....................................   $    122,660       $     80,500
                                                               ============       ============
INVESTOR B SHARES:+
 Sold.......................................................   $      9,053       $      3,658
 Issued as reinvestment of dividends........................            121                 24
 Redeemed...................................................         (4,207)            (1,742)
                                                               ------------       ------------
 Net increase/(decrease)....................................   $      4,967       $      1,940
                                                               ============       ============
INVESTOR C SHARES:+
 Sold.......................................................   $      1,102       $        515
 Issued as reinvestment of dividends........................              1                 --
 Redeemed...................................................           (782)              (496)
                                                               ------------       ------------
 Net increase/(decrease)....................................   $        321       $         19
                                                               ============       ============
 Total net increase/(decrease)..............................   $  3,382,151       $  5,195,291
                                                               ============       ============

---------------

* Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

+ Money Market Reserves Institutional Class, Trust Class, Investor Class, Daily
  Class, Service Class, Investor B and Investor C Shares commenced operations on November 17, 2000, March 22, 2000, March 3, 2000, July 21, 1999, May 18, 1999,
  October 5, 1999 and January 6, 2000, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                      TREASURY RESERVES
                                                              ---------------------------------
                                                                YEAR ENDED        YEAR ENDED
                                                              MARCH 31, 2001    MARCH 31, 2000
                                                                -----------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
 Sold.......................................................   $ 14,347,176      $  9,167,835
 Issued in exchange for Horizon Shares of Pacific Horizon
   Treasury Fund (Note 8)...................................             --           513,598
 Issued as reinvestment of dividends........................         52,817            40,314
 Redeemed...................................................    (13,526,386)      (10,077,751)
                                                               ------------      ------------
 Net increase/(decrease)....................................   $    873,607      $   (356,004)
                                                               ============      ============
INSTITUTIONAL CLASS SHARES:+
 Sold.......................................................   $    149,929      $         --
 Issued as reinvestment of dividends........................            444                --
 Redeemed...................................................       (120,801)               --
                                                               ------------      ------------
 Net increase/(decrease)....................................   $     29,572      $         --
                                                               ============      ============
TRUST CLASS SHARES:+
 Sold.......................................................   $  2,934,101      $  3,540,751
 Issued as reinvestment of dividends........................             --                --
 Redeemed...................................................     (3,124,592)       (3,034,413)
                                                               ------------      ------------
 Net increase/(decrease)....................................   $   (190,491)     $    506,338
                                                               ============      ============
LIQUIDITY CLASS SHARES:
 Sold.......................................................   $  3,539,636      $  2,222,465
 Issued as reinvestment of dividends........................         16,337             8,575
 Redeemed...................................................     (3,571,889)       (2,170,666)
                                                               ------------      ------------
 Net increase/(decrease)....................................   $    (15,916)     $     60,374
                                                               ============      ============
ADVISER CLASS SHARES:
 Sold.......................................................   $ 31,384,727      $ 25,468,043
 Issued in exchange for Horizon Service Shares of Pacific
   Horizon Treasury Fund (Note 8)...........................             --         1,727,418
 Issued as reinvestment of dividends........................         59,423            50,763
 Redeemed...................................................    (30,986,538)      (26,130,165)
                                                               ------------      ------------
 Net increase/(decrease)....................................   $    457,612      $  1,116,059
                                                               ============      ============
INVESTOR CLASS SHARES:+
 Sold.......................................................   $  2,687,355      $  2,089,505
 Issued in exchange for Pacific Horizon Shares of Pacific
   Horizon Treasury Fund (Note 8)...........................             --           293,535
 Issued as reinvestment of dividends........................         39,011            12,983
 Redeemed...................................................     (2,599,436)       (1,822,762)
                                                               ------------      ------------
 Net increase/(decrease)....................................   $    126,930      $    573,261
                                                               ============      ============
MARKET CLASS SHARES:
 Sold.......................................................   $  3,861,000      $  2,703,000
 Issued as reinvestment of dividends........................             --                --
 Redeemed...................................................     (4,003,000)       (2,361,000)
                                                               ------------      ------------
 Net increase/(decrease)....................................   $   (142,000)     $    342,000
                                                               ============      ============
DAILY CLASS SHARES:+
 Sold.......................................................   $ 24,898,080      $ 17,039,452
 Issued in exchange for X Shares of Pacific Horizon Treasury
   Fund (Note 8)............................................             --           503,310
 Issued as reinvestment of dividends........................         44,119            26,680
 Redeemed...................................................    (24,808,149)      (16,721,667)
                                                               ------------      ------------
 Net increase/(decrease)....................................   $    134,050      $    847,775
                                                               ============      ============
SERVICE CLASS SHARES:+
 Sold.......................................................   $  5,344,186      $  2,616,632
 Issued in exchange for Y Shares of Pacific Horizon Treasury
   Fund (Note 8)............................................             --           106,210
 Issued as reinvestment of dividends........................          5,749             2,668
 Redeemed...................................................     (5,250,733)       (2,481,475)
                                                               ------------      ------------
 Net increase/(decrease)....................................   $     99,202      $    244,035
                                                               ============      ============
INVESTOR B SHARES:+
 Sold.......................................................   $        242      $         78
 Issued as reinvestment of dividends........................              9                 2
 Redeemed...................................................            (94)               --
                                                               ------------      ------------
 Net increase/(decrease)....................................   $        157      $         80
                                                               ============      ============
 Total net increase/(decrease)..............................   $  1,372,723      $  3,333,918
                                                               ============      ============

---------------

* Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

+ Treasury Reserves Institutional Class, Trust Class, Investor Class, Daily
  Class, Service Class and Investor B Shares commenced operations on November 21, 2000, May 17, 1999, April 12, 1999, April 12, 1999, May 17, 1999 and
  October 15, 1999, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                    GOVERNMENT RESERVES
                                                              -------------------------------
                                                                YEAR ENDED       YEAR ENDED
                                                              MARCH 31, 2001   MARCH 31, 2000
                                                              -------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
 Sold.......................................................   $ 4,361,085      $ 2,727,353
 Issued in exchange for Horizon Shares of: (Note 8) Pacific
   Horizon Government Fund..................................            --          143,953
   Pacific Horizon Treasury Only Fund.......................            --           22,370
 Issued as reinvestment of dividends........................        27,059           18,463
 Redeemed...................................................    (3,917,369)      (2,760,363)
                                                               -----------      -----------
 Net increase/(decrease)....................................   $   470,775      $   151,776
                                                               ===========      ===========
INSTITUTIONAL CLASS SHARES:+
 Sold.......................................................   $   581,244      $        --
 Issued as reinvestment of dividends........................         1,402               --
 Redeemed...................................................      (322,560)              --
                                                               -----------      -----------
 Net increase/(decrease)....................................   $   260,086      $        --
                                                               ===========      ===========
TRUST CLASS SHARES:+
 Sold.......................................................   $   549,603      $   638,160
 Issued as reinvestment of dividends........................            --               --
 Redeemed...................................................      (452,348)        (512,656)
                                                               -----------      -----------
 Net increase/(decrease)....................................   $    97,255      $   125,504
                                                               ===========      ===========
LIQUIDITY CLASS SHARES:
 Sold.......................................................   $ 2,519,862      $ 1,203,931
 Issued as reinvestment of dividends........................        19,496            4,795
 Redeemed...................................................    (2,211,622)      (1,127,949)
                                                               -----------      -----------
 Net increase/(decrease)....................................   $   327,736      $    80,777
                                                               ===========      ===========
ADVISER CLASS SHARES:
 Sold.......................................................   $ 3,041,986      $ 1,869,514
 Issued in exchange for Horizon Service Shares of: (Note 8)
   Pacific Horizon Government Fund..........................            --          182,672
   Pacific Horizon Treasury Only Fund.......................            --          277,586
 Issued as reinvestment of dividends........................        30,143           18,700
 Redeemed...................................................    (2,358,503)      (1,960,102)
                                                               -----------      -----------
 Net increase/(decrease)....................................   $   713,626      $   388,370
                                                               ===========      ===========
INVESTOR CLASS SHARES:+
 Sold.......................................................   $   907,893      $   642,355
 Issued in exchange for Pacific Horizon Shares of: (Note 8)
   Pacific Horizon Government Fund..........................            --          145,185
   Pacific Horizon Treasury Only Fund.......................            --          123,908
 Issued as reinvestment of dividends........................         8,719            5,984
 Redeemed...................................................      (696,801)        (805,691)
                                                               -----------      -----------
 Net increase/(decrease)....................................   $   219,811      $   111,741
                                                               ===========      ===========
MARKET CLASS SHARES:
 Sold.......................................................   $ 1,421,000      $   806,000
 Issued as reinvestment of dividends........................            --               --
 Redeemed...................................................    (1,303,000)        (770,000)
                                                               -----------      -----------
 Net increase/(decrease)....................................   $   118,000      $    36,000
                                                               ===========      ===========
DAILY CLASS SHARES:+
 Sold.......................................................   $   783,695      $   682,291
 Issued as reinvestment of dividends........................        12,508            6,296
 Redeemed...................................................      (707,806)        (517,066)
                                                               -----------      -----------
 Net increase/(decrease)....................................   $    88,397      $   171,521
                                                               ===========      ===========
SERVICE CLASS SHARES:+
 Sold.......................................................   $   129,689      $    26,700
 Issued as reinvestment of dividends........................            --               --
 Redeemed...................................................      (113,689)         (16,700)
                                                               -----------      -----------
 Net increase/(decrease)....................................   $    16,000      $    10,000
                                                               ===========      ===========
INVESTOR B SHARES:+
 Sold.......................................................   $     1,561      $       196
 Issued as reinvestment of dividends........................            14                2
 Redeemed...................................................          (693)             (90)
                                                               -----------      -----------
 Net increase/(decrease)....................................   $       882      $       108
                                                               ===========      ===========
INVESTOR C SHARES:+
 Sold.......................................................   $       206      $       817
 Issued as reinvestment of dividends........................             3                4
 Redeemed...................................................          (795)             (75)
                                                               -----------      -----------
 Net increase/(decrease)....................................   $      (586)     $       746
                                                               ===========      ===========
 Total net increase/(decrease)..............................   $ 2,311,982      $ 1,076,543
                                                               ===========      ===========

---------------

 * Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

+ Government Reserves Institutional Class, Trust Class, Investor Class, Daily
  Class, Service Class, Investor B and Investor C Shares commenced operations on November 21, 2000, May 17, 1999, April 12, 1999, April 12, 1999, June 8, 1999,
  November 2, 1999 and December 21, 1999, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                     MUNICIPAL RESERVES
                                                              --------------------------------
                                                                YEAR ENDED        YEAR ENDED
                                                              MARCH 31, 2001    MARCH 31, 2000
                                                              --------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
 Sold.......................................................   $ 2,016,784       $ 1,263,836
 Issued in exchange for Horizon Shares of Pacific Horizon
   Tax Exempt Fund (Note 8).................................            --           328,296
 Issued as reinvestment of dividends........................         2,217             1,494
 Redeemed...................................................    (2,046,447)       (1,555,201)
                                                               -----------       -----------
 Net increase/(decrease)....................................   $   (27,446)      $    38,425
                                                               ===========       ===========
INSTITUTIONAL CLASS SHARES:+
 Sold.......................................................   $    75,300       $        --
 Issued as reinvestment of dividends........................           310                --
 Redeemed...................................................       (59,494)               --
                                                               -----------       -----------
 Net increase/(decrease)....................................   $    16,116       $        --
                                                               ===========       ===========
TRUST CLASS SHARES:+
 Sold.......................................................   $   818,929       $ 1,809,173
 Issued as reinvestment of dividends........................            --                --
 Redeemed...................................................      (857,572)       (1,282,344)
                                                               -----------       -----------
 Net increase/(decrease)....................................   $   (38,643)      $   526,829
                                                               ===========       ===========
LIQUIDITY CLASS SHARES:
 Sold.......................................................   $   435,368       $   461,685
 Issued as reinvestment of dividends........................         2,310             3,275
 Redeemed...................................................      (491,159)         (444,304)
                                                               -----------       -----------
 Net increase/(decrease)....................................   $   (53,481)      $    20,656
                                                               ===========       ===========
ADVISER CLASS SHARES:
 Sold.......................................................   $   381,155       $   385,433
 Issued in exchange for Horizon Service Shares of Pacific
   Horizon Tax Exempt Fund (Note 8).........................            --           217,928
 Issued as reinvestment of dividends........................         3,502             2,609
 Redeemed...................................................      (332,362)         (583,893)
                                                               -----------       -----------
 Net increase/(decrease)....................................   $    52,295       $    22,077
                                                               ===========       ===========
INVESTOR CLASS SHARES:+
 Sold.......................................................   $    91,839       $   319,498
 Issued in exchange for Pacific Horizon Shares of Pacific
   Horizon Tax Exempt Fund (Note 8).........................            --           150,443
 Issued as reinvestment of dividends........................         2,006             2,042
 Redeemed...................................................      (101,608)         (407,201)
                                                               -----------       -----------
 Net increase/(decrease)....................................   $    (7,763)      $    64,782
                                                               ===========       ===========
MARKET CLASS SHARES:
 Sold.......................................................   $   752,000       $   528,500
 Issued as reinvestment of dividends........................            --                --
 Redeemed...................................................      (732,000)         (526,500)
                                                               -----------       -----------
 Net increase/(decrease)....................................   $    20,000       $     2,000
                                                               ===========       ===========
DAILY CLASS SHARES:+
 Sold.......................................................   $   834,130       $   760,267
 Issued in exchange for S Shares of Pacific Horizon Tax
   Exempt Fund (Note 8).....................................            --            57,381
 Issued as reinvestment of dividends........................        16,474             7,359
 Redeemed...................................................      (725,373)         (395,365)
                                                               -----------       -----------
 Net increase/(decrease)....................................   $   125,231       $   429,642
                                                               ===========       ===========
SERVICE CLASS SHARES:+
 Sold.......................................................   $    37,600       $     3,000
 Issued as reinvestment of dividends........................            --                --
 Redeemed...................................................       (28,600)           (2,000)
                                                               -----------       -----------
 Net increase/(decrease)....................................   $     9,000       $     1,000
                                                               ===========       ===========
INVESTOR B SHARES:+
 Sold.......................................................   $        23       $       100
 Issued as reinvestment of dividends........................             2                --
 Redeemed...................................................           (52)               (9)
                                                               -----------       -----------
 Net increase/(decrease)....................................   $       (27)      $        91
                                                               ===========       ===========
 Total net increase/(decrease)..............................   $    95,282       $ 1,105,502
                                                               ===========       ===========

---------------

 * Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

+ Municipal Reserves Institutional Class, Trust Class, Investor Class, Daily
  Class, Service Class and Investor B Shares commenced operations on November 21, 2000, May 17, 1999, April 12, 1999, April 12, 1999, January 21, 2000 and
  December 27, 1999, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                         CALIFORNIA TAX-EXEMPT RESERVES
                                                              ----------------------------------------------------
                                                                YEAR ENDED        MARCH 31,         PERIOD ENDED
                                                              MARCH 31, 2001         2000         MAY 14, 1999(a)
                                                              ----------------------------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:+
  Sold......................................................   $    11,030       $        --         $      --
  Issued as reinvestment of dividends.......................            --                --                --
  Redeemed..................................................       (11,000)               --                --
                                                               -----------       -----------         ---------
  Net increase/(decrease)...................................   $        30       $        --         $      --
                                                               ===========       ===========         =========
INSTITUTIONAL CLASS SHARES:+
  Sold......................................................   $     1,000       $        --         $      --
  Issued as reinvestment of dividends.......................            --                --                --
  Redeemed..................................................            --                --                --
                                                               -----------       -----------         ---------
  Net increase/(decrease)...................................   $     1,000       $        --         $      --
                                                               ===========       ===========         =========
TRUST CLASS SHARES:+
  Sold......................................................   $   615,182       $ 1,050,171         $      --
  Issued as reinvestment of dividends.......................            --                --                --
  Redeemed..................................................      (671,243)         (655,315)               --
                                                               -----------       -----------         ---------
  Net increase/(decrease)...................................   $   (56,061)      $   394,856         $      --
                                                               ===========       ===========         =========
ADVISER CLASS SHARES:
  Sold......................................................   $ 1,190,750       $ 1,308,639         $ 360,557
  Issued as reinvestment of dividends.......................        14,460             8,051             1,134
  Redeemed..................................................    (1,246,894)       (1,592,374)         (434,617)
                                                               -----------       -----------         ---------
  Net increase/(decrease)...................................   $   (41,684)      $  (275,684)        $ (72,926)
                                                               ===========       ===========         =========
INVESTOR CLASS SHARES:
  Sold......................................................   $   633,106       $   962,357         $ 484,932
  Issued as reinvestment of dividends.......................         7,989             8,632             2,092
  Redeemed..................................................      (698,674)       (1,189,554)         (523,636)
                                                               -----------       -----------         ---------
  Net increase/(decrease)...................................   $   (57,579)      $  (218,565)        $ (36,612)
                                                               ===========       ===========         =========
DAILY CLASS SHARES:
  Sold......................................................   $ 1,070,113       $ 1,791,638         $ 160,950
  Issued as reinvestment of dividends.......................        18,876            11,724             1,318
  Redeemed..................................................    (1,033,111)       (1,437,258)         (165,023)
                                                               -----------       -----------         ---------
  Net increase/(decrease)...................................   $    55,878       $   366,104         $  (2,755)
                                                               ===========       ===========         =========
INVESTOR B SHARES:+
  Sold......................................................   $        64       $        --         $      --
  Issued as reinvestment of dividends.......................            --                --                --
  Redeemed..................................................            --                --                --
                                                               -----------       -----------         ---------
  Net increase/(decrease)...................................   $        64       $        --         $      --
                                                               ===========       ===========         =========
  Total net increase/(decrease).............................   $   (98,352)      $   266,711         $(112,293)
                                                               ===========       ===========         =========

---------------

 * Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

 + California Tax Exempt Reserves Capital Class, Institutional Class, Trust Class and Investor B Shares commenced operations on October 3, 2000, March 28, 2001, May 24, 1999 and December 29, 2000, respectively.

(a) Represents financial information from March 1, 1999 for the Pacific Horizon California Tax-Exempt Money Market Fund, which was reorganized into California Tax-Exempt Reserves on May 21, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
  FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period.

                                                                NET ASSET                               DIVIDENDS
                                                                  VALUE                NET               FROM NET
                                                                BEGINNING          INVESTMENT           INVESTMENT
                                                                OF PERIOD         INCOME/(LOSS)           INCOME
                                                                --------------------------------------------------
CASH RESERVES
CAPITAL CLASS SHARES
Year ended 3/31/2001........................................      $1.00              $0.0628             $(0.0628)
Year ended 3/31/2000........................................       1.00               0.0532              (0.0532)
Period ended 3/31/1999*.....................................       1.00               0.0484              (0.0484)
Year ended 4/30/1998........................................       1.00               0.0554              (0.0554)
Year ended 4/30/1997........................................       1.00               0.0531              (0.0531)
Year ended 4/30/1996........................................       1.00               0.0570              (0.0570)
INSTITUTIONAL CLASS SHARES
Period ended 3/31/2001**....................................      $1.00              $0.0192             $(0.0192)
TRUST CLASS SHARES
Year ended 3/31/2001........................................      $1.00              $0.0618             $(0.0618)
Period ended 3/31/2000**....................................       1.00               0.0463              (0.0463)
LIQUIDITY CLASS SHARES
Year ended 3/31/2001........................................      $1.00              $0.0613             $(0.0613)
Year ended 3/31/2000........................................       1.00               0.0517              (0.0517)
Period ended 3/31/1999*.....................................       1.00               0.0470              (0.0470)
Year ended 4/30/1998........................................       1.00               0.0539              (0.0539)
Year ended 4/30/1997........................................       1.00               0.0516              (0.0516)
Year ended 4/30/1996........................................       1.00               0.0555              (0.0555)
ADVISER CLASS SHARES
Year ended 3/31/2001........................................      $1.00              $0.0603             $(0.0603)
Year ended 3/31/2000........................................       1.00               0.0507              (0.0507)
Period ended 3/31/1999*.....................................       1.00               0.0461              (0.0461)
Year ended 4/30/1998........................................       1.00               0.0529              (0.0529)
Year ended 4/30/1997........................................       1.00               0.0506              (0.0506)
Year ended 4/30/1996........................................       1.00               0.0545              (0.0545)
INVESTOR CLASS SHARES
Year ended 3/31/2001........................................      $1.00              $0.0593             $(0.0593)
Period ended 3/31/2000**....................................       1.00               0.0484              (0.0484)
MARKET CLASS SHARES
Year ended 3/31/2001........................................      $1.00              $0.0583             $(0.0583)
Year ended 3/31/2000........................................       1.00               0.0487              (0.0487)
Period ended 3/31/1999*.....................................       1.00               0.0447              (0.0447)
Year ended 4/30/1998........................................       1.00               0.0519              (0.0519)
Period ended 4/30/1997**....................................       1.00               0.0493              (0.0493)
DAILY CLASS SHARES
Year ended 3/31/2001........................................      $1.00              $0.0568             $(0.0568)
Period ended 3/31/2000**....................................       1.00               0.0459              (0.0459)
SERVICE CLASS SHARES
Year ended 3/31/2001........................................      $1.00              $0.0528             $(0.0528)
Period ended 3/31/2000**....................................       1.00               0.0404              (0.0404)
INVESTOR B SHARES
Year ended 3/31/2001........................................      $1.00              $0.0518             $(0.0518)
Period ended 3/31/2000**....................................       1.00               0.0225              (0.0225)
INVESTOR C SHARES
Year ended 3/31/2001........................................      $1.00              $0.0518             $(0.0518)
Period ended 3/31/2000**....................................       1.00               0.0223              (0.0223)

---------------
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
  * Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.
 ** Cash Reserves Institutional Class, Trust Class, Investor Class, Market
    Class, Daily Class, Service Class, Investor B and Investor C Shares commenced operations on November 30, 2000, May 17, 1999, April 12, 1999, May 3, 1996, April 12, 1999, April 28, 1999, October 4, 1999 and October 5,
    1999, respectively.
 (a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 48

NATIONS RESERVES MONEY MARKET FUNDS

                                                                         WITHOUT WAIVERS
                                                                         AND/OR EXPENSE
                                                                         REIMBURSEMENTS
                                                                         ---------------
                                          RATIO OF         RATIO OF         RATIO OF
                           NET ASSETS     OPERATING     NET INVESTMENT      OPERATING
  NET ASSET                  END OF      EXPENSES TO    INCOME (LOSS)      EXPENSES TO
    VALUE        TOTAL       PERIOD      AVERAGE NET      TO AVERAGE         AVERAGE
END OF PERIOD   RETURN++      (000)        ASSETS         NET ASSETS       NET ASSETS
----------------------------------------------------------------------------------------
    $1.00         6.46%    $20,037,526      0.20%(a)         6.22%            0.27%(a)
     1.00         5.46       8,642,609      0.20(a)(b)       5.37             0.29(a)
     1.00         4.95       4,379,430      0.20+(a)         5.24+            0.43+(a)
     1.00         5.70       3,051,559      0.20(b)          5.54             0.44
     1.00         5.44       1,684,233      0.20             5.32             0.45
     1.00         5.84         607,643      0.20             5.53             0.51
    $1.00         1.90%    $   651,116      0.24%+(a)        6.18%+           0.31%+(a)
    $1.00         6.36%    $ 2,676,204      0.30%(a)         6.12%            0.37%(a)
     1.00         4.72       1,719,142      0.30+(a)(b)      5.27+            0.39+(a)
    $1.00         6.30%    $ 1,476,883      0.35%(a)         6.07%            1.12%(a)
     1.00         5.30       1,396,969      0.35(a)(b)       5.22             1.14(a)
     1.00         4.80       1,423,382      0.35+(a)         5.09+            1.28+(a)
     1.00         5.53       1,107,869      0.35(b)          5.39             1.29
     1.00         5.28         419,851      0.35             5.17             0.60
     1.00         5.70          35,477      0.35             5.38             0.66
    $1.00         6.20%    $ 5,939,163      0.45%(a)         5.97%            0.52%(a)
     1.00         5.19       4,780,346      0.45(a)(b)       5.12             0.54(a)
     1.00         4.71         870,170      0.45+(a)         4.99+            0.68+(a)
     1.00         5.43         672,417      0.45(b)          5.29             0.69
     1.00         5.19         247,551      0.45             5.07             0.70
     1.00         5.58         397,809      0.45             5.28             0.76
    $1.00         6.09%    $ 7,585,825      0.55%(a)         5.87%            0.62%(a)
     1.00         4.94       7,068,117      0.55+(a)(b)      5.02+            0.64+(a)
    $1.00         5.99%    $ 3,342,882      0.65%(a)         5.77%            0.72%(a)
     1.00         4.98       2,779,002      0.65(a)(b)       4.92             0.74(a)
     1.00         4.56       1,486,502      0.61+(a)         4.83+            0.88+(a)
     1.00         5.33         649,503      0.55(b)          5.19             0.89
     1.00         5.04         333,000      0.55+            4.97+            0.80+
    $1.00         5.83%    $14,589,888      0.80%(a)         5.62%            0.87%(a)
     1.00         4.69       9,753,000      0.80+(a)(b)      4.77+            0.89+(a)
    $1.00         5.41%    $   913,512      1.20%(a)         5.22%            1.27%(a)
     1.00         4.11         512,318      1.20+(a)(b)      4.37+            1.29+(a)
    $1.00         5.30%    $    27,360      1.30%(a)         5.12%            1.37%(a)
     1.00         2.28           8,828      1.30+(a)(b)      4.27+            1.39+(a)
    $1.00         5.30%    $     1,717      1.30%(a)         5.12%            1.37%(a)
     1.00         2.25             345      1.30+(a)(b)      4.27+            1.39+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

For a share outstanding throughout each period.

                                                                NET ASSET                              DIVIDENDS
                                                                 VALUE               NET               FROM NET
                                                                BEGINNING         INVESTMENT           INVESTMENT
                                                                OF PERIOD         INCOME/(LOSS)         INCOME
                                                                 -----------------------------------------------
MONEY MARKET RESERVES
CAPITAL CLASS SHARES
Year ended 3/31/2001........................................      $1.00             $0.0625             $(0.0625)
Year ended 3/31/2000........................................       1.00              0.0535              (0.0535)
Period ended 3/31/1999*, **.................................       1.00              0.0438              (0.0438)
Period ended 5/15/1998......................................       1.00              0.0252              (0.0252)
Year ended 11/30/1997.......................................       1.00              0.0545              (0.0545)
Year ended 11/30/1996.......................................       1.00              0.0516              (0.0516)
INSTITUTIONAL CLASS SHARES
Period ended 3/31/2001***...................................      $1.00             $0.0221             $(0.0221)
TRUST CLASS SHARES
Year ended 3/31/2001........................................      $1.00             $0.0615             $(0.0615)
Period ended 3/31/2000***...................................       1.00              0.0016              (0.0016)
LIQUIDITY CLASS SHARES
Year ended 3/31/2001........................................      $1.00             $0.0610             $(0.0610)
Year ended 3/31/2000........................................       1.00              0.0520              (0.0520)
Period ended 3/31/1999*, ***................................       1.00              0.0281              (0.0281)
ADVISER CLASS SHARES
Year ended 3/31/2001........................................      $1.00             $0.0600             $(0.0600)
Year ended 3/31/2000........................................       1.00              0.0548              (0.0548)
Period ended 3/31/1999*, ***................................       1.00              0.0344              (0.0344)
INVESTOR CLASS SHARES
Year ended 3/31/2001........................................      $1.00             $0.0501             $(0.0501)
Period ended 3/31/2000***...................................       1.00              0.0043              (0.0043)
MARKET CLASS SHARES
Year ended 3/31/2001........................................      $1.00             $0.0580             $(0.0580)
Year ended 3/31/2000........................................       1.00              0.0490              (0.0490)
Period ended 3/31/1999*, ***................................       1.00              0.0214              (0.0214)
DAILY CLASS SHARES
Year ended 3/31/2001........................................      $1.00             $0.0565             $(0.0565)
Period ended 3/31/2000***...................................       1.00              0.0346              (0.0346)
SERVICE CLASS SHARES
Year ended 3/31/2001........................................      $1.00             $0.0525             $(0.0525)
Period ended 3/31/2000***...................................       1.00              0.0386              (0.0386)
INVESTOR B SHARES
Year ended 3/31/2001........................................      $1.00             $0.0515             $(0.0515)
Period ended 3/31/2000***...................................       1.00              0.0227              (0.0227)
INVESTOR C SHARES
Year ended 3/31/2001........................................      $1.00             $0.0208             $(0.0208)
Period ended 3/31/2000***...................................       1.00              0.0112              (0.0112)

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  * Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.

 ** The financial information for the fiscal periods through May 15, 1998 reflect the financial information for the Emerald Prime Advantage Institutional Fund, which was reorganized into Capital Class Shares as of May 22, 1998.

 *** Money Market Reserves Institutional Class, Trust Class, Liquidity Class,
     Adviser Class, Investor Class, Market Class, Daily Class, Service Class, Investor B and Investor C Shares commenced operations on November 17, 2000, March 22, 2000, August 7, 1998, July 2, 1998, March 3, 2000, October 9,
     1998, July 21, 1999, May 18, 1999, October 5, 1999 and January 6, 2000,
     respectively.

(a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 50

NATIONS RESERVES MONEY MARKET FUNDS

                                                                               WITHOUT WAIVERS
                                                                               AND/OR EXPENSE
                                                                               REIMBURSEMENTS
                                                                               ---------------
                                         RATIO OF                RATIO OF         RATIO OF
                           NET ASSETS    OPERATING            NET INVESTMENT      OPERATING
  NET ASSET                  END OF     EXPENSES TO           INCOME/(LOSS)      EXPENSES TO
    VALUE        TOTAL       PERIOD     AVERAGE NET             TO AVERAGE         AVERAGE
END OF PERIOD   RETURN++     (000)        ASSETS                NET ASSETS       NET ASSETS
----------------------------------------------------------------------------------------------
    $1.00         6.43%    $6,103,253      0.20%(a)(b)             6.19%            0.27%(a)
     1.00         5.48      4,064,349      0.20(a)(b)              5.64             0.33(a)
     1.00         4.47        595,482      0.20+(a)                4.87+            0.46+(a)
     1.00         2.55        118,880      0.20+                   5.54+            0.27+
     1.00         5.58        177,908      0.20                    5.45             0.28
     1.00         5.29        133,044      0.35                    5.16             0.35
    $1.00         2.23%    $  574,968      0.24%+(a)(b)            6.15%+           0.31%+(a)
    $1.00         6.33%    $   67,422      0.30%(a)(b)             6.09%            0.37%(a)
     1.00         0.16             38      0.30+(a)(b)             5.54+            0.43+(a)
    $1.00         6.27%    $1,085,231      0.35%(a)(b)             6.04%            1.12%(a)
     1.00         5.32        946,156      0.35(a)(b)              5.49             1.18(a)
     1.00         2.87          1,078      0.35+(a)                4.72+            1.31+(a)
    $1.00         6.17%    $  622,177      0.45%(a)(b)             5.94%            0.52%(a)
     1.00         5.62        553,728      0.45(a)(b)              5.39             0.58(a)
     1.00         3.46          6,377      0.45+(a)                4.62+            0.71+(a)
    $1.00         5.12%    $   90,380      0.55%(a)(b)             5.84%            0.62%(a)
     1.00         0.43              1      0.55+(a)(b)             5.29+            0.68+(a)
    $1.00         5.96%    $1,292,998      0.65%(a)(b)             5.74%            0.72%(a)
     1.00         5.01      1,021,002      0.65(a)(b)              5.19             0.78(a)
     1.00         2.14        873,993      0.65+(a)                4.42+            0.91+(a)
    $1.00         5.80%    $    7,561      0.80%(a)(b)             5.59%            0.87%(a)
     1.00         3.51          4,525      0.80+(a)(b)             5.04+            0.93+(a)
    $1.00         5.38%    $  203,160      1.20%(a)(b)             5.19%            1.27%(a)
     1.00         3.93         80,500      1.20+(a)(b)             4.64+            1.33+(a)
    $1.00         5.27%    $    6,907      1.30%(a)(b)             5.09%            1.37%(a)
     1.00         2.29          1,940      1.30+(a)(b)             4.54+            1.43+(a)
    $1.00         2.08%    $      340      1.30%(a)(b)             5.09%            1.37%(a)
     1.00         1.12             19      1.30+(a)(b)             4.54+            1.43+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

For a share outstanding throughout each period.

                                                                NET ASSET                               DIVIDENDS
                                                                  VALUE                NET               FROM NET
                                                                BEGINNING          INVESTMENT           INVESTMENT
                                                                OF PERIOD         INCOME/(LOSS)           INCOME
                                                                --------------------------------------------------
TREASURY RESERVES
CAPITAL CLASS SHARES
Year ended 3/31/2001........................................      $1.00              $0.0603             $(0.0603)
Year ended 3/31/2000........................................       1.00               0.0504              (0.0504)
Period ended 3/31/1999*.....................................       1.00               0.0462              (0.0462)
Year ended 4/30/1998........................................       1.00               0.0541              (0.0541)
Year ended 4/30/1997........................................       1.00               0.0519              (0.0519)
Year ended 4/30/1996........................................       1.00               0.0556              (0.0556)
INSTITUTIONAL CLASS SHARES
Period ended 3/31/2001**....................................      $1.00              $0.0206             $(0.0206)
TRUST CLASS SHARES
Year ended 3/31/2001........................................      $1.00              $0.0593             $(0.0593)
Period ended 3/31/2000**....................................       1.00               0.0436              (0.0436)
LIQUIDITY CLASS SHARES
Year ended 3/31/2001........................................      $1.00              $0.0588             $(0.0588)
Year ended 3/31/2000........................................       1.00               0.0489              (0.0489)
Period ended 3/31/1999*.....................................       1.00               0.0448              (0.0448)
Year ended 4/30/1998........................................       1.00               0.0526              (0.0526)
Year ended 4/30/1997........................................       1.00               0.0504              (0.0504)
Year ended 4/30/1996........................................       1.00               0.0541              (0.0541)
ADVISER CLASS SHARES
Year ended 3/31/2001........................................      $1.00              $0.0578             $(0.0578)
Year ended 3/31/2000........................................       1.00               0.0479              (0.0479)
Period ended 3/31/1999*.....................................       1.00               0.0439              (0.0439)
Year ended 4/30/1998........................................       1.00               0.0516              (0.0516)
Year ended 4/30/1997........................................       1.00               0.0494              (0.0494)
Year ended 4/30/1996........................................       1.00               0.0531              (0.0531)
INVESTOR CLASS SHARES
Year ended 3/31/2001........................................      $1.00              $0.0568             $(0.0568)
Period ended 3/31/2000**....................................       1.00               0.0455              (0.0455)
MARKET CLASS SHARES
Year ended 3/31/2001........................................      $1.00              $0.0557             $(0.0557)
Year ended 3/31/2000........................................       1.00               0.0459              (0.0459)
Period ended 3/31/1999*.....................................       1.00               0.0423              (0.0423)
Year ended 4/30/1998........................................       1.00               0.0505              (0.0505)
Period ended 4/30/1997**....................................       1.00               0.0481              (0.0481)
DAILY CLASS SHARES
Year ended 3/31/2001........................................      $1.00              $0.0543             $(0.0543)
Period ended 3/31/2000**....................................       1.00               0.0431              (0.0431)
SERVICE CLASS SHARES
Year ended 3/31/2001........................................      $1.00              $0.0503             $(0.0503)
Period ended 3/31/2000**....................................       1.00               0.0358              (0.0358)
INVESTOR B SHARES
Year ended 3/31/2001........................................      $1.00              $0.0493             $(0.0493)
Period ended 3/31/2000**....................................       1.00               0.0192              (0.0192)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.

 ** Treasury Reserves Institutional Class, Trust Class, Investor Class, Market
    Class, Daily Class, Service Class and Investor B Shares commenced operations on November 21, 2000, May 17, 1999, April 12, 1999, May 3, 1996, April 12,
    1999, May 17, 1999 and October 15, 1999, respectively.

(a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 52

NATIONS RESERVES MONEY MARKET FUNDS

                                                                                 WITHOUT WAIVERS
                                                                                 AND/OR EXPENSE
                                                                                 REIMBURSEMENTS
                                                                                 ---------------
                                         RATIO OF                 RATIO OF          RATIO OF
                           NET ASSETS    OPERATING             NET INVESTMENT       OPERATING
  NET ASSET                  END OF     EXPENSES TO           INCOME/(LOSS) TO     EXPENSES TO
    VALUE        TOTAL       PERIOD     AVERAGE NET             AVERAGE NET          AVERAGE
END OF PERIOD   RETURN++     (000)        ASSETS                   ASSETS          NET ASSETS
------------------------------------------------------------------------------------------------
    $1.00         6.20%    $1,900,312      0.20%(a)(b)              5.99%             0.27%(a)
     1.00         5.15      1,026,684      0.20(a)(b)               5.06              0.28(a)
     1.00         4.72      1,382,688      0.20+(a)                 4.99+             0.45+(a)
     1.00         5.55        246,058      0.20                     5.41              0.45
     1.00         5.30        468,975      0.20                     5.20              0.46
     1.00         5.71        304,342      0.20                     5.50              0.51
    $1.00         2.08%    $   29,572      0.24%+(a)(b)             5.95%+            0.31%+(a)
    $1.00         6.09%    $  315,854      0.30%(a)(b)              5.89%             0.37%(a)
     1.00         4.45        506,339      0.30+(a)(b)              4.96              0.38+(a)
    $1.00         6.04%    $  348,850      0.35%(a)(b)              5.84%             1.17%(a)
     1.00         5.00        364,761      0.35(a)(b)               4.91              1.18(a)
     1.00         4.58        304,387      0.35+(a)                 4.84+             1.35+(a)
     1.00         5.38        743,410      0.35                     5.26              1.35
     1.00         5.15         81,575      0.35                     5.05              0.61
     1.00         5.57         11,804      0.35                     5.35              0.66
    $1.00         5.93%    $1,918,597      0.45%(a)(b)              5.74%             0.52%(a)
     1.00         4.89      1,460,966      0.45(a)(b)               4.81              0.53(a)
     1.00         4.48        344,906      0.45+(a)                 4.74+             0.70+(a)
     1.00         5.28        222,760      0.45                     5.16              0.70
     1.00         5.06        154,256      0.45                     4.95              0.71
     1.00         5.45        175,691      0.45                     5.25              0.76
    $1.00         5.83%    $  700,202      0.55%(a)(b)              5.64%             0.62%(a)
     1.00         4.65        573,261      0.55+(a)(b)              4.71+             0.63+(a)
    $1.00         5.72%    $1,369,949      0.65%(a)(b)              5.54%             0.72%(a)
     1.00         4.68      1,511,932      0.65(a)(b)               4.61              0.73(a)
     1.00         4.31      1,169,932      0.62+(a)                 4.57+             0.90+(a)
     1.00         5.18        265,495      0.55                     5.06              0.90
     1.00         4.92        123,396      0.55+                    4.85+             0.81+
    $1.00         5.56%    $  981,837      0.80%(a)(b)              5.39%             0.87%(a)
     1.00         4.40        847,775      0.80+(a)(b)              4.46+             0.88+(a)
    $1.00         5.14%    $  343,240      1.20%(a)(b)              4.99%             1.27%(a)
     1.00         3.63        244,035      1.20+(a)(b)              4.06+             1.28+(a)
    $1.00         5.04%    $      237      1.30%(a)(b)              4.89%             1.37%(a)
     1.00         1.94             80      1.30+(a)(b)              3.96+             1.38+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

For a share outstanding throughout each period.

                                                                     NET ASSET                               DIVIDENDS
                                                                       VALUE                NET               FROM NET
                                                                     BEGINNING          INVESTMENT           INVESTMENT
                                                                     OF PERIOD         INCOME/(LOSS)           INCOME
                                                                     --------------------------------------------------
GOVERNMENT RESERVES
CAPITAL CLASS SHARES
Year ended 3/31/2001........................................           $1.00              $0.0615             $(0.0615)
Year ended 3/31/2000........................................            1.00               0.0516              (0.0516)
Period ended 3/31/1999*.....................................            1.00               0.0468              (0.0468)
Year ended 4/30/1998........................................            1.00               0.0543              (0.0543)
Year ended 4/30/1997........................................            1.00               0.0520              (0.0520)
Year ended 4/30/1996........................................            1.00               0.0556              (0.0556)
INSTITUTIONAL CLASS SHARES
Period ended 3/31/2001**....................................           $1.00              $0.0210             $(0.0210)
TRUST CLASS SHARES
Year ended 3/31/2001........................................           $1.00              $0.0605             $(0.0605)
Period ended 3/31/2000**....................................            1.00               0.0448              (0.0448)
LIQUIDITY CLASS SHARES
Year ended 3/31/2001........................................           $1.00              $0.0600             $(0.0600)
Year ended 3/31/2000........................................            1.00               0.0501              (0.0501)
Period ended 3/31/1999*.....................................            1.00               0.0454              (0.0454)
Year ended 4/30/1998........................................            1.00               0.0528              (0.0528)
Year ended 4/30/1997........................................            1.00               0.0505              (0.0505)
Year ended 4/30/1996........................................            1.00               0.0537              (0.0537)
ADVISER CLASS SHARES
Year ended 3/31/2001........................................           $1.00              $0.0590             $(0.0590)
Year ended 3/31/2000........................................            1.00               0.0491              (0.0491)
Period ended 3/31/1999*.....................................            1.00               0.0445              (0.0445)
Year ended 4/30/1998........................................            1.00               0.0518              (0.0518)
Year ended 4/30/1997........................................            1.00               0.0495              (0.0495)
Year ended 4/30/1996........................................            1.00               0.0527              (0.0527)
INVESTOR CLASS SHARES
Year ended 3/31/2001........................................           $1.00              $0.0580             $(0.0580)
Period ended 3/31/2000**....................................            1.00               0.0467              (0.0467)
MARKET CLASS SHARES
Year ended 3/31/2001........................................           $1.00              $0.0570             $(0.0570)
Year ended 3/31/2000........................................            1.00               0.0471              (0.0471)
Period ended 3/31/1999*.....................................            1.00               0.0431              (0.0431)
Year ended 4/30/1998........................................            1.00               0.0508              (0.0508)
Period ended 4/30/1997**....................................            1.00               0.0482              (0.0482)
DAILY CLASS SHARES
Year ended 3/31/2001........................................           $1.00              $0.0554             $(0.0554)
Period ended 3/31/2000**....................................            1.00               0.0443              (0.0443)
SERVICE CLASS SHARES
Year ended 3/31/2001........................................           $1.00              $0.0515             $(0.0515)
Period ended 3/31/2000**....................................            1.00               0.0348              (0.0348)
INVESTOR B SHARES
Year ended 3/31/2001........................................           $1.00              $0.0505             $(0.0505)
Period ended 3/31/2000**....................................            1.00               0.0185              (0.0185)
INVESTOR C SHARES
Year ended 3/31/2001........................................           $1.00              $0.0505             $(0.0505)
Period ended 3/31/2000**....................................            1.00               0.0126              (0.0126)

---------------
 + Annualized.
 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
  * Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.
 ** Government Reserves Institutional Class, Trust Class, Investor Class, Market
    Class, Daily Class, Service Class, Investor B and Investor C Shares commenced operations on November 21, 2000, May 17, 1999, April 12, 1999, May 3, 1996, April 12, 1999, June 8, 1999, November 2, 1999 and December 21,
    1999, respectively.
 (a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 54

NATIONS RESERVES MONEY MARKET FUNDS

                                                                                 WITHOUT WAIVERS
                                                                                 AND/OR EXPENSE
                                                                                 REIMBURSEMENTS
                                                                                 ---------------
                                         RATIO OF                 RATIO OF          RATIO OF
                           NET ASSETS    OPERATING             NET INVESTMENT       OPERATING
  NET ASSET                  END OF     EXPENSES TO           INCOME/(LOSS) TO     EXPENSES TO
    VALUE        TOTAL       PERIOD     AVERAGE NET             AVERAGE NET          AVERAGE
END OF PERIOD   RETURN++     (000)        ASSETS                   ASSETS          NET ASSETS
------------------------------------------------------------------------------------------------
    $1.00        6.32%     $  852,138      0.20%(a)(b)              6.06%             0.29%(a)
     1.00         5.28        381,336      0.20(a)(b)               5.26              0.29(a)
     1.00         4.78        229,561      0.20+(a)                 5.05+             0.44+(a)
     1.00         5.57        190,607      0.20                     5.43              0.45
     1.00         5.33        125,377      0.20(a)                  5.22              0.49(a)
     1.00         5.71         58,121      0.20                     5.48              0.53
    $1.00        2.12%     $  260,087      0.24%+(a)                6.02%+            0.33%+(a)
    $1.00        6.22%     $  222,765      0.30%(a)(b)              5.96%             0.39%(a)
     1.00         4.57        125,504      0.30+(a)(b)              5.16+             0.39+(a)
    $1.00        6.16%     $  468,083      0.35%(a)(b)              5.91%             1.14%(a)
     1.00         5.12        140,328      0.35(a)(b)               5.11              1.14(a)
     1.00         4.63         59,551      0.35+(a)                 4.90+             1.29+(a)
     1.00         5.40         32,773      0.35                     5.28              1.30
     1.00         5.19          6,482      0.35(a)                  5.07              0.64(a)
     1.00         5.51            129      0.35                     5.33              0.68
    $1.00        6.06%     $1,190,853      0.45%(a)(b)              5.81%             0.54%(a)
     1.00         5.02        477,205      0.45(a)(b)               5.01              0.54(a)
     1.00         4.54         88,836      0.45+(a)                 4.80+             0.69+(a)
     1.00         5.30         70,164      0.45                     5.18              0.70
     1.00         5.07         24,845      0.45(a)                  4.97              0.74(a)
     1.00         5.39        108,168      0.45                     5.23              0.78
    $1.00        5.95%     $  331,555      0.55%(a)(b)              5.71%             0.64%(a)
     1.00         4.77        111,741      0.55+(a)(b)              4.91+             0.64+(a)
    $1.00        5.85%     $  488,016      0.65%(a)(b)              5.61%             0.74%(a)
     1.00         4.81        370,000      0.65(a)(b)               4.81              0.74(a)
     1.00         4.39        334,000      0.61+(a)                 4.64+             0.89+(a)
     1.00         5.20        274,499      0.55                     5.08              0.90
     1.00         4.93        218,499      0.55+(a)                 4.87+             0.84+(a)
    $1.00        5.69%     $  259,937      0.80%(a)(b)              5.46%             0.89%(a)
     1.00         4.52        171,521      0.80+(a)(b)              4.66+             0.89+(a)
    $1.00        5.27%     $   26,001      1.20%(a)(b)              5.06%             1.29%(a)
     1.00         3.53         10,000      1.20+(a)(b)              4.26+             1.29+(a)
    $1.00        5.17%     $      990      1.30%(a)                 4.96%             1.39%(a)
     1.00         1.86            108      1.30+(a)(b)              4.16+             1.39+(a)
    $1.00        5.17%     $      160      1.30%(a)(b)              4.96%             1.39%(a)
     1.00         1.26            746      1.30+(a)(b)              4.16+             1.39+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

For a share outstanding throughout each period.

                                                                NET ASSET                               DIVIDENDS
                                                                  VALUE                NET               FROM NET
                                                                BEGINNING          INVESTMENT           INVESTMENT
                                                                OF PERIOD         INCOME/(LOSS)           INCOME
                                                                --------------------------------------------------
MUNICIPAL RESERVES
CAPITAL CLASS SHARES
Year ended 3/31/2001........................................      $1.00              $0.0392             $(0.0392)
Year ended 3/31/2000........................................       1.00               0.0329              (0.0329)
Period ended 3/31/1999*.....................................       1.00               0.0292              (0.0292)
Year ended 4/30/1998........................................       1.00               0.0353              (0.0353)
Year ended 4/30/1997........................................       1.00               0.0337              (0.0337)
Year ended 4/30/1996........................................       1.00               0.0362              (0.0362)
INSTITUTIONAL CLASS SHARES
Period ended 3/31/2001**....................................      $1.00              $0.0110             $(0.0110)
TRUST CLASS SHARES
Year ended 3/31/2001........................................      $1.00              $0.0382             $(0.0382)
Period ended 3/31/2000**....................................       1.00               0.0280              (0.0280)
LIQUIDITY CLASS SHARES
Year ended 3/31/2001........................................      $1.00              $0.0377             $(0.0377)
Year ended 3/31/2000........................................       1.00               0.0314              (0.0314)
Period ended 3/31/1999*.....................................       1.00               0.0278              (0.0278)
Year ended 4/30/1998........................................       1.00               0.0341              (0.0341)
Year ended 4/30/1997........................................       1.00               0.0323              (0.0323)
Year ended 4/30/1996........................................       1.00               0.0347              (0.0347)
ADVISER CLASS SHARES
Year ended 3/31/2001........................................      $1.00              $0.0367             $(0.0367)
Year ended 3/31/2000........................................       1.00               0.0304              (0.0304)
Period ended 3/31/1999*.....................................       1.00               0.0270              (0.0270)
Year ended 4/30/1998........................................       1.00               0.0332              (0.0332)
Year ended 4/30/1997........................................       1.00               0.0313              (0.0313)
Year ended 4/30/1996........................................       1.00               0.0337              (0.0337)
INVESTOR CLASS SHARES
Year ended 3/31/2001........................................      $1.00              $0.0357             $(0.0357)
Period ended 3/31/2000**....................................       1.00               0.0287              (0.0287)
MARKET CLASS SHARES
Year ended 3/31/2001........................................      $1.00              $0.0347             $(0.0347)
Year ended 3/31/2000........................................       1.00               0.0284              (0.0284)
Period ended 3/31/1999*.....................................       1.00               0.0254              (0.0254)
Year ended 4/30/1998........................................       1.00               0.0318              (0.0318)
Period ended 4/30/1997**....................................       1.00               0.0301              (0.0301)
DAILY CLASS SHARES
Year ended 3/31/2001........................................      $1.00              $0.0332             $(0.0332)
Period ended 3/31/2000**....................................       1.00               0.0262              (0.0262)
SERVICE CLASS SHARES
Year ended 3/31/2001........................................      $1.00              $0.0292             $(0.0292)
Period ended 3/31/2000**....................................       1.00               0.0048              (0.0048)
INVESTOR B SHARES
Year ended 3/31/2001........................................      $1.00              $0.0282             $(0.0282)
Period ended 3/31/2000**....................................       1.00               0.0062              (0.0062)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.

 ** Municipal Reserves Institutional Class, Trust Class, Investor Class, Market
    Class, Daily Class, Service Class and Investor B Shares commenced operations on November 21, 2000, May 17, 1999, April 12, 1999, May 3, 1996, April 12,
    1999, January 21, 2000 and December 27, 1999, respectively.

(b) The effect of interest expense on the operating expense ratio was 0.02%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 56

NATIONS RESERVES MONEY MARKET FUNDS

                                                                         WITHOUT WAIVERS
                                                                         AND/OR EXPENSE
                                                                         REIMBURSEMENTS
                                                                         ---------------
                                         RATIO OF         RATIO OF          RATIO OF
                           NET ASSETS    OPERATING     NET INVESTMENT       OPERATING
  NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS) TO     EXPENSES TO
    VALUE        TOTAL       PERIOD       AVERAGE       AVERAGE NET          AVERAGE
END OF PERIOD   RETURN++     (000)      NET ASSETS         ASSETS          NET ASSETS
----------------------------------------------------------------------------------------
    $1.00         3.99%     $145,248       0.20%            3.93%             0.29%
     1.00         3.34       172,693       0.20             3.29              0.30
     1.00         2.96       134,268       0.20+            3.10+             0.48+
     1.00         3.61        74,251       0.20(b)          3.53              0.48
     1.00         3.44        59,701       0.20             3.38              0.52
     1.00         3.70        48,482       0.20             3.61              0.58
    $1.00         1.10%     $ 16,116       0.24%+           3.89%+            0.33%+
    $1.00         3.88%     $488,191       0.30%            3.83%             0.39%
     1.00         2.83       526,831       0.30+            3.19+             0.40+
    $1.00         3.83%     $ 35,569       0.35%            3.78%             1.14%(a)
     1.00         3.18        89,050       0.35             3.14              1.15
     1.00         2.81        68,393       0.35+            2.95+             1.33+
     1.00         3.43        53,074       0.35(b)          3.38              1.33
     1.00         3.29        54,677       0.35             3.23              0.67
     1.00         3.52         6,734       0.35             3.46              0.73
    $1.00         3.73%     $129,807       0.45%            3.68%             0.54%
     1.00         3.08        77,511       0.45             3.04              0.55
     1.00         2.73        55,434       0.45+            2.85+             0.73+
     1.00         3.34        29,936       0.45(b)          3.28              0.73
     1.00         3.19         7,296       0.45             3.13              0.77
     1.00         3.43        55,511       0.45             3.36              0.83
    $1.00         3.63%     $ 57,017       0.55%            3.58%             0.64%
     1.00         2.90        64,782       0.55+            2.94+             0.65+
    $1.00         3.52%     $169,001       0.65%            3.48%             0.74%
     1.00         2.87       149,000       0.65             2.84              0.75
     1.00         2.57       146,999       0.61+            2.69+             0.93+
     1.00         3.24        92,000       0.55(b)          3.18              0.93
     1.00         3.06        78,300       0.55+            3.03+             0.87+
    $1.00         3.37%     $554,876       0.80%            3.33%             0.89%
     1.00         2.65       429,644       0.80+            2.69+             0.90+
    $1.00         2.96%     $ 10,000       1.20%            2.93%             1.29%
     1.00         0.48         1,000       1.20+            2.29+             1.30+
    $1.00         2.86%     $     64       1.30%            2.83%             1.39%
     1.00         0.62            91       1.30+            2.19+             1.40+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

For a share outstanding throughout each period.

                                                                NET ASSET                               DIVIDENDS
                                                                  VALUE                NET               FROM NET
                                                                BEGINNING          INVESTMENT           INVESTMENT
                                                                OF PERIOD         INCOME/(LOSS)           INCOME
                                                                --------------------------------------------------
CALIFORNIA TAX-EXEMPT RESERVES
CAPITAL CLASS SHARES
Period ended 3/31/2001**....................................      $1.00             $ 0.0153             $(0.0153)
INSTITUTIONAL CLASS SHARES
Period ended 3/31/2001**....................................      $1.00             $ 0.0003             $(0.0003)
TRUST CLASS SHARES
Year ended 3/31/2001........................................      $1.00             $ 0.0323             $(0.0323)
Period ended 3/31/2000**....................................       1.00               0.0239              (0.0239)
ADVISER CLASS SHARES
Year ended 3/31/2001........................................      $1.00             $ 0.0308             $(0.0308)
Period ended 3/31/2000......................................       1.00               0.0232              (0.0232)
Period ended 5/14/1999*.....................................       1.00               0.0052              (0.0052)
Year ended 2/28/1999........................................       1.00               0.0268              (0.0268)
Year ended 2/28/1998........................................       1.00               0.0309              (0.0309)
Year ended 2/28/1997........................................       1.00               0.0291              (0.0291)
INVESTOR CLASS SHARES
Year ended 3/31/2001........................................      $1.00             $ 0.0298             $(0.0298)
Period ended 3/31/2000......................................       1.00               0.0223              (0.0223)
Period ended 5/14/1999*.....................................       1.00               0.0051              (0.0051)
Year ended 2/28/1999........................................       1.00               0.0261              (0.0261)
Year ended 2/28/1998........................................       1.00               0.0302              (0.0302)
Year ended 2/28/1997........................................       1.00               0.0284              (0.0284)
DAILY CLASS SHARES
Year ended 3/31/2001........................................      $1.00             $ 0.0273             $(0.0273)
Period ended 3/31/2000......................................       1.00               0.0201              (0.0201)
Period ended 5/14/1999*.....................................       1.00               0.0045              (0.0045)
Year ended 2/28/1999........................................       1.00               0.0238              (0.0238)
Year ended 2/28/1998........................................       1.00               0.0279              (0.0279)
Period ended 2/28/1997**....................................       1.00               0.0107              (0.0107)
INVESTOR B SHARES
Period ended 3/31/2001**....................................      $1.00             $ 0.0038             $(0.0038)

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  * The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon California Tax-Exempt Money Market Fund Horizon Service, S, X and Pacific Horizon Shares, which were reorganized into the California Tax-Exempt Reserves Adviser Class, Daily Class and Investor Class Shares, respectively, as of May 21, 1999. Prior to May 21, 1999, the Fund's investment adviser was Bank of America National Trust and Savings Association. Effective May 21, 1999, its investment adviser became Banc of America Advisors, Inc. and its investment sub-adviser became Banc of America Capital Management, Inc.

 ** California Tax-Exempt Reserves Capital Class, Institutional Class, Trust
    Class, Daily Class and Investor B Shares commenced operations on October 3, 2000, March 28, 2001, May 24, 1999, October 2, 1996 and December 29, 2000,
    respectively.

 (a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 58

NATIONS RESERVES MONEY MARKET FUNDS

                                                                             WITHOUT WAIVERS
                                                                             AND/OR EXPENSE
                                                                             REIMBURSEMENTS
                                                                             ---------------
                                             RATIO OF         RATIO OF          RATIO OF
                               NET ASSETS    OPERATING     NET INVESTMENT       OPERATING
      NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS) TO     EXPENSES TO
        VALUE        TOTAL       PERIOD     AVERAGE NET     AVERAGE NET        AVERAGE NET
    END OF PERIOD   RETURN++     (000)        ASSETS           ASSETS            ASSETS
--------------------------------------------------------------------------------------------
        $1.00         1.54%     $     30       0.20%+           3.33%+            0.28%+
        $1.00         0.03%     $  1,000       0.24%+           3.29%+            0.32%+
        $1.00         3.27%     $338,801       0.30%            3.23%+            0.38%
         1.00         2.41       394,837       0.30+            2.70+             0.38+
        $1.00         3.12%     $318,737       0.45%            3.08%             0.53%
         1.00         2.32       360,319       0.45+            2.55+             0.53+
         1.00         0.52       636,000       0.50+            2.49+             0.52+
         1.00         2.71       709,000       0.49(a)          2.65              0.49(a)
         1.00         3.13       671,000       0.50(a)          3.06              0.50(a)
         1.00         2.95       472,000       0.50(a)          2.92              0.50(a)
        $1.00         3.02%     $226,491       0.55%            2.98%             0.63%
         1.00         2.23       284,041       0.55+            2.45+             0.63+
         1.00         0.50       503,000       0.58+            2.43+             0.62+
         1.00         2.64       539,000       0.56(a)          2.61              0.59(a)
         1.00         3.06       598,000       0.57(a)          3.01              0.60(a)
         1.00         2.88       493,000       0.57(a)          2.83              0.60(a)
        $1.00         2.76%     $755,635       0.80%            2.73%             0.88%
         1.00         2.01       699,689       0.80+            2.20+             0.88+
         1.00         0.45       334,000       0.80+            2.21+             0.82+
         1.00         2.41       336,000       0.79(a)          2.35              0.79(a)
         1.00         2.83       172,000       0.80(a)          2.80              0.80(a)
         1.00         1.09        29,000       0.80+(a)         2.66+             0.80+(a)
        $1.00         0.38%     $     64       1.30%+           2.23%+            1.38%+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
  NOTES TO FINANCIAL STATEMENTS

Nations Reserves ("Reserves") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At March 31, 2001, Reserves offered sixteen separate portfolios. These financial statements pertain only to the six money market portfolios of Reserves: Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves, Nations Government Reserves, Nations Municipal Reserves and Nations California Tax-Exempt Reserves (each, a "Portfolio" and collectively, the "Portfolios"). Financial Statements for the other portfolios of Reserves are presented under separate cover. The Portfolios currently offer eleven classes of shares: Capital Class Shares, Institutional Class Shares, Trust Class Shares, Liquidity Class Shares, Adviser Class Shares, Investor Class Shares, Market Class Shares, Daily Class Shares, Service Class Shares, Investor B Shares and Investor C Shares. Shareholders of a Portfolio have equal voting rights on matters affecting all shareholders of the Portfolio. In addition, each class of shares of a Portfolio has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

1.  SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements.

Securities valuation: Securities are valued on the basis of amortized cost, which approximates current market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant accretion to maturity of any discount or amortization of any premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets may be valued under procedures adopted by the Board of Trustees.

Repurchase agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the obligation of the Portfolio to resell, the underlying debt obligation at an agreed-upon price and date, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There would be a potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period the Portfolio seeks to assert its right. The Portfolios' investment adviser and sub-adviser, under the oversight of the Board of Trustees, monitor the value of collateral received as well as the creditworthiness of those banks and dealers with which the Portfolios enter into repurchase agreements to evaluate potential risks.

Reverse repurchase agreements: Cash Reserves, Treasury Reserves and Government Reserves may enter into reverse repurchase agreements with institutions that the Portfolios' investment sub-adviser has determined are creditworthy. Under the terms of a typical reverse repurchase agreement, a Portfolio sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Portfolio enters into a reverse repurchase agreement, it establishes a segregated account with its custodian bank in which it will maintain liquid assets at least equal in value to the Portfolio's obligations arising under the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Portfolio may decline below the price of the securities that the Portfolio is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. Securities subject to repurchase under reverse repurchase agreements are designated in the Statements of net assets.

NATIONS RESERVES MONEY MARKET FUNDS

At March 31, 2001, Treasury Reserves had reverse repurchase agreements outstanding as follows:

Counterparty..........................   Credit Suisse
                                          First Boston
                                           Corporation
Maturity Amount.......................  $1,577,745,682
Maturity Date.........................        04/02/01
Market Value of Assets Sold Under
  Agreements..........................  $1,554,395,195

The average daily balance of reverse repurchase agreements outstanding for Treasury Reserves during the year ended March 31, 2001 was $1,322,348,314. Cash Reserves and Government Reserves did not enter into any reverse repurchase agreements during the year ended March 31, 2001.

The proceeds received by Treasury Reserves under the reverse repurchase agreements were reinvested in tri-party repurchase agreements. Net fees earned during the year ended March 31, 2001, representing the difference between interest rates on the reverse repurchase and repurchase agreements, amounted to $1,253,264 and have been included in interest income in the Statements of operations.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Each Portfolio's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

Dividends and distributions to shareholders: It is the policy of each Portfolio to declare dividends from net investment income daily and to pay such dividends monthly. Each Portfolio will distribute net realized short-term capital gains annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Portfolio level are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Certain reclassifications are made to each Portfolio's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. These reclassifications are due to different book and tax accounting for dividend reclassifications.

Reclassifications for the year ended March 31, 2001 were as follows:

                                       INCREASE/
                                      (DECREASE)      INCREASE/
                        INCREASE/    UNDISTRIBUTED    (DECREASE)
                        (DECREASE)        NET        ACCUMULATED
                         PAID-IN      INVESTMENT     NET REALIZED
                         CAPITAL        INCOME       GAIN/(LOSS)
                          (000)          (000)          (000)
                        -----------------------------------------
Money Market
  Reserves............       --          $ 24            $(24)
Treasury Reserves.....     $ --*           --*             --
Government Reserves...       --*           --*             --
Municipal Reserves....      (61)           --              61

---------------

* Amount represents less than $500.

Federal income tax: Each Portfolio intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Expenses: General expenses of Reserves are allocated to the Portfolios based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Portfolio or class of shares are charged to such Portfolio or class.

Cash flow information: Cash, as used in the Statement of cash flows, is the amount reported in the Statements of net assets and represents cash on hand at a Portfolio's custodian. Reserves issues and redeems shares, invests in securities, and distributes dividends from net investment income and net capital gains (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statements of changes in net assets. Information on cash payments is presented in the Statement of cash flows for Treasury Reserves.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Reserves has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Banc of America Advisors, Inc. ("BAAI"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank

NATIONS RESERVES MONEY MARKET FUNDS
holding company organized as a Delaware corporation, pursuant to which BAAI provides investment advisory services to the Portfolios. Under the terms of the Investment Advisory Agreement, BAAI is entitled to receive an advisory fee, calculated daily and payable monthly, at the maximum annual rate of 0.15% of each Portfolio's average daily net assets.

Reserves has entered into a sub-advisory agreement with BAAI and Banc of America Capital Management, Inc. ("BACAP"), a wholly-owned subsidiary of Bank of America, pursuant to which BACAP is entitled to receive a sub-advisory fee from BAAI at the maximum annual rate of 0.033% of each Portfolio's average daily net assets.

Stephens Inc. ("Stephens") and BAAI serve as co-administrators of Reserves. Under the co-administration agreements, Stephens and BAAI are currently entitled to receive a combined fee, computed daily and paid monthly, at the maximum annual rate of 0.10% of each Portfolio's average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of Reserves pursuant to an agreement with BAAI. For the year ended March 31, 2001, Stephens and BAAI earned 0.01% and 0.02%, respectively, of the Portfolios' average daily net assets for their co-administration services.

BAAI and/or the sub-adviser and Stephens may, from time to time, reduce their fees payable by each Portfolio. During the year ended March 31, 2001 and until July 31, 2001, BAAI and/or the sub-adviser and Stephens have agreed to reimburse expenses and/or waive their fees to the extent that total expenses (excluding shareholder servicing, shareholder administration and distribution fees) exceed an annual rate of 0.20% of each Portfolio's average daily net assets.

BNY serves as the custodian of Reserves' assets. For the year ended March 31, 2001, expenses of certain Portfolios were reduced by $160,953 under expense offset arrangements with BNY. The Portfolios could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements. Municipal Reserves and California Tax-Exempt Reserves do not participate in the expense offset arrangements.

PFPC Inc. ("PFPC") serves as the transfer agent for the Portfolios' shares. Bank of America serves as the sub-transfer agent for the Capital and Trust Class Shares of the Portfolios. Stephens serves as distributor of the Portfolios' shares.

No officer, director or employee of Bank of America, BAAI or BACAP, or any affiliate thereof, receives any compensation from Reserves for serving as Trustee or Officer of Reserves.

Reserves eligible Trustees may participate in non-qualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Portfolios' assets. Income earned on each plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of the Nations Treasury Fund, a portfolio of Nations Fund, Inc., another registered investment company in the Nations Funds family. The expense for the deferred compensation and retirement plans is included in "Trustees' fees and expenses" in the Statements of operations.

Certain other affiliated Nations Funds have made daily investments of cash balances in Cash Reserves and Municipal Reserves, pursuant to an exemptive order received from the Securities and Exchange Commission. At March 31, 2001, approximately 1.42% and 2.67% of the net assets of the Cash Reserves and Municipal Reserves, respectively, were held by other affiliated Nations Funds.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

Reserves has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for Liquidity Class Shares ("Liquidity Class Shares Plan"), Market Class Shares ("Market Class Shares Plan"), Daily Class Shares ("Daily Class Shares Plan"), Investor Class Shares ("Investor Class Shares Plan"), Investor B Shares ("Investor B Shares Plan"), Investor C Shares ("Investor C Shares Plan") and Service Class Shares ("Service Class Shares Plan") of the Portfolios. Under the Liquidity Class Shares Plan, Reserves may reimburse Stephens for actual expenses incurred by Stephens in connection with its distribution efforts up to 0.30% of the average daily net assets of the Liquidity Class Shares of the Portfolios. Under the Market Class Shares Plan, Reserves may compensate or reimburse Stephens for distribution activities or expenses up to 0.20% of the average daily net assets of the Market Class Shares of the Portfolios. Under the Daily Class Shares Plan, Reserves may reimburse Stephens for actual expenses incurred by Stephens in connection with its distribution efforts up to 0.35% of the average daily net assets of the Daily

NATIONS RESERVES MONEY MARKET FUNDS

Class Shares of the Portfolios. Under the Investor Class Shares Plan, Reserves may reimburse Stephens for actual expenses incurred by Stephens in connection with its distribution efforts up to 0.10% of the average daily net assets of the Investor Class Shares of the Portfolios. Under the Investor B Shares Plan, Investor C Shares Plan and Service Class Shares Plan, Reserves may reimburse Stephens for actual expenses incurred by Stephens in connection with its distribution efforts up to 0.75% of the average daily net assets of the Service Class Shares, Investor B Shares, Investor C Shares of the Portfolios.

Currently, Reserves is not reimbursing Stephens for distribution expenses for Liquidity Class Shares. Unreimbursed expenses incurred by Stephens in a given year may not be recovered by Stephens in subsequent years.

In addition, the Liquidity Class Shares Plan permits Reserves to pay Stephens an annual fee of up to 0.30% of the average daily net assets of the Liquidity Class Shares of the Cash Reserves, Money Market Reserves, Government Reserves, Municipal Reserves and California Tax-Exempt Reserves and 0.35% of the average daily net assets of Treasury Reserves. Stephens may use this fee to compensate certain financial institutions, with which it has entered into servicing and/or distribution agreements, that provide administrative and/or distribution services to Liquidity Class shareholders. Currently, Reserves is not compensating Stephens for providing such services.

Reserves also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity, Adviser, Market, Daily, Investor, Investor B, Investor C and Service Class Shares of the Portfolios. Under the Servicing Plans, a Portfolio may pay servicing agents that have entered into a shareholder servicing agreement with Reserves for certain shareholder support services that are provided by the servicing agents to holders of the classes' shares. Payments under the Servicing Plans will not exceed 0.25%, on an annualized basis, of the average daily net assets of the classes' shares and are charged as expenses of each Portfolio directly to the applicable share class.

Reserves also has adopted shareholder administration plans ("Administration Plans") for the Investor B, Investor C, Trust Class and Institutional Class Shares of the Portfolios. Under the Administration Plans, a Portfolio may pay servicing agents that have entered into a shareholder administration agreement with Reserves for certain shareholder support services that are provided by the servicing agents to holders of the classes' shares. Payments under the Administration Plans will not exceed 0.10%, 0.10%, 0.10% and 0.04%, on an annualized basis, of the average daily net assets of the Investor B, Investor C, Trust Class and Institutional Class Shares, respectively, and are charged as expenses of each Portfolio directly to the applicable share class.

During the year ended March 31, 2001 and until July 31, 2001, the annual rates in effect and plan limits, as a percentage of average daily net assets, were and will be as follows:

                                    CURRENT
                                      RATE
                                   (AFTER FEE      PLAN
                                    WAIVERS)       LIMIT
                                   ---------------------
DISTRIBUTION PLAN:
Liquidity Class:
  Treasury Reserves..............     0.00%        0.65%
  Other Funds....................     0.00%        0.60%
Investor Class...................     0.10%        0.10%
Market Class.....................     0.20%        0.20%
Daily Class......................     0.35%        0.35%
Service Class, Investor B and
  Investor C Shares..............     0.75%        0.75%
SHAREHOLDER SERVICING PLAN:
  Liquidity Class................     0.15%        0.25%
  Adviser, Investor, Market,
    Daily, Service Class,
    Investor B and Investor C
    Shares.......................     0.25%        0.25%
SHAREHOLDER ADMINISTRATION PLAN:
  Trust Class, Investor B and
    Investor C Shares............     0.10%        0.10%
  Institutional Class Shares.....     0.04%        0.04%

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BAAI.

4.  SHARES OF BENEFICIAL INTEREST

At March 31, 2001, an unlimited number of shares of beneficial interest without par value was authorized for Reserves. Reserves' Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares. See Schedules of capital stock activity.

5.  RESTRICTED SECURITIES

Certain securities may be subject to legal restrictions and may be difficult to sell. No Portfolio will invest more than 10% of the value of its net assets in securities that are considered illiquid.

The following securities are considered both illiquid and restricted as to resale. Accordingly, they are valued at their fair value under procedures adopted by the Board of Trustees.

NATIONS RESERVES MONEY MARKET FUNDS

CASH RESERVES

                                                                                 VALUE      FAIR     PERCENTAGE   HISTORICAL
                                                                    PAR VALUE     PER      VALUE       OF NET        COST
                                                      ACQUISITION    3/31/01     UNIT     3/31/01      ASSETS      3/31/01
SECURITY                                                 DATE         (000)     3/31/01    (000)      3/31/01       (000)
----------------------------------------------------------------------------------------------------------------------------
First Allmerica Financial Life Insurance Company:
  5.560%+ 04/01/01++................................  02/25/99      $ 50,000     $1.00    $ 50,000      0.1%       $ 50,000
  6.849%+ 05/15/01++................................  05/14/98        50,000      1.00      50,000      0.1          50,000
  5.006%+ 06/22/01++................................  09/22/98        50,000      1.00      50,000      0.1          50,000
GE Life and Annuity Assurance Company,
  5.625%+ 04/01/01++................................  09/01/00        50,000      1.00      50,000      0.1          50,000
Goldman Sachs Group, Inc.,
  6.830% 06/04/01...................................  09/07/00       150,000      1.00     150,000      0.3         150,000
Jackson National Life Insurance Company,
  5.150%+ 06/14/01++................................  06/14/96        50,000      1.00      50,000      0.1          50,000
Security Life of Denver Insurance Company:
  6.471%+ 04/01/01++................................  07/27/00        60,000      1.00      60,000      0.1          60,000
Transamerica Occidental Life Insurance Company:
  5.480%+ 04/01/01++................................  07/31/00       125,000      1.00     125,000      0.2         125,000
  5.520%+ 04/01/01++................................  07/31/00       117,000      1.00     117,000      0.2         117,000
  5.660%+ 05/01/01++................................  07/31/00        20,000      1.00      20,000      0.0*         20,000

---------------

 + Floating rate security. The interest rate shown reflects the rate in effect at March 31, 2001.

++ Reset date.

 * Amount represents less than 0.1%.

MONEY MARKET RESERVES

                                                                                 VALUE      FAIR     PERCENTAGE   HISTORICAL
                                                                    PAR VALUE     PER      VALUE       OF NET        COST
                                                      ACQUISITION    3/31/01     UNIT     3/31/01      ASSETS      3/31/01
SECURITY                                                 DATE         (000)     3/31/01    (000)      3/31/01       (000)
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.:
  6.830% 06/04/01...................................  09/07/00      $ 75,000     $1.00    $ 75,000     0.7%        $ 75,000

MUNICIPAL RESERVES

                                                                                 VALUE      FAIR     PERCENTAGE   HISTORICAL
                                                                    PAR VALUE     PER      VALUE       OF NET        COST
                                                      ACQUISITION    3/31/01     UNIT     3/31/01      ASSETS      3/31/01
SECURITY                                                 DATE         (000)     3/31/01    (000)      3/31/01       (000)
----------------------------------------------------------------------------------------------------------------------------
Bristol, Tennessee Health and Education Facilities
Revenue, Series 1995A, (FGIC Insured, Citibank
SBPA),
  3.550%** 02/28/14.................................  05/18/98      $  8,500     $1.00    $  8,500      0.5%       $  8,500
Utah, Intermountain Power Agency Municipal Trust
Receipts Power Supply Revenue, Series 1996CMC-4,
(FSA Insured, Chase Manhattan SBPA),
  3.550%** 07/01/03.................................  05/18/98         9,900      1.00       9,900      0.6           9,900
Memphis, Tennessee Center City Revenue Finance
Corporation Multi-Family Housing Revenue, (Riverset
Apartments Project) Series 1998PT-1019, (Merrill
Lynch Guarantee, Merrill Lynch SBPA),
  3.800%** 10/01/19.................................  02/02/00         7,420      1.00       7,420      0.5           7,420
New York State Dormitory Authority Revenue, Series
1998PT-1066, (AMBAC Insured, Merrill Lynch SBPA),
  3.330%** 07/01/23.................................  04/18/00        38,990      1.00      38,990      2.4          38,990

NATIONS RESERVES MONEY MARKET FUNDS

                                                                                 VALUE      FAIR     PERCENTAGE   HISTORICAL
                                                                    PAR VALUE     PER      VALUE       OF NET        COST
                                                      ACQUISITION    3/31/01     UNIT     3/31/01      ASSETS      3/31/01
SECURITY                                                 DATE         (000)     3/31/01    (000)      3/31/01       (000)
----------------------------------------------------------------------------------------------------------------------------
Palm Beach County, Florida Multi-Family Housing
Finance Authority Revenue, (Clear Lake Colony
Apartments Project) Series 2000PA-1240, (Merrill
Lynch Guarantee, Merrill Lynch SBPA),
  3.750%** 09/15/02.................................  09/01/00      $  8,160     $1.00    $  8,160      0.5%       $  8,160
Virginia Beach, Virginia Development Authority
Multi-Family Housing Revenue, (Briarwood Apartments
Project) Series 1999PT-1146, (Merrill Lynch
Guarantee, Merrill Lynch SBPA),
  3.650%** 04/01/23.................................  10/15/99        13,080      1.00      13,080      0.8          13,080

---------------

** Variable rate demand note. The interest rate shown reflects the rate in effect at March 31, 2001. These securities are subject to demand features of either one, seven or thirty days.

6.  LINES OF CREDIT

Reserves participates with other Nations Funds in an uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Portfolio maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

For the year ended March 31, 2001, borrowings by the Portfolios under the Agreement were as follows:

                                      AVERAGE
                                      AMOUNT       AVERAGE
                                    OUTSTANDING    INTEREST
            PORTFOLIO                  (000)         RATE
-----------------------------------------------------------
Cash Reserves.....................     $505          6.81%
Money Market Reserves.............      212          6.94
Treasury Reserves.................       37          6.98
Government Reserves...............      336          6.96

The average amount outstanding was calculated based on daily balances in the period.

Reserves also participated with other Nations Funds in a committed line of credit provided by BNY that was terminated on December 7, 2000. Interest on borrowings under the committed line was payable at a specified Federal Funds rate plus 0.50% on an annualized basis. A facility fee of 0.09% per annum of the total amounts available under the line of credit was charged, of which each Portfolio paid its pro rata share. This fee was paid quarterly in arrears. Each participating Portfolio was required to maintain an asset coverage ratio of at least 300% under the terms of the arrangement. For the period ended December 7, 2000, there were no borrowings by the Portfolios under the committed line of credit.

NATIONS RESERVES MONEY MARKET FUNDS

7.  CAPITAL LOSS CARRYFORWARD

At March 31, 2001, the Portfolios had available for federal income tax purposes the following unused capital losses expiring March 31:

                                              2002    2003    2004    2005    2006    2007    2008    2009
                                             (000)    (000)   (000)   (000)   (000)   (000)   (000)   (000)
-----------------------------------------------------------------------------------------------------------
Cash Reserves..............................  $2,405     --      --      --      --     $17      --      --
Money Market Reserves......................      --     --      --      --      --      --      --     $12
Treasury Reserves..........................      --     --      --     $22     $26       2      --      --
Government Reserves........................     482     --      --      --      20      36      --      --
Municipal Reserves.........................      19    $38     $31      15      18       1      --      --

During the year ended March 31, 2001, the following Portfolios utilized capital losses as follows:

                                                                  CAPITAL
                                                              LOSSES UTILIZED
PORTFOLIO                                                          (000)
-----------------------------------------------------------------------------
Cash Reserves...............................................       $176
Money Market Reserves.......................................         --
Treasury Reserves...........................................         94
Government Reserves.........................................        125
Municipal Reserves..........................................          5
California Tax-Exempt Reserves..............................        143

During the year ended March 31, 2001 Municipal Reserve's capital loss in the amount of $61,000 expired.

8.  REORGANIZATIONS

ACQUISITION OF THE PACIFIC HORIZON FUNDS

On May 14, 1999, certain Funds, as listed below (each an "Acquiring Fund"), acquired the assets and assumed the liabilities of the Pacific Horizon Funds, also listed below (each an "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by each Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets as of the reorganization date were as follows:

                                                                                              TOTAL NET ASSETS
                                                       TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND
                                                       OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER ACQUISITION
  ACQUIRING FUND              ACQUIRED FUND                 (000)               (000)               (000)
---------------------------------------------------------------------------------------------------------------
Cash Reserves        Pacific Horizon Prime Fund          $13,963,107         $9,973,934          $23,937,041
Treasury Reserves    Pacific Horizon Treasury Fund         3,144,071          2,533,049            5,677,120
Government Reserves  Pacific Horizon Government Fund         471,810            759,789            1,231,599
Government Reserves  Pacific Horizon Treasury Only
                     Fund                                    423,864            759,789            1,183,653
Municipal Reserves   Pacific Horizon Tax Exempt Fund         754,048            380,361            1,134,409

On May 21, 1999, California Tax-Exempt Reserves, a newly established portfolio, acquired the assets and liabilities of the Pacific Horizon California Tax-Exempt Money Market Fund pursuant to a plan of reorganization approved by its shareholders. The acquisition was accomplished by a tax-free exchange of shares of California Tax-Exempt Reserves in an amount equal to the outstanding shares of the Pacific Horizon California Tax-Exempt Money Market Fund. The financial statements of the California Tax-Exempt Reserves reflect the historical financial results of the Pacific Horizon California Tax-Exempt Money Market Fund prior to the reorganization.

NATIONS RESERVES MONEY MARKET FUNDS

   PACIFIC HORIZON FUND SHARE CLASS      CORRESPONDING RESERVES SHARE CLASS
  ---------------------------------------------------------------------------
  California Tax-Exempt Money Market   Nations California Tax-Exempt Reserves
    Horizon Service Shares               Adviser Class Shares
    Pacific Horizon Shares               Investor Class Shares
    S Shares                             Daily Class Shares
    X Shares                             Daily Class Shares

9.  SUBSEQUENT EVENT

On April 5, 2001, BAAI and BACAP reorganized into successor entities named Banc of America Advisors, LLC and Banc of America Capital Management, LLC, respectively. The successor entities are organized as limited liability companies under the laws of the State of North Carolina.

  REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES OF NATIONS RESERVES

In our opinion, the accompanying statements of net assets, and the related statements of operations, of cash flows for Nations Treasury Reserves and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves, Nations Government Reserves, Nations Municipal Reserves and Nations California Tax-Exempt Reserves (each a series of Nations Reserves, hereafter referred to as the "Trust") at March 31, 2001, and the results of each of their operations, the cash flows for Nations Treasury Reserves, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter collectively referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights of Nations Money Market Reserves for the period December 1, 1997 through May 15, 1998 and each of the two prior periods indicated were audited by other independent accountants whose report dated July 1, 1998 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP
New York, New York
May 16, 2001

NATIONS FUNDS
  TAX INFORMATION (UNAUDITED)

For the year ended March 31, 2001, all of the distributions made from net investment income of Nations Municipal Reserves and Nations California Tax-Exempt Reserves are tax exempt for Federal income tax purposes. A portion of this income may be subject to Federal Alternative Minimum Tax.

               PO Box 34602
               Charlotte, NC 28254-4602
               Toll free 1.800.626.2275 (institutional investors)
               Toll free 1.800.321.7854 (individual investors)

[NATIONS FUNDS LOGO]






RESERVESAR (3/01)